UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.

(Exact name of registrant as specified in charter)

c/o PFPC Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Address of principal executive offices)    (Zip code)

David Lebisky
c/o PFPC Inc.
760 Moore Rd.
King of Prussia, PA 19406

(Name and address of agent for service)

Registrant's telephone number, including area code: 610-382-8667

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( §§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS	(Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS - 98.8%
	Consumer Discretionary - 17.5%
15,900	Abercrombie & Fitch Company, Class A	$910,116
145,316	American Eagle Outfitters	4,294,088
10,100	American Greetings Corporation, Class A	257,348
3,500	Autoliv, Inc.	166,775
30,600	Autonation, Inc.*	579,564
8,500	Barnes & Noble, Inc.*	293,165
7,700	Bed Bath & Beyond, Inc.*	281,358
5,600	Best Buy Company, Inc.	302,456
22,440	Black & Decker Corporation	1,772,536
27,300	Brinker International, Inc.*	988,806
200	Brunswick Corporation	9,370
3,100	Carnival Corporation	160,611
5,700	Centex Corporation	326,439
6,500	Choice Hotels International, Inc.	402,675
71,066	Circuit City Stores, Inc.	1,140,609
28,800	Coach, Inc.*	1,630,944
13,800	Comcast Corporation, Class A*	466,164
10,400	Comcast Corporation, Special Class A*	347,360
38,000	Costco Wholesale Corporation	1,678,840
18,533	D.R. Horton, Inc.	541,915
21,800	Dillard's, Inc., Class A	586,420
8,508	Eastman Kodak Company	276,935
160,574	eBay, Inc.*	5,982,987
2,939	Getty Images, Inc.*	208,992
8,000	GTECH Holdings Corporation	188,240
3,528	Harley-Davidson, Inc.	203,777
17,600	Harman International Industries, Inc.	1,556,896
17,900	Home Depot, Inc.	684,496
250,000	International Game Technology	6,665,000
47,699	Interpublic Group of Companies, Inc.*	585,744
6,300	Johnson Controls, Inc.	351,288
129,000	Liberty Media Corporation, Class A*	1,337,730
238,815	Liberty Media International, Inc., Class A*	10,445,768
2,523	Lowe's Companies, Inc.	144,038
95,000	Marriott International, Inc., Class A	6,351,700
19,134	Maytag Corporation	267,302
5,500	McGraw-Hill Companies, Inc.	479,875
90,000	MGM Mirage*	6,373,800
15,900	Michaels Stores, Inc.	577,170
9,337	New York Times Company, Class A	341,548
21,200	Polaris Industries, Inc.	1,488,876
12,171	RadioShack Corporation	298,190
4,266	Regal Entertainment Group, Class A	89,714
18,795	Rent-A-Center, Inc.*	513,291
29,400	Rite Aid Corporation*	116,424
295,300	Staples, Inc.	9,281,279
3,400	Starbucks Corporation*	175,644
36,700	Target Corporation	1,835,734
112,700	Time Warner, Inc.*	1,977,885
14,000	TJX Companies, Inc.	344,820
1,072	Toll Brothers, Inc.*	84,527
52,710	UnitedGlobalCom, Inc., Class A*	498,637
56,199	Viacom, Inc., Class B	1,957,411
26,500	Walt Disney Company	761,345
160,000	Weight Watchers International, Inc.*	6,876,800
600	Westwood One, Inc.*	12,210
14,500	Whirlpool Corporation	982,085
225,000	XM Satellite Radio Holdings, Inc., Class A*	7,087,500
		94,543,217
	Consumer Staples - 11.3%
7,771	Alberto-Culver Company	371,920
33,900	Albertson's, Inc.	700,035
38,300	Anheuser-Busch Companies, Inc.	1,815,037
29,967	Archer-Daniels-Midland Company	736,589
73,300	Coca-Cola Company	3,054,411
12,000	Colgate-Palmolive Company	626,040
11,100	CVS Corporation	584,082
24,859	Energizer Holdings, Inc.*	1,486,568
2,500	Estee Lauder Companies, Inc., Class A	112,450
194,300	Gillette Company	9,808,264
19,700	Hershey Foods Corporation	1,191,062
15,900	PepsiAmericas, Inc.	360,294
56,900	PepsiCo, Inc.	3,017,407
27,900	Pilgrim's Pride Corporation	996,588
151,000	Procter & Gamble Company	8,003,000
7,900	Reynolds American, Inc.	636,661
9,600	Supervalu, Inc.	320,160
61,611	Tyson Foods, Inc., Class A	1,027,671
17,600	UST, Inc.	909,920
293,800	Wal-Mart Stores, Inc.	14,722,318

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Consumer Staples (continued)
235,050	Walgreen Company	$10,440,921
		60,921,398
	Energy - 1.4%
23,269	Amerada Hess Corporation	2,238,710
11,800	Anadarko Petroleum Corporation	897,980
32,700	Burlington Resources, Inc.	1,637,289
9,219	ConocoPhillips	994,177
3,500	Devon Energy Corporation	167,125
10,377	Marathon Oil Corporation	486,889
7,917	Patina Oil & Gas Corporation	316,680
2,202	Sunoco, Inc.	227,951
10,332	Valero Energy Corporation	757,026
		7,723,827
	Financials - 7.0%
16,800	Ambac Financial Group, Inc.	1,255,800
3,100	American Express Company	159,247
23,000	American International Group, Inc.	1,274,430
55,533	AmeriCredit Corporation*	1,301,694
1,600	Arthur J Gallagher & Company	46,080
36,000	Bank of America Corporation	1,587,600
2,100	Blackrock, Inc., Class A	157,353
3,000	Capital One Financial Corporation	224,310
2,600	CBL & Associates Properties, Inc.	185,926
33,896	Chicago Mercantile Exchange Holdings, Inc.	6,576,841
12,657	Cigna Corporation	1,130,270
20,494	Doral Financial Corporation	448,614
24,979	Fannie Mae	1,360,107
39,070	Fidelity National Financial, Inc.	1,286,966
9,200	Freddie Mac	581,440
583	Goldman Sachs Group, Inc.	64,124
19,895	HRPT Properties Trust	236,949
6,599	Hudson City Bancorp, Inc.	241,193
9,660	iStar Financial, Inc.	397,799
21,900	Loews Corporation	1,610,526
27,500	MBIA, Inc.	1,437,700
18,560	MBNA Corporation	455,648
131,403	Moody's Corporation	10,625,247
1,759	Nationwide Financial Services, Inc., Class A	63,148
26,100	North Fork Bancorporation, Inc.	724,014
3,700	Nuveen Investments, Inc., Class A	126,984
3,950	PMI Group, Inc.	150,139
10,000	Providian Financial Corporation*	171,600
30,400	Prudential Financial, Inc.	1,744,960
3,500	Radian Group, Inc.	167,090
10,730	Schwab (Charles) Corporation	112,772
5,200	SLM Corporation	259,168
300	St. Joe Company	20,190
4,700	State Street Corporation	205,484
3,629	T. Rowe Price Group, Inc.	215,490
17,580	Thornburg Mortgage, Inc.	492,943
11,100	U.S. Bancorp	319,902
6,600	Wachovia Corporation	336,006
8,303	WR Berkley Corporation	411,829
		38,167,583
	Health Care - 22.4%
86,286	Abbott Laboratories	4,022,653
18,842	Accredo Health, Inc.*	836,773
49,506	Aetna, Inc.	3,710,475
147,330	Allergan, Inc.	10,235,015
10,100	AmerisourceBergen Corporation	578,629
95,255	Amgen, Inc.*	5,544,793
4,700	Barr Pharmaceuticals, Inc.*	229,501
21,900	Baxter International, Inc.	744,162
34,200	Becton, Dickinson & Company	1,997,964
16,300	Biogen Idec, Inc.*	562,513
8,413	Biomet, Inc.	305,392
23,117	Bristol-Myers Squibb Company	588,559
14,791	Cardinal Health, Inc.	825,338
87,299	Caremark Rx, Inc.*	3,472,754
2,460	Chiron Corporation*	86,248
8,600	Coventry Health Care, Inc.*	586,004
7,000	Cytyc Corporation*	161,070
3,400	Dade Behring Holdings, Inc.*	200,362
17,950	DaVita, Inc.*	751,207
36,800	Edwards Lifesciences Corporation*	1,590,496
56,200	Eli Lilly & Company	2,928,020
7,000	Eon Labs, Inc.*	211,680
14,000	Fisher Scientific International, Inc.*	796,880
541	Forest Laboratories, Inc.*	19,990
160,000	Genentech, Inc.*	9,057,600
28,600	Genzyme Corporation*	1,637,064
21,742	Gilead Sciences, Inc.*	778,364
17,400	Guidant Corporation	1,285,860
19,000	HCA, Inc.	1,017,830
3,800	Health Management Associates, Inc., Class A	99,484
6,178	Hospira, Inc.*	199,364
24,172	Humana, Inc.*	772,054
See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Health Care (continued)
39,300	ImClone Systems, Inc.*	$1,355,850
41,300	IMS Health, Inc.	1,007,307
200	Inamed Corporation*	13,976
195,028	Johnson & Johnson	13,098,080
2,700	Kinetic Concepts, Inc.*	161,055
3,700	Lincare Holdings, Inc.*	163,651
8,047	Medco Health Solutions, Inc.*	398,890
13,947	Medicis Pharmaceutical Corporation, Class A	418,131
66,414	Medtronic, Inc.	3,383,793
142,922	Merck & Company, Inc.	4,626,385
100	MGI Pharma, Inc.*	2,527
1,400	Mylan Laboratories, Inc.	24,808
24,252	Pacificare Health Systems, Inc.*	1,380,424
19,337	PerkinElmer, Inc.	398,922
438,184	Pfizer, Inc.	11,511,094
10,585	Pharmaceutical Product Development, Inc.*	512,843
2,200	Quest Diagnostics	231,286
2,800	Respironics, Inc.*	163,156
8,300	St. Jude Medical, Inc.*	298,800
8,000	Stryker Corporation	356,880
28,162	UnitedHealth Group, Inc.	2,686,092
22,782	VCA Antech, Inc.*	460,880
95,000	WellPoint, Inc.*	11,908,250
47,700	Wyeth	2,011,986
115,500	Zimmer Holdings, Inc.*	8,987,055
		121,396,219
	Industrials - 9.1%
43,750	3M Company	3,748,938
18,250	AGCO Corporation*	333,063
10,100	Alliant Techsystems, Inc.*	721,645
49,820	Allied Waste Industries, Inc.*	364,184
45,096	AMR Corporation*	482,527
20,856	Apollo Group, Inc., Class A*	1,544,595
5,872	Avery Dennison Corporation	363,653
40,600	Boeing Company	2,373,476
7,902	Briggs & Stratton Corporation	287,712
96,173	Cendant Corporation	1,975,393
25,181	CNF, Inc.	1,178,219
10,662	CSX Corporation	444,072
23,000	Emerson Electric Company	1,493,390
4,900	Equifax, Inc.	150,381
177,417	Expeditors International Washington, Inc.	9,500,680
10,300	Federal Signal Corporation	156,251
5,000	FedEx Corporation	469,750
151,582	Ford Motor Company	1,717,424
39,093	General Electric Company	1,409,694
2,500	H&R Block, Inc.	126,450
3,300	Illinois Tool Works, Inc.	295,449
32,100	Ingram Micro, Inc., Class A*	535,107
100	ITT Educational Services, Inc.*	4,850
4,200	ITT Industries, Inc.	379,008
58,748	J.B. Hunt Transport Services, Inc.	2,571,400
35,700	Norfolk Southern Corporation	1,322,685
11,100	Northrop Grumman Corporation	599,178
7,900	Pitney Bowes, Inc.	356,448
12,800	Rockwell Automation, Inc.	724,992
35,100	Ryder System, Inc.	1,463,670
40,489	Southwest Airlines Company	576,563
130,000	United Parcel Service, Inc., Class B	9,456,200
6,610	W.W. Grainger, Inc.	411,605
33,825	Yellow Roadway Corporation*	1,980,116
		49,518,768
	Information Technology - 25.3%
31,800	Acxiom Corporation	665,574
36,300	Adobe Systems, Inc.	2,438,271
69,400	Advanced Micro Devices, Inc.*	1,118,728
8,869	Alliance Data Systems Corporation*	358,308
7,600	Altera Corporation*	150,328
16,322	Analog Devices, Inc.	589,877
62,514	Apple Computer, Inc.*	2,604,958
26,956	Applied Materials, Inc.*	438,035
1,500	Arrow Electronics, Inc.*	38,025
98,938	Autodesk, Inc.	2,944,395
14,228	Automatic Data Processing, Inc.	639,549
22,676	BEA Systems, Inc.*	180,728
16,000	BMC Software, Inc.*	240,000
5,600	Broadcom Corporation, Class A*	167,552
3,199	CDW Corporation	181,319
29,944	CheckFree Corporation*	1,220,517
331,039	Cisco Systems, Inc.*	5,922,288
19,802	Citrix Systems, Inc.*	471,684
32,272	Cognizant Technology Solutions Corporation, Class A*	1,490,966
344	Computer Associates International, Inc.	9,322
33,500	Computer Sciences Corporation*	1,535,975
11,700	Comverse Technology, Inc.*	295,074
22,135	Cree, Inc.*	481,436
10,200	CSG Systems International, Inc.*	166,158
89,711	Dell, Inc.*	3,446,697

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)

	Information Technology (continued)
3,358	Diebold, Inc.	$184,186
42,700	EMC Corporation*	526,064
279,900	First Data Corporation	11,002,869
7,420	Flir Systems, Inc.*	224,826
70,000	Freescale Semiconductor, Inc., Class A*	1,186,500
37,403	Freescale Semiconductor, Inc., Class B*	645,202
4,400	Google, Inc., Class A*	794,244
4,800	Harris Corporation	156,720
8,700	Hewlett-Packard Company	190,878
368,284	Intel Corporation	8,555,237
60,017	International Business Machines Corporation	5,484,353
3,449	International Rectifier Corporation*	156,930
170,195	Intuit, Inc.*	7,449,435
22,122	Jabil Circuit, Inc.*	630,919
2,700	KLA-Tencor Corporation*	124,227
7,076	Lam Research Corporation*	204,213
77,900	Lexmark International, Inc., Class A*	6,229,663
21,000	Linear Technology Corporation	804,510
12,120	Maxim Integrated Products, Inc.	495,344
20,292	McAfee, Inc.*	457,788
5,277	Microchip Technology, Inc.	137,255
105,910	Micron Technology, Inc.*	1,095,109
876,548	Microsoft Corporation	21,186,165
67,600	Motorola, Inc.	1,011,972
2,400	Network Appliance, Inc.*	66,384
241,224	Paychex, Inc.	7,916,972
463,490	Qualcomm, Inc.	16,986,909
2,200	Sabre Holdings Corporation, Class A	48,136
250,000	SanDisk Corporation*	6,950,000
79,508	Sanmina-SCI Corporation*	415,032
100	Silicon Laboratories, Inc.*	2,971
5,200	Storage Technology Corporation*	160,160
56,800	Symantec Corporation*	1,211,544
416	Tech Data Corporation*	15,417
31,718	Texas Instruments, Inc.	808,492
36,640	VeriSign, Inc.*	1,051,568
17,600	Xilinx, Inc.	514,448
118,248	Yahoo!, Inc.*	4,008,607
		136,887,013
	Materials - 2.9%
3,700	Alcoa, Inc.	112,443
7,900	Ball Corporation	327,692
19,882	Bowater, Inc.	748,955
2,000	du Pont (E.I.) de Nemours & Company	102,480
3,000	Ecolab, Inc.	99,150
3,808	Engelhard Corporation	114,354
7,877	Georgia-Pacific Corporation	279,555
5,900	Louisiana-Pacific Corporation	148,326
10,700	Lubrizol Corporation	434,848
50,081	Lyondell Chemical Company	1,398,262
16,500	Massey Energy Company	660,660
3,800	Newmont Mining Corporation	160,550
44,000	Nucor Corporation	2,532,640
1,400	Phelps Dodge Corporation	142,422
160,000	Praxair, Inc.	7,657,600
730	RPM International, Inc.	13,344
6,340	United States Steel Corporation	322,389
9,700	Weyerhaeuser Company	664,450
		15,920,120
	Telecommunication Services - 1.6%
5,400	Alltel Corporation	296,190
38,400	CenturyTel, Inc.	1,261,056
87,598	Citizens Communications Company	1,133,518
4,900	Foundry Networks, Inc.*	48,510
34,385	Juniper Networks, Inc.*	758,533
41,500	Nextel Communications, Inc., Class A*	1,179,430
39,300	Nextel Partners, Inc., Class A*	863,028
12,655	Spectrasite, Inc.*	733,610
51,100	Sprint Corporation	1,162,525
5,900	Telephone & Data Systems, Inc.	481,440
4,900	United States Cellular Corporation*	223,587
11,633	Verizon Communications, Inc.	412,972
		8,554,399
	Utilities - 0.3%
16,900	NRG Energy, Inc.*	577,135
12,700	PG&E Corporation	433,070
9,009	TXU Corporation	717,387
		1,727,592
	TOTAL COMMON STOCKS
	(Cost $474,841,875)	535,360,136

TOTAL INVESTMENTS
(Cost $474,841,875)	98.8%	535,360,136
OTHER ASSETS AND LIABILITIES
(Net)	1.2%	6,286,799
NET ASSETS

FUTURES CONTRACTS - LONG POSITIONS

Number of Contracts		Unrealized Appreciation
102 CME E-Mini S&P 500		$25,878

*	Non-income producing security.

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS	(Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS - 99.0%
	Consumer Discretionary - 11.1%
1,300	American Axle & Manufacturing Holdings, Inc.	$31,850
6,130	American Eagle Outfitters	181,141
25,500	Blockbuster, Inc., Class A	225,165
1,300	BorgWarner, Inc.	63,284
1,100	Brinker International, Inc.*	39,842
650	Brunswick Corporation	30,453
3,600	Caesars Entertainment, Inc.*	71,244
960	Centex Corporation	54,979
7,300	Comcast Corporation, Class A*	246,594
1,900	Cooper Tire & Rubber Company	34,884
267	D.R. Horton, Inc.	7,797
4,400	Dana Corporation	56,276
5,802	Eastman Kodak Company	188,855
1,000	Entercom Communications Corporation*	35,520
1,800	Federated Department Stores, Inc.	114,552
10,504	Ford Motor Company	119,010
1,000	Fortune Brands, Inc.	80,630
3,900	Gap, Inc.	85,176
4,067	General Motors Corporation	119,529
7,100	Interpublic Group of Companies, Inc.*	87,188
8,475	Johnson Controls, Inc.	472,566
1,200	Jones Apparel Group, Inc.	40,188
200	KB Home	23,492
1,400	Lear Corporation	62,104
5,200	Limited Brands, Inc.	126,360
1,100	Magna International, Inc., Class A	73,590
300	Mandalay Resort Group	21,147
728	Maytag Corporation	10,170
11,115	McDonald's Corporation	346,121
832	MDC Holdings, Inc.	57,949
300	Media General, Inc., Class A	18,555
4,700	Newell Rubbermaid, Inc.	103,118
1,800	Nordstrom, Inc.	99,684
6,100	Office Depot, Inc.*	135,298
594	OfficeMax, Inc.	19,899
13,775	RadioShack Corporation	337,488
1,500	Ryland Group, Inc.	93,030
2,300	Target Corporation	115,046
36,307	Time Warner, Inc.*	637,188
21,350	TJX Companies, Inc.	525,851
17,364	UnitedGlobalCom, Inc., Class A*	164,263
100	Urban Outfitters, Inc.*	4,797
1,000	V.F. Corporation	59,140
700	Viacom, Inc., Class B	24,381
900	Walt Disney Company	25,857
300	Wendy's International, Inc.	11,712
14,319	Whirlpool Corporation	969,826
500	Wiley (John) & Sons, Inc., Class A	17,625
		6,470,414
	Consumer Staples - 5.5%
1,200	Albertson's, Inc.	24,780
11,899	Altria Group, Inc.	778,076
5,390	Archer-Daniels-Midland Company	132,486
1,800	Avon Products, Inc.	77,292
349	Colgate-Palmolive Company	18,207
716	Costco Wholesale Corporation	31,633
4,100	Del Monte Foods Company*	44,485
2,600	General Mills, Inc.	127,790
2,000	Kellogg Company	86,540
2,200	Kimberly-Clark Corporation	144,606
7,400	Kroger Company*	118,622
1,100	PepsiCo, Inc.	58,333
2,079	Reynolds American, Inc.	167,547
6,100	Safeway, Inc.*	113,033
37,875	Sara Lee Corporation	839,310
2,300	Supervalu, Inc.	76,705
1,500	Tyson Foods, Inc., Class A	25,020
2,000	Unilever N.V., NY Shares	136,840
3,600	UST, Inc.	186,120
		3,187,425
	Energy - 12.1%
4,400	Amerada Hess Corporation	423,324
223	Ashland, Inc.	15,046
5,250	BP PLC, ADR	327,600
20,200	ChevronTexaco Corporation	1,177,862
11,175	ConocoPhillips	1,205,112
4,178	Devon Energy Corporation	199,499
5,278	EOG Resources, Inc.	257,250
36,049	Exxon Mobil Corporation	2,148,520
6,354	Marathon Oil Corporation	298,130
2,700	Occidental Petroleum Corporation	192,159
4,537	Patina Oil & Gas Corporation	181,480
1,500	Unocal Corporation	92,535
6,992	Valero Energy Corporation	512,304
		7,030,821

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Financials - 32.9%
1,800	ACE, Ltd.	$74,286
9,750	Allstate Corporation	527,085
3,770	American International Group, Inc.	208,896
7,098	AmeriCredit Corporation*	166,377
19,025	AON Corporation	434,531
34,096	Bank of America Corporation	1,503,634
1,400	BB&T Corporation	54,712
600	Bear Stearns Companies, Inc.	59,940
100	Boston Properties, Inc.	6,023
600	Capital One Financial Corporation	44,862
100	Chicago Mercantile Exchange Holdings, Inc.	19,403
1,700	Chubb Corporation	134,759
9,850	CIT Group, Inc.	374,300
50,775	Citigroup, Inc.	2,281,828
700	City National Corporation	48,874
7,825	Comerica, Inc.	431,001
10,200	Commerce Bancorp, Inc.	331,194
4,100	Countrywide Financial Corporation	133,086
1,262	E*Trade Financial Corporation*	15,144
1,200	Eaton Vance Corporation	28,128
1,300	Equity Office Properties Trust	39,169
9,275	Fannie Mae	505,024
642	Fidelity National Financial, Inc.	21,147
9,600	Fifth Third Bancorp	412,608
1,400	Franklin Resources, Inc.	96,110
14,500	Freddie Mac	916,400
5,100	Genworth Financial Inc., Class A	140,352
1,200	Golden West Financial Corporation	72,600
3,700	Goldman Sachs Group, Inc.	406,963
2,300	Hartford Financial Services Group, Inc.	157,688
3,500	Host Marriott Corporation	57,960
2,950	HRPT Properties Trust	35,135
4,400	Huntington Bancshares, Inc.	105,160
1,295	Investors Financial Services Corporation	63,338
900	iStar Financial, Inc.	37,062
10,496	JPMorgan Chase & Company	363,162
4,100	KeyCorp	133,045
3,300	Lehman Brothers Holdings, Inc.	310,728
8,400	Loews Corporation	617,736
9,850	MBIA, Inc.	514,958
3,800	Mellon Financial Corporation	108,452
4,600	Merrill Lynch & Company, Inc.	260,360
33,000	MetLife, Inc.	1,290,300
1,200	MGIC Investment Corporation	74,004
17,325	Morgan Stanley	991,856
10,200	National City Corporation	341,700
1,100	Nationwide Financial Services, Inc., Class A	39,490
2,750	North Fork Bancorporation, Inc.	76,285
400	Northern Trust Corporation	17,376
1,000	PMI Group, Inc.	38,010
1,100	PNC Financial Services Group, Inc.	56,628
6,400	ProLogis	237,440
4,400	Prudential Financial, Inc.	252,560
992	SEI Investments Company	35,871
1,300	SLM Corporation	64,792
550	St. Joe Company	37,015
2,000	St. Paul Travelers Companies, Inc.	73,460
1,700	StanCorp Financial Group, Inc.	144,126
4,100	State Street Corporation	179,252
2,100	SunTrust Banks, Inc.	151,347
1,700	Synovus Financial Corporation	47,362
2,100	TCF Financial Corporation	57,015
4,234	Thornburg Mortgage, Inc.	118,721
6,300	Torchmark Corporation	328,860
4,200	U.S. Bancorp	121,044
2,900	UnionBanCal Corporation	177,625
4,000	UnumProvident Corporation	68,080
600	Vornado Realty Trust	41,562
6,201	Wachovia Corporation	315,693
16,050	Washington Mutual, Inc.	633,975
3,600	Wells Fargo & Company	215,280
2,200	WR Berkley Corporation	109,120
8,125	XL Capital, Ltd., Class A	588,006
400	Zions Bancorporation	27,608
		19,204,683
	Health Care - 7.3%
6,860	Aetna, Inc.	514,157
15,800	Bristol-Myers Squibb Company	402,268
6,900	Cardinal Health, Inc.	385,020
6,625	Cigna Corporation	591,612
900	Community Health Systems, Inc.*	31,419
2,000	Edwards Lifesciences Corporation*	86,440
6,450	HCA, Inc.	345,527
3,382	Humana, Inc.*	108,021
3,500	IMS Health, Inc.	85,365
20,207	McKesson Corporation	762,814

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Health Care (continued)
2,400	Medco Health Solutions, Inc.*	$118,968
3,500	Merck & Company, Inc.	113,295
1,589	Pacificare Health Systems, Inc.*	90,446
13,200	Pfizer, Inc.	346,764
600	Pharmaceutical Product Development, Inc.*	29,070
581	UnitedHealth Group, Inc.	55,416
3,846	Wyeth	162,224
		4,228,826
	Industrials - 11.8%
400	3M Company	34,276
6,658	AGCO Corporation*	121,508
919	Alliant Techsystems, Inc.*	65,663
1,217	Allied Waste Industries, Inc.*	8,896
700	Apollo Group, Inc., Class A*	51,842
15,825	Boeing Company	925,129
5,260	Briggs & Stratton Corporation	191,517
5,561	Burlington Northern Santa Fe Corporation	299,905
1,000	Caterpillar, Inc.	91,440
25,191	Cendant Corporation	517,423
400	CNF, Inc.	18,716
1,200	Cooper Industries, Ltd., Class A	85,824
1,500	Crane Company	43,185
4,386	CSX Corporation	182,677
1,700	Eaton Corporation	111,180
3,293	Expeditors International Washington, Inc.	176,340
1,400	FedEx Corporation	131,530
1,100	General Dynamics Corporation	117,755
28,656	General Electric Company	1,033,335
2,600	Goodrich Corporation	99,554
4,621	Graco, Inc.	186,504
1,100	H&R Block, Inc.	55,638
800	Honeywell International, Inc.	29,768
2,500	Hubbell, Inc., Class B	127,750
1,380	J.B. Hunt Transport Services, Inc.	60,403
1,300	Jacobs Engineering Group, Inc.*	67,496
1,500	Masco Corporation	52,005
8,200	Norfolk Southern Corporation	303,810
786	PHH Corporation*	17,190
4,900	Ryder System, Inc.	204,330
13,600	Southwest Airlines Company	193,664
600	SPX Corporation	25,968
1,800	Textron, Inc.	134,316
5,238	Timken Company	143,207
10,265	Union Pacific Corporation	715,470
340	United Parcel Service, Inc., Class B	24,732
1,500	W.W. Grainger, Inc.	93,405
2,009	Yellow Roadway Corporation*	117,607
		6,860,958
	Information Technology - 6.2%
28,000	ADC Telecommunications, Inc.*	55,720
1,400	Adobe Systems, Inc.	94,038
3,571	Alliance Data Systems Corporation*	144,268
4,050	Apple Computer, Inc.*	168,764
3,000	BEA Systems, Inc.*	23,910
600	CheckFree Corporation*	24,456
1,100	Cognizant Technology Solutions Corporation, Class A*	50,820
30,175	Computer Associates International, Inc.	817,743
6,300	Corning, Inc.*	70,119
5,600	Electronic Data Systems Corporation	115,752
160	First Data Corporation	6,290
10,000	Flextronics International, Ltd.*	120,400
47,150	Hewlett-Packard Company	1,034,471
900	International Business Machines Corporation	82,242
25,725	Microsoft Corporation	621,773
600	Network Appliance, Inc.*	16,596
2,400	Sanmina-SCI Corporation*	12,528
19,400	Solectron Corporation*	67,318
700	Tech Data Corporation*	25,942
10,000	Tellabs, Inc.*	73,000
172	VeriSign, Inc.*	4,936
400	VERITAS Software Corporation*	9,288
		3,640,374
	Materials - 3.7%
500	Dow Chemical Company	24,925
3,600	du Pont (E.I.) de Nemours & Company	184,464
263	Florida Rock Industries, Inc.	15,469
200	Freeport-McMoRan Copper & Gold, Inc., Class B	7,922
8,257	Georgia-Pacific Corporation	293,041
2,700	Hercules, Inc.*	39,096
4,300	International Paper Company	158,197
400	Lafarge North America, Inc.	23,380
100	Louisiana-Pacific Corporation	2,514
2,152	Lyondell Chemical Company	60,084
1,800	Martin Marietta Materials, Inc.	100,656
4,300	Monsanto Company	277,350
1,500	Nucor Corporation	86,340

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Materials (continued)
2,400	Owens-Illinois, Inc.*	$60,336
740	Phelps Dodge Corporation	75,280
1,700	PPG Industries, Inc.	121,584
2,600	RPM International, Inc.	47,528
5,600	Smurfit-Stone Container Corporation*	86,632
2,027	Temple-Inland, Inc.	147,059
4,200	United States Steel Corporation	213,570
700	Vulcan Materials Company	39,781
1,800	Weyerhaeuser Company	123,300
		2,188,508
	Telecommunication Services - 3.9%
2,884	Alltel Corporation	158,187
1,329	American Tower Corporation, Class A*	24,228
286	AT&T Corporation	5,362
6,860	BellSouth Corporation	180,349
1,719	CenturyTel, Inc.	56,452
10,780	Citizens Communications Company	139,493
300	NTL, Inc.*	19,101
10,400	SBC Communications, Inc.	246,376
29,734	Sprint Corporation	676,449
800	Telephone & Data Systems, Inc.	65,280
20,155	Verizon Communications, Inc.	715,503
		2,286,780
	Utilities - 4.5%
3,600	Alliant Energy Corporation	96,408
3,900	American Electric Power Company, Inc.	132,834
1,900	DTE Energy Company	86,412
700	Duke Energy Corporation	19,607
5,913	Edison International	205,300
2,000	Entergy Corporation	141,320
1,200	Exelon Corporation	55,068
3,200	FirstEnergy Corporation	134,240
600	FPL Group, Inc.	24,090
7,200	Northeast Utilities	138,744
1,911	Public Service Enterprise Group, Inc.	103,939
4,550	SCANA Corporation	173,901
600	Sempra Energy	23,904
7,072	TXU Corporation	563,143
15,950	Wisconsin Energy Corporation	566,225
9,600	Xcel Energy, Inc.	164,928
		2,630,063

	TOTAL COMMON STOCKS (Cost $48,926,720)		57,728,852

	RIGHTS - 0.0%** (Cost $0)
$6,924	Seagate Tax Refund Rights*†		1
	TOTAL INVESTMENTS (Cost $48,926,720)	99.0%	57,728,853
	OTHER ASSETS AND LIABILITIES (Net)	1.0%	554,297
	NET ASSETS	100.0%	$58,283,150

*	Non-income producing security.
**	Amount represents less than 0.1% of net assets.
†	Fair-valued Securities
ADR—American Depository Receipt

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS	(Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS - 93.7%
	Consumer Discretionary - 18.4%
600	Advo, Inc.	$22,470
750	Aeropostale, Inc.*	24,562
200	Ambassadors Group, Inc.	6,684
100	American Woodmark Corporation	3,628
219	Ameristar Casinos, Inc.	11,975
683	Arbitron, Inc.	29,301
740	Argosy Gaming Company*	33,981
1,112	Asbury Automotive Group, Inc.*	17,125
600	Beazer Homes USA, Inc.	29,916
440	Bebe Stores, Inc.	14,938
100	Big 5 Sporting Goods Corporation	2,470
1,090	Boyd Gaming Corporation	56,843
1,465	Catalina Marketing Corporation	37,943
829	Central Garden & Pet Company*	36,360
3,302	Champion Enterprises, Inc.*	31,039
568	Chattem, Inc.*	25,259
500	Children's Place*	23,875
1,800	Christopher & Banks Corporation	31,680
2,625	Coldwater Creek, Inc.*	48,510
2,419	Cost Plus, Inc.*	65,023
620	Dick's Sporting Goods, Inc.*	22,773
400	Emmis Communications Corporation, Class A*	7,688
1,825	Fred's, Inc.	31,335
1,900	GameStop Corporation, Class A*	42,104
1,423	GameStop Corporation, Class B*	31,733
850	Gentex Corporation	27,115
275	Getty Images, Inc.*	19,555
400	Hansen Natural Corporation*	24,028
250	Harman International Industries, Inc.	22,115
1,080	Hollinger International, Inc., Class A	11,772
3,100	Hollywood Entertainment Corporation*	40,827
1,235	HOT Topic, Inc.*	26,985
5,725	Insight Enterprises, Inc.*	100,531
1,800	Isle of Capri Casinos, Inc.*	47,772
2,018	Jarden Corporation*	92,586
450	Linens 'N Things, Inc.*	11,173
300	LodgeNet Entertainment Corporation*	5,652
550	MarineMax, Inc.*	17,149
600	Mediacom Communications Corporation, Class A*	3,924
1,875	Michaels Stores, Inc.	68,062
2,000	Midas, Inc.*	45,660
1,950	MSC Industrial Direct Company, Class A	59,592
1,119	Multimedia Games, Inc.*	8,683
200	Navigant International, Inc.*	2,732
727	Nexstar Broadcasting Group, Inc., Class A*	5,125
650	O'Reilly Automotive, Inc.*	32,194
964	Orleans Homebuilders, Inc.	17,728
2,800	Pantry, Inc.*	86,716
1,512	PC Mall, Inc.*	18,779
3,500	Penn National Gaming, Inc.*	102,830
3,825	PEP Boys-Manny, Moe & Jack	67,244
1,975	Petsmart, Inc.	56,781
4,214	Playtex Products, Inc.*	37,926
14,196	Primedia, Inc.*	61,753
400	R.H. Donnelley Corporation*	23,236
2,075	Red Robin Gourmet Burgers, Inc.*	105,638
2,550	Ruby Tuesday, Inc.	61,940
600	Scientific Games Corporation, Class A*	13,710
1,032	SCP Pool Corporation	32,880
1,122	Select Comfort Corporation*	22,934
1,875	Shuffle Master, Inc.*	54,300
463	Six Flags, Inc.*	1,908
100	Speedway Motorsports, Inc.	3,570
2,015	Sunterra Corporation*	30,386
2,375	TBC Corporation*	66,168
4,400	Tenneco Automotive, Inc.*	54,824
1,374	Thor Industries, Inc.	41,096
2,684	Tractor Supply Company*	117,157
583	Tuesday Morning Corporation*	16,831
1,427	Warnaco Group, Inc.*	34,305
1,190	Yankee Candle Company, Inc.	37,723
1,130	Young Broadcasting, Inc., Class A*	9,763
		2,540,573

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)
		Value
Shares		(Note 1)
	Consumer Staples - 1.4%
200	Nash Finch Company	$7,598
2,625	Performance Food Group Company*	72,660
1,720	Rayovac Corporation*	71,552
100	Sanderson Farms, Inc.	4,321
100	United Natural Foods, Inc.*	2,863
764	Universal Corporation	34,968
		193,962
	Energy - 7.9%
700	Cabot Oil & Gas Corporation	38,605
747	Cal Dive International, Inc.*	33,839
1,943	Callon Petroleum Company*	30,194
600	CARBO Ceramics, Inc.	42,090
1,300	Comstock Resources, Inc.*	37,362
1,225	Core Laboratories N.V.*	31,446
2,808	Danielson Holding Corporation*	48,438
2,425	Delta Petroleum Corporation*	35,260
900	Duvernay Oil Corporation*	20,494
401	Frontier Oil Corporation	14,540
1,302	Grey Wolf, Inc.*	8,567
1,216	Hanover Compressor Company*	14,677
2,949	Input/Output, Inc.*	19,021
2,100	KCS Energy, Inc.*	32,256
135	Lone Star Technologies, Inc.*	5,323
1,710	Maverick Tube Corporation*	55,592
3,037	Meridian Resource Corporation*	15,671
1,175	Niko Resources, Ltd.	60,642
600	Oceaneering International, Inc.*	22,500
2,275	Parallel Petroleum Corporation*	16,721
52	Quicksilver Resources, Inc.*	2,534
340	Southwestern Energy Company*	19,298
2,000	Spinnaker Exploration Company*	71,060
300	St. Mary Land & Exploration Company	15,015
367	Tesoro Corporation*	13,586
1,322	Tetra Technologies, Inc.*	37,598
1,325	Tidewater, Inc.	51,490
2,050	Ultra Petroleum Corporation*	104,140
470	Unit Corporation*	21,230
1,100	Veritas DGC, Inc.*	32,956
3,100	Vintage Petroleum, Inc.	97,526
850	Whiting Petroleum Corporation*	34,663
		1,084,334
	Financials - 6.5%
1,300	Advanta Corporation, Class B	29,900
1,445	Affiliated Managers Group, Inc.*	89,633
3,655	American Home Mortgage Investment Corporation	104,679
2,111	Anworth Mortgage Asset Corporation	20,160
1,200	BankAtlantic Bancorp, Inc., Class A	20,880
750	Boston Private Financial Holdings, Inc.	17,813
300	Cathay General Bancorp, Inc.	9,450
4,564	Circle Group Holdings, Inc.*	3,286
692	Citizens, Inc.*	3,979
1,337	Commercial Capital Bancorp, Inc.	27,208
100	Delphi Financial Group, Inc., Class A	4,300
700	Direct General Corporation	14,378
2,225	Equity Lifestyle Properties, Inc.	78,431
861	FelCor Lodging Trust, Inc.*	10,702
800	Gables Residential Trust	26,640
871	Glacier Bancorp, Inc.	26,566
1,400	Harbor Florida Bancshares, Inc.	47,740
566	Independent Bank Corporation	16,414
141	Integra Bank Corporation	3,122
500	ITLA Capital Corporation*	24,980
1,732	Luminent Mortgage Capital, Inc.	19,017
1,000	MBT Financial Corporation	18,870
600	Mid-State Bancshares	15,960
500	Old Second Bancorp, Inc.	15,088
269	Omega Healthcare Investors, Inc.	2,954
1,010	Portfolio Recovery Associates, Inc.*	34,370
626	PrivateBancorp, Inc.	19,663
100	Safety Insurance Group, Inc.	3,096

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Financials (continued)
890	Sterling Financial Corporation*	$31,773
1,225	United Community Banks, Inc.	29,069
218	Vesta Insurance Group, Inc.	774
1,000	Walter Industries, Inc.	42,550
1,756	Wilshire Bancorp, Inc.	22,898
1,068	World Acceptance Corporation*	27,255
300	WSFS Financial Corporation	15,768
400	Zenith National Insurance Corporation	20,744
		900,110
	Health Care - 15.9%
800	Advanced Medical Optics, Inc.*	28,968
800	Advanced Neuromodulation Systems, Inc.*	21,448
1,340	Align Technology, Inc.*	8,362
700	Alpharma, Inc., Class A	8,624
1,275	America Service Group, Inc.*	28,216
1,800	American Medical Systems Holdings, Inc.*	30,924
1,200	AMERIGROUP Corporation*	43,872
1,050	Amsurg Corporation*	26,565
400	Analogic Corporation	17,300
900	Arthrocare Corporation*	25,650
2,100	Barr Pharmaceuticals, Inc.*	102,543
3,464	Beverly Enterprises, Inc.*	42,884
600	Biosite, Inc.*	31,218
1,000	Bradley Pharmaceuticals, Inc.*	9,560
1,013	Caraco Pharmaceutical Laboratories, Ltd.*	8,286
123	Cardiodynamics International Corporation*	359
1,600	Centene Corporation*	47,984
900	Cerner Corporation*	47,259
700	Chemed Corporation	53,536
209	Closure Medical Corporation*	5,580
579	Connetics Corporation*	14,643
900	Cooper Companies, Inc.	65,610
2,550	Covance, Inc.*	121,405
500	Diagnostic Products Corporation	24,150
1,200	DJ Orthopedics, Inc.*	30,060
80	Enzon Pharmaceuticals, Inc.*	815
200	Haemonetics Corporation*	8,432
500	Immucor, Inc.*	15,095
1,738	Impax Laboratories, Inc.*	27,808
3,348	Indevus Pharmaceuticals, Inc.*	9,307
700	Integra LifeSciences Holdings Corporation*	24,654
2,600	Intermagnetics General Corporation*	63,284
447	LabOne, Inc.*	15,413
300	LCA-Vision, Inc.	9,990
1,000	LifePoint Hospitals, Inc.*	43,840
1,440	Ligand Pharmaceuticals, Inc., Class B*	8,251
100	Mannatech, Inc.	1,955
450	Martek Biosciences Corporation*	26,186
1,050	Matria Healthcare, Inc.*	32,246
640	Medicines Company*	14,502
708	Mentor Corporation	22,727
600	Nutraceutical International Corporation*	9,516
1,300	Nuvelo, Inc.*	8,450
1,200	Odyssey HealthCare, Inc.*	14,112
800	Onyx Pharmaceuticals, Inc.*	25,080
2,500	Orthologic Corporation*	12,650
1,540	Par Pharmaceutical Companies, Inc.*	51,498
600	Pediatrix Medical Group, Inc.*	41,154
800	Penwest Pharmaceuticals Company*	9,888
100	PetMed Express, Inc.*	741
500	Pharmacyclics, Inc.*	4,015
800	PolyMedica Corporation	25,408
5,075	PSS World Medical, Inc.*	57,703
627	Regeneration Technologies, Inc.*	6,464
600	Regeneron Pharmaceuticals, Inc.*	3,066
308	RehabCare Group, Inc.*	8,843
100	Res-Care, Inc.*	1,251
1,200	Resmed, Inc.*	67,680
1,575	Respironics, Inc.*	91,775
2,688	Salix Pharmaceuticals, Ltd.*	44,325
1,100	Sierra Health Services, Inc.*	70,224
120	Sonic Innovations, Inc.*	670
1,600	SonoSite, Inc.*	41,568

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Health Care (continued)
600	Steris Corporation*	$15,150
1,000	SurModics, Inc.*	31,910
1,140	Sybron Dental Specialties, Inc.*	40,926
1,018	Techne Corporation*	40,903
2,425	United Surgical Partners International, Inc.*	110,992
690	USANA Health Sciences, Inc.*	32,637
500	Valeant Pharmaceuticals International	11,260
460	Varian, Inc.*	17,429
1,400	Ventana Medical Systems, Inc.*	52,444
1,697	Visx, Inc.*	39,778
300	West Pharmaceutical Services, Inc.	7,170
740	Wilson Greatbatch Technologies, Inc.*	13,498
600	Wright Medical Group, Inc.*	14,400
		2,194,089
	Industrials - 14.5%
975	Actuant Corporation, Class A*	43,797
1,000	Administaff, Inc.	14,600
400	Advisory Board Company*	17,480
1,165	AirTran Holdings, Inc.*	10,543
2,000	America West Holdings Corporation, Class B*	10,860
1,050	Artesyn Technologies, Inc.*	9,145
2,100	BE Aerospace, Inc.*	25,200
1,200	Brady Corporation, Class A	38,820
400	Bright Horizons Family Solutions, Inc.*	13,496
1,100	Carlisle Companies, Inc.	76,747
300	Casella Waste Systems, Inc., Class A*	3,969
525	Central European Distribution Corporation*	17,477
900	Ceradyne, Inc.*	20,133
500	Charles River Associates, Inc.*	24,675
700	Chicago Bridge & Iron Company, N.V.	30,821
1,750	ChoicePoint, Inc.*	70,192
1,970	Coinstar, Inc.*	41,764
1,970	Continental Airlines, Inc., Class B*	23,719
745	Cornell Companies, Inc.*	9,387
700	CorVel Corporation*	14,924
650	Donaldson Company, Inc.	20,982
1,400	EGL, Inc.*	31,920
508	EnerSys*	6,655
1,872	ExpressJet Holdings, Inc.*	21,360
743	Forward Air Corporation	31,637
1,275	FTI Consulting, Inc.*	26,316
1,500	General Binding Corporation*	31,500
1,900	Gevity HR, Inc.	36,328
900	Greenbrier Companies, Inc.	31,581
1,742	Heartland Express, Inc.	33,359
737	Heidrick & Struggles International, Inc.*	27,099
1,025	Hewitt Associates, Inc., Class A*	27,265
847	Hexcel Corporation*	13,137
2,800	Hudson Highland Group, Inc.*	47,852
610	Imagistics International, Inc.*	21,307
240	Innovative Solutions & Support, Inc.*	7,620
140	Integrated Electical Services, Inc.*	386
1,092	Kansas City Southern*	21,032
1,200	Kirby Corporation*	50,436
2,146	Knight Transportation, Inc.	52,942
2,130	Labor Ready, Inc.*	39,724
1,400	Landstar System, Inc.*	45,850
1,750	Laureate Education, Inc.*	74,883
700	Lennox International, Inc.	15,344
400	Manitowoc Company, Inc.	16,156
2,110	Mesa Air Group, Inc.*	14,770
200	Middleby Corporation*	9,880
875	Mobile Mini, Inc.*	35,359
5,776	Navarre Corporation*	45,919
1,300	Navigant Consulting, Inc.*	35,399
2,700	Orbital Sciences Corporation*	26,136
90	Pacer International, Inc.*	2,150
1,825	Pentair, Inc.	71,175
1,730	Pinnacle Airlines Corporation*	18,373
1,040	Power-One, Inc.*	5,054
500	Prepaid Legal Services, Inc.	16,920
929	Presstek, Inc.*	7,172
325	Providence Service Corporation*	7,558
500	Raven Industries, Inc.	10,210
1,100	Rent-Way, Inc.*	9,020

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Industrials (continued)
1,917	Republic Airways Holdings, Inc.*	$23,963
100	SkyWest, Inc.	1,859
1,400	Source Interlink Companies, Inc.*	15,750
600	Strayer Education, Inc.	67,992
400	TeleTech Holdings, Inc.*	5,168
893	Tetra Tech, Inc.*	11,270
400	Toro Company	35,400
3,395	United Rentals, Inc.*	68,613
510	United Stationers, Inc.*	23,078
100	UNOVA, Inc.*	2,065
1,263	URS Corporation*	36,311
300	Vertrue, Inc.*	10,632
300	Wabash National Corporation*	7,320
1,300	Watson Wyatt & Company Holdings	35,360
1,192	Werner Enterprises, Inc.	23,161
1,563	Westinghouse Air Brake Technologies Corporation	32,026
900	York International Corporation	35,262
		2,000,745
	Information Technology - 20.7%
4,425	Acxiom Corporation	92,615
1,425	Advent Software, Inc.*	25,906
6,950	Aeroflex, Inc.*	64,843
725	Alliance Data Systems Corporation*	29,290
900	Altiris, Inc.*	21,465
1,100	Amis Holdings, Inc.*	12,419
400	Anixter International, Inc.*	14,460
1,780	answerthink, Inc.*	7,351
900	Anteon International Corporation*	35,037
4,123	Aspen Technology, Inc.*	23,419
2,825	ATMI, Inc.*	70,738
2,750	Avocent Corporation*	70,565
2,200	Axcelis Technologies, Inc.*	16,060
400	BEI Technologies, Inc.	9,588
3,325	Benchmark Electronics, Inc.*	105,835
100	Borland Software Corporation*	812
1,900	Brooks Automation, Inc.*	28,842
520	Cabot Microelectronics Corporation*	16,318
1,000	CACI International, Inc., Class A*	55,230
968	CCC Information Services Group, Inc.*	22,119
2,600	Ceridian Corporation*	44,330
1,365	Checkpoint Systems, Inc.*	23,041
1,800	Cirrus Logic, Inc.*	8,136
500	Concord Communications, Inc.*	5,060
983	Covansys Corporation*	14,661
600	Credence Systems Corporation*	4,746
1,781	CSG Systems International, Inc.*	29,012
1,400	Cymer, Inc.*	37,478
5,376	DDi Corporation*	15,053
1,240	Digital River, Inc.*	38,638
3,575	Digitas, Inc.*	36,107
700	Dionex Corporation*	38,150
700	DSP Group, Inc.*	18,032
600	DuPont Photomasks, Inc.*	16,002
1,600	Emulex Corporation*	30,144
700	Epicor Software Corporation*	9,170
100	eResearch Technology, Inc.*	1,178
1,110	FactSet Research Systems, Inc.	36,641
525	Fair Isaac Corporation	18,081
775	Faro Technologies, Inc.*	18,243
2,900	FEI Company*	67,135
637	General Cable Corporation*	7,689
1,300	Global Imaging Systems, Inc.*	46,098
1,400	Hyperion Solutions Corporation*	61,754
100	Imation Corporation	3,475
900	Informatica Corporation*	7,443
1,375	International Rectifier Corporation*	62,563
1,200	InterVoice, Inc.*	13,476
1,682	Intrado, Inc.*	20,689
1,000	Itron, Inc.*	29,640
750	Kronos, Inc.*	38,333
2,869	Kulicke & Soffa Industries, Inc.*	18,046
1,500	Lexar Media, Inc.*	7,470
1,000	Macrovision Corporation*	22,790
1,200	Magma Design Automation, Inc.*	14,244
170	Manhattan Associates, Inc.*	3,463
1,300	Mantech International Corporation, Class A*	29,991

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Information Technology (continued)
1,500	Mattson Technology, Inc.*	$11,910
1,400	MAXIMUS, Inc.	46,886
3,503	Mentor Graphics Corporation*	47,991
700	MicroStrategy, Inc., Class A*	37,989
728	Microtune, Inc.*	3,138
400	MIPS Technologies, Inc.*	4,600
1,900	MPS Group, Inc.*	19,969
1,937	OmniVision Technologies, Inc.*	29,346
5,737	ON Semiconductor Corporation*	22,661
100	Openwave Systems, Inc.*	1,219
1,650	Opnet Technologies, Inc.*	13,794
500	PalmOne, Inc.*	12,690
1,500	Paxar Corporation*	32,010
1,100	Per-Se Technologies, Inc.*	16,885
1,913	Perot Systems Corporation, Class A*	25,711
44	Photronics, Inc.*	796
203	Pinnacle Systems, Inc.*	1,135
400	Planar Systems, Inc.*	3,608
800	Plexus Corporation*	9,208
2,875	Polycom, Inc.*	48,731
900	Powell Industries, Inc.*	16,668
910	Power Integrations, Inc.*	19,010
3,425	Progress Software Corporation*	89,804
1,700	ProQuest Company*	61,455
975	RadiSys Corporation*	13,806
600	Renaissance Learning, Inc.	10,272
5,500	RF Micro Devices, Inc.*	28,710
2,250	Richardson Electronics, Ltd.	23,108
1,750	Rogers Corporation*	70,000
6,831	Safeguard Scientifics, Inc.*	9,700
480	ScanSource, Inc.*	24,878
1,900	Serena Software, Inc.*	45,144
1,150	SI International, Inc.*	31,775
410	Sigmatel, Inc.	15,346
6,100	Silicon Graphics, Inc.*	7,259
3,442	Silicon Image, Inc.*	34,627
2,500	Silicon Storage Technology, Inc.*	9,300
300	Siliconix, Inc.*	10,584
1,980	Sohu.com, Inc.*	34,808
672	Startek, Inc.	11,290
100	Stratasys, Inc.*	2,833
1,256	Synaptics, Inc.*	29,139
2,256	Taser International, Inc.*	27,072
819	Technitrol, Inc.*	12,219
1,100	Tessera Technologies, Inc.*	47,553
3,422	Titan Corporation*	62,144
400	TransAct Technologies, Inc.*	4,004
7,400	Tripath Technology, Inc.*	6,586
900	Varian Semiconductor Equipment Associates, Inc.*	34,209
531	Verint Systems, Inc.*	18,553
6,600	Verso Technologies, Inc.*	2,376
1,810	Vitesse Semiconductor Corporation*	4,851
228	Websense, Inc.*	12,266
820	Zoran Corporation*	8,487
		2,849,227
	Materials - 6.2%
1,000	AK Steel Holding Corporation*	11,060
1,000	Aleris International, Inc.*	24,950
780	Allegheny Technologies, Inc.	18,806
1,400	Blount International, Inc.*	23,772
2,200	Buckeye Technologies, Inc.*	23,760
1,379	Cambrex Corporation	29,373
2,012	Caraustar Industries, Inc.*	25,955
1,166	Century Aluminum Company*	35,283
600	Drew Industries, Inc.*	22,590
2,025	ElkCorp	77,881
500	FMC Corporation*	26,725
300	Genlyte Group, Inc.*	26,991
1,400	Georgia Gulf Corporation	64,372
677	Headwaters, Inc.*	22,219
4,429	Hercules, Inc.*	64,132
2,100	MacDermid, Inc.	68,250
1,025	NCI Building Systems, Inc.*	39,565
1,180	NewMarket Corporation*	21,948
500	OM Group, Inc.*	15,210
3,309	Omnova Solutions, Inc.*	17,769
700	Potlatch Corporation	32,949
1,100	Silgan Holdings, Inc.	71,478
300	Spartech Corporation	5,955
1,300	Stillwater Mining Company*	12,805
1,000	Trex Company, Inc.*	44,410
200	USG Corporation*	6,632
500	Wheeling-Pittsburgh Corporation*	15,525
		850,365
	Telecommunication Services - 2.2%
3,685	Alamosa Holdings, Inc.*	43,004
500	Aspect Communications Corporation*	5,205

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Telecommunication Services (continued)
1,585	Centennial Communications Corporation*	$17,197
4,036	Cincinnati Bell, Inc.*	17,153
590	Commonwealth Telephone Enterprises, Inc.*	27,813
550	Golden Telecom, Inc.	14,080
1,147	Interdigital Communications Corporation*	17,572
449	North Pittsburgh Systems, Inc.	8,874
100	Novatel Wireless, Inc.*	1,075
16,933	Primus Telecommunications Group, Inc.*	26,585
694	SafeNet, Inc.*	20,341
500	SBA Communications Corporation, Class A*	4,580
3,200	Tekelec*	51,008
600	Time Warner Telecom, Inc., Class A*	2,382
5,824	Triton PCS Holdings, Inc., Class A*	12,929
350	UTI Worldwide, Inc.	24,308
		294,106
	Utilities - 0.0%**
876	Calpine Corporation*	2,453
100	Sierra Pacific Resources*	1,075
		3,528
	TOTAL COMMON STOCKS
	(Cost $11,668,142)		12,911,039
WARRANTS - 0.0%**
(Cost $0)
241	Optical Cable Corporation Warrants Expire 10/24/07*#†		0
EXCHANGE TRADED FUNDS - 5.9%
6,550	ishares Russell 2000 Growth Index Fund		409,375
3,350	ishares Russell 2000 Index Fund		408,365
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $865,182)		817,740
TOTAL INVESTMENTS
(Cost $12,533,324)		99.6%	13,728,779
OTHER ASSETS AND LIABILITIES
(Net)		0.4%	60,134
NET ASSETS		100.0%	$13,788,913

*	Non-income producing security.
**	Amount represents less than 0.1% of net assets.
#	Amount represents market value less than $1.00.
†	Fair-valued Securities

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS	(Unaudited)

		Value
Shares		(Note 1)
COMMON STOCKS - 97.9%
	Consumer Discretionary - 12.1%
528	4Kids Entertainment, Inc.*	$11,674
600	Aaron Rents, Inc.	12,000
1,900	Aftermarket Technology Corporation*	31,350
5,538	American Greetings Corporation, Class A	141,108
400	American Woodmark Corporation	14,512
1,600	Ameristar Casinos, Inc.	87,488
2,130	Argosy Gaming Company*	97,810
2,300	Asbury Automotive Group, Inc.*	35,420
3,200	Aztar Corporation*	91,392
3,900	Beazer Homes USA, Inc.	194,454
481	Bebe Stores, Inc.	16,330
442	Bon Ton Stores, Inc.	7,996
500	Boyd Gaming Corporation	26,075
1,400	Brown Shoe Company, Inc.	47,978
600	Building Materials Holding Corporation	26,688
4,177	Central Garden & Pet Company*	183,203
7,000	Commercial Vehicle Group, Inc.*	140,000
2,989	CSK Auto Corporation*	52,756
1,700	Emmis Communications Corporation, Class A*	32,674
1,300	Finish Line, Inc., Class A	30,095
4,182	GameStop Corporation, Class B*	93,259
2,800	Group 1 Automotive, Inc.*	73,640
9,800	Gymboree Corporation*	122,892
500	Hansen Natural Corporation*	30,035
10,310	Hollywood Entertainment Corporation*	135,783
800	IHOP Corporation	38,144
3,237	Insight Communications Company, Inc., Class A*	38,358
3,700	Isle of Capri Casinos, Inc.*	98,198
4,100	Jarden Corporation*	188,108
1,200	Jo-Ann Stores, Inc.*	33,708
2,248	Journal Register Company*	37,542
610	K2, Inc.*	8,387
2,370	La Quinta Corporation*	20,145
2,414	Linens 'N Things, Inc.*	59,940
1,310	M/I Homes, Inc.	64,098
688	Mediacom Communications Corporation, Class A*	4,500
2,200	Men's Wearhouse, Inc.*	92,862
700	Midas, Inc.*	15,981
1,800	Modine Manufacturing Company	52,794
8,738	Navigant International, Inc.*	119,361
3,845	Orleans Homebuilders, Inc.	70,710
4,050	Pantry, Inc.*	125,428
4,541	Payless Shoesource, Inc.*	71,702
1,310	PC Mall, Inc.*	16,270
1,500	Penn National Gaming, Inc.*	44,070
1,982	Perry Ellis International, Inc.*	44,476
400	Phillips-Van Heusen Corporation	10,656
728	Playtex Products, Inc.*	6,552
13,596	Primedia, Inc.*	59,143
2,359	Pulitzer, Inc.	150,339
3,200	R.H. Donnelley Corporation*	185,888
200	Red Robin Gourmet Burgers, Inc.*	10,182
1,300	Scholastic Corporation*	47,957
12,911	Six Flags, Inc.*	53,193
700	Smart & Final, Inc.*	8,512
1,700	Sonic Automotive, Inc.	38,607
2,500	Speedway Motorsports, Inc.	89,250
5,828	Sunterra Corporation*	87,886
6,500	Tenneco Automotive, Inc.*	80,990
1,000	Thor Industries, Inc.	29,910
200	United Auto Group, Inc.	5,566
377	Vail Resorts, Inc.*	9,519
1,763	Warnaco Group, Inc.*	42,383
3,228	WCI Communities, Inc.*	97,098
1,560	Wolverine World Wide, Inc.	33,431
2,100	Zale Corporation*	62,412
		4,090,868
	Consumer Staples - 3.3%
14,700	Casey's General Stores, Inc.	264,159
2,200	Chiquita Brands International, Inc.	58,916
1,369	Corn Products International, Inc.	35,580
21,900	Del Monte Foods Company*	237,615
11,101	DIMON, Inc.	69,381
452	Ingles Markets, Inc., Class A	6,021
8,800	Interstate Bakeries Corporation*	47,960

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Consumer Staples (continued)
200	M&F Worldwide Corporation*	$2,668
1,400	Nash Finch Company	53,186
3,320	Rayovac Corporation*	138,112
700	Sanderson Farms, Inc.	30,247
3,972	Universal Corporation	181,799
		1,125,644
	Energy - 11.5%
2,400	Cabot Oil & Gas Corporation	132,360
2,967	Callon Petroleum Company*	46,107
1,100	Comstock Resources, Inc.*	31,614
9,000	Denbury Resources, Inc.*	317,070
2,500	Energy Partners, Ltd.*	64,925
9,427	Forest Oil Corporation*	381,793
3,435	Giant Industries, Inc.*	88,280
8,580	Hanover Compressor Company*	103,561
2,078	Houston Exploration Company*	118,342
2,606	Maverick Tube Corporation*	84,721
2,600	Meridian Resource Corporation*	13,416
2,400	Oceaneering International, Inc.*	90,000
3,505	Offshore Logistics, Inc.*	116,787
6,840	Plains Exploration & Production Company*	238,716
14,200	Range Resources Corporation	331,712
1,400	Remington Oil & Gas Corporation*	44,128
3,000	Southwestern Energy Company*	170,280
3,216	Spinnaker Exploration Company*	114,264
1,400	St. Mary Land & Exploration Company	70,070
39,700	Stolt Offshore, S.A., ADR*	312,042
2,700	Stone Energy Corporation*	131,139
3,200	Swift Energy Company*	91,008
3,886	Tesoro Corporation*	143,860
3,737	Tetra Technologies, Inc.*	106,280
9,568	TransMontaigne, Inc.*	76,544
6,100	Veritas DGC, Inc.*	182,756
9,100	Vintage Petroleum, Inc.	286,286
		3,888,061
	Financials - 26.7%
1,704	Advanta Corporation, Class B	39,192
1,250	Affiliated Managers Group, Inc.*	77,537
500	AMCORE Financial, Inc.	14,125
6,292	American Equity Investment Life Holding Company	80,475
8,157	American Home Mortgage Investment Corporation	233,616
1,632	American Physicians Capital, Inc.*	55,929
19,600	Anthracite Capital, Inc.	218,344
25,114	Anworth Mortgage Asset Corporation	239,839
500	ASTA Funding, Inc.	10,585
6,555	Bancorp, Inc.*	91,770
400	Bank of Granite Corporation	7,396
5,900	BankAtlantic Bancorp, Inc., Class A	102,660
3,400	BankUnited Financial Corporation, Class A*	91,324
500	Cash America International, Inc.	10,965
500	Chittenden Corporation	13,035
419	Colonial Properties Trust	16,094
1,200	Commerce Group, Inc.	74,376
1,302	Commercial Capital Bancorp, Inc.	26,496
1,506	Commercial Federal Corporation	41,641
7,967	Cornerstone Realty Income Trust, Inc.	79,033
1,700	Credit Acceptance Corporation*	33,626
900	CRT Properties, Inc.	19,602
2,200	Delphi Financial Group, Inc., Class A	94,600
1,300	Direct General Corporation	26,702
667	Donegal Group, Inc., Class A	12,113
1,642	EastGroup Properties, Inc.	61,903
6,826	Equity Lifestyle Properties, Inc.	240,616
157	Equity One, Inc.	3,233
1,830	Financial Federal Corporation	64,727
1,200	First BanCorp	50,700
400	First Citizens BancShares, Inc., Class A	58,552
2,760	First Communtiy Bancshares, Inc.	77,473

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Financials (continued)
853	First Financial Bankshares, Inc.	$38,069
200	First Financial Corporation	5,910
3,500	First Industrial Realty Trust, Inc.	132,405
2,000	First Midwest Bancorp, Inc.	64,960
7,900	First Niagara Financial Group, Inc.	104,359
300	First Place Financial Corporation	5,490
4,350	First Republic Bank	140,809
3,500	FirstFed Financial Corporation*	178,535
10,000	Franklin Bank Corporation*	172,500
1,945	Gabelli Asset Management, Inc., Class A	86,844
6,596	Gables Residential Trust	219,647
3,381	GATX Corporation	112,215
2,981	Glacier Bancorp, Inc.	90,920
292	Glenborough Realty Trust, Inc.	5,583
3,200	Gold Banc Corporation, Inc.	44,896
774	Harleysville Group, Inc.	15,372
742	Heritage Property Investment Trust	22,023
2,364	Highwoods Properties, Inc.	63,402
1,300	Home Properties, Inc.	50,440
18,700	HomeBanc Corporation	165,308
1,241	IBERIABANK Corporation	69,819
7,000	IMPAC Mortgage Holdings, Inc.	134,260
1,261	Independent Bank Corporation	36,569
2,713	Infinity Property & Casualty Corporation	84,808
4,959	Investment Technology Group, Inc.*	86,782
1,728	Investors Real Estate Trust	16,122
2,062	Irwin Financial Corporation	47,467
1,910	ITLA Capital Corporation*	95,424
4,278	Jones Lang LaSalle, Inc.*	199,569
2,300	Kilroy Realty Corporation	94,093
3,500	Knight Trading Group, Inc., Class A*	33,740
463	LaBranche & Company, Inc.*	4,306
1,200	Lakeland Financial Corporation	46,140
1,753	LandAmerica Financial Group, Inc.	87,703
1,465	LTC Properties, Inc.	25,418
2,406	MAF Bancorp, Inc.	99,945
6,900	MCG Capital Corporation	106,156
1,000	MeriStar Hospitality Corporation*	7,000
900	Midland Company	28,359
400	National Health Investors, Inc.	10,392
490	Navigators Group, Inc.*	16,241
1,516	NBT Bancorp, Inc.	33,974
16,900	New York Mortgage Trust, Inc.	172,718
4,906	Newcastle Investment Corporation	145,218
3,700	Ohio Casualty Corporation*	85,026
1,055	Old National Bancorp	21,416
3,317	Omega Healthcare Investors, Inc.	36,421
6,721	PFF Bancorp, Inc.	185,500
400	Philadelphia Consolidated Holding Corporation*	31,012
4,200	Phoenix Companies, Inc.	53,676
14,100	PMA Capital Corporation, Class A*	112,800
921	Portfolio Recovery Associates, Inc.*	31,342
5,320	Prentiss Properties Trust	181,731
707	PrivateBancorp, Inc.	22,207
1,372	Prosperity Bancshares, Inc.	36,344
3,130	Provident Bankshares Corporation	103,165
600	PS Business Parks, Inc.	24,180
3,410	R&G Financial Corporation, Class B	106,290
3,300	RAIT Investment Trust	88,506
1,600	Ramco-Gershenson Properties Trust	43,440
800	Redwood Trust, Inc.	40,944
2,038	Republic Bancorp, Inc.	27,595
1,603	Santander BanCorp	42,207
4,400	Saxon Capital, Inc.	75,460
1,000	Selective Insurance Group, Inc.	46,230
7,740	Senior Housing Properties Trust	129,103
1,900	Silicon Valley Bancshares*	83,714
3,510	Sterling Financial Corporation*	125,307
1,500	Stewart Information Services Corporation	56,280

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Financials (continued)
1,705	Sun Bancorp, Inc.*	$39,019
17,000	Sunset Financial Resources, Inc.	165,920
700	SWS Group, Inc.	11,221
3,900	Taubman Centers, Inc.	108,186
1,000	Texas Capital Bancshares, Inc.*	21,000
2,650	Texas Regional Bancshares, Inc., Class A	79,791
6,205	Trammell Crow Company*	127,637
1,800	Trustreet Properties, Inc.	27,702
1,825	U.S.B. Holding Company, Inc.	40,497
962	UICI	23,329
5,604	Umpqua Holdings Corporation	130,853
1,100	United Fire & Casualty Company	37,213
122	Universal Health Realty Income Trust	3,447
1,200	Unizan Financial Corporation	31,200
4,938	Walter Industries, Inc.	210,112
1,200	Washington Real Estate Investment Trust	34,500
1,107	Westamerica Bancorporation	57,309
1,300	Western Sierra Bancorp*	44,369
2,000	Wintrust Financial Corporation	94,180
4,868	World Acceptance Corporation*	124,231
1,800	WSFS Financial Corporation	94,608
1,900	Zenith National Insurance Corporation	98,534
		9,064,943
	Health Care - 3.3%
700	Advanced Medical Optics, Inc.*	25,347
12,656	Alpharma, Inc., Class A	155,922
1,800	AmSurg Corporation*	45,540
1,900	Analogic Corporation	82,175
900	Apria Healthcare Group, Inc.*	28,890
1,020	Beverly Enterprises, Inc.*	12,628
1,980	Caraco Pharmaceutical Laboratories, Ltd.*	16,196
2,300	Chemed Corporation	175,904
2,800	Conmed Corporation*	84,336
2,726	Hanger Orthopedic Group, Inc.*	16,220
1,737	Invacare Corporation	77,522
1,000	LabOne, Inc.*	34,480
400	Matria Healthcare, Inc.*	12,284
3,440	OCA, Inc.*	14,620
2,711	Par Pharmaceutical Companies, Inc.*	90,656
1,100	Pediatrix Medical Group, Inc.*	75,449
480	Province Healthcare Company*	11,563
1,200	Res-Care, Inc.*	15,012
1,400	Sybron Dental Specialties, Inc.*	50,260
1,400	Techne Corporation*	56,252
100	Valeant Pharmaceuticals International	2,252
842	West Pharmaceutical Services, Inc.	20,124
		1,103,632
	Industrials - 14.3%
1,455	ABM Industries, Inc.	27,980
1,300	Alaska Air Group, Inc.*	38,272
1,608	Albany International Corporation, Class A	49,655
1,700	Alderwoods Group, Inc.*	21,148
1,101	Alexander & Baldwin, Inc.	45,361
1,100	Applied Industrial Technologies, Inc.	29,920
1,644	Cascade Corporation	57,540
3,450	Chicago Bridge & Iron Company, N.V.	151,904
781	Coinstar, Inc.*	16,557
5,567	Continental Airlines, Inc., Class B*	67,027
1,100	Cornell Companies, Inc.*	13,860
1,213	Corrections Corporation of America*	46,822
900	Curtiss-Wright Corporation	51,300
1,700	Dollar Thrifty Automotive Group, Inc.*	55,726
500	EGL, Inc.*	11,400
3,900	ExpressJet Holdings, Inc.*	44,499
400	Federal Signal Corporation	6,068
322	Flowserve Corporation*	8,330
4,940	FTI Consulting, Inc.*	101,962
380	G&K Services, Inc., Class A	15,310
1,300	Gardner Denver, Inc.*	51,363
4,100	Genesee & Wyoming, Inc., Class A*	106,231
3,338	Greenbrier Companies, Inc.	117,130

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Industrials (continued)
14,400	Griffon Corporation*	$308,304
800	GulfMark Offshore, Inc.*	20,728
3,489	Heartland Express, Inc.	66,814
1,200	Hudson Highland Group, Inc.*	20,508
1,200	Imagistics International, Inc.*	41,916
600	Innovative Solutions and Support, Inc.*	19,050
1,500	Integrated Electrical Services, Inc.*	4,140
5,688	Kansas City Southern*	109,551
900	Kelly Services, Inc., Class A	25,911
6,700	Kennametal, Inc.	318,183
9,100	Lennox International, Inc.	199,472
8,251	Marten Transport, Ltd.*	175,994
2,587	Mesa Air Group, Inc.*	18,109
1,600	Mobile Mini, Inc.*	64,656
146	Moog, Inc., Class A*	6,599
8,034	Navarre Corporation*	63,870
1,582	Old Dominion Freight Line*	49,279
268	Overnite Corporation	8,573
388	Pacer International, Inc.*	9,269
1,223	Pinnacle Airlines Corporation*	12,988
22,000	Quaker Fabric Corporation	71,500
3,300	Raven Industries, Inc.	67,386
3,000	Ritchie Bros. Auctioneers, Inc.	94,800
15,000	Sauer-Danfoss, Inc.	339,450
2,300	School Specialty, Inc.*	90,068
4,163	SCS Transportation, Inc.*	77,390
1,539	SkyWest, Inc.	28,610
3,544	Stewart Enterprises, Inc., Class A*	21,796
1,059	Tecumseh Products Company, Class A	41,947
810	Tetra Tech, Inc.*	10,222
3,258	Thomas & Betts Corporation*	105,233
501	Thomas Industries, Inc.	19,860
500	Toro Company	44,250
8,703	United Rentals, Inc.*	175,888
2,637	United Stationers, Inc.*	119,324
500	Universal Forest Products, Inc.	19,425
2,008	UNOVA, Inc.*	41,465
2,941	URS Corporation*	84,554
4,406	USF Corporation	212,634
1,686	Vertrue, Inc.*	59,752
500	Waste Connections, Inc.*	17,375
1,077	Watson Wyatt & Company Holdings	29,294
4,034	Werner Enterprises, Inc.	78,381
1,708	Westinghouse Air Brake Technologies Corporation	34,997
7,710	York International Corporation	302,078
		4,866,958
	Information Technology - 6.4%
1,400	Anixter International, Inc.*	50,610
1,450	Benchmark Electronics, Inc.*	46,153
4,500	BISYS Group, Inc.*	70,560
873	CCC Information Services Group, Inc.*	19,948
3,956	Checkpoint Systems, Inc.*	66,777
1,200	Dionex Corporation*	65,400
600	DuPont Photomasks, Inc.*	16,002
2,600	Electronics for Imaging, Inc.*	46,384
1,800	EPIQ Systems, Inc.*	23,364
5,200	Excel Technology, Inc.*	127,816
19,200	General Cable Corporation*	231,744
1,410	Global Imaging Systems, Inc.*	49,999
2,100	GrafTech International, Ltd.*	11,949
3,610	Imation Corporation	125,448
607	Kemet Corporation*	4,704
32,700	Mattson Technology, Inc.*	259,638
32,900	Maxtor Corporation*	175,028
200	MTS Systems Corporation	5,806
2,200	PalmOne, Inc.*	55,836
4,200	Paxar Corporation*	89,628
600	PEC Solutions, Inc.*	7,548
4,880	Per-Se Technologies, Inc.*	74,908
800	Perot Systems Corporation, Class A*	10,752
1,551	Powell Industries, Inc.*	28,725
700	ProQuest Company*	25,305
99,700	Quantum Corporation*	290,127
1,531	Rofin-Sinar Technologies, Inc.*	49,206
500	ScanSource, Inc.*	25,915
4,800	Silicon Graphics, Inc.*	5,712
1,100	Sirf Technology Holdings, Inc.*	12,276
100	Sohu.com, Inc.*	1,758
346	Startek, Inc.	5,813

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

		Value
Shares		(Note 1)
	Information Technology (continued)
640	Stoneridge, Inc.*	$7,814
1,000	Synaptics, Inc.*	23,200
1,090	Synnex Corporation*	18,988
2,377	Technitrol, Inc.*	35,465
		2,166,306
	Materials - 16.6%
11,900	Agrium, Inc.	217,175
4,867	Airgas, Inc.	116,273
2,236	AK Steel Holding Corporation*	24,730
2,100	Albemarle Corporation	76,356
13,536	Aleris International, Inc.*	337,723
600	Aptargroup, Inc.	31,188
4,062	Blount International, Inc.*	68,973
21,577	Buckeye Technologies, Inc.*	233,032
2,400	Cambrex Corporation	51,120
5,700	Caraustar Industries, Inc.*	73,530
1,584	Carpenter Technology Corporation	94,106
7,744	Century Aluminum Company*	234,334
4,400	Commercial Metals Company	149,116
3,159	Crompton Corporation	46,122
4,334	Crown Holdings, Inc.*	67,437
4,778	Cytec Industries, Inc.	259,207
1,392	Deltic Timber Corporation	54,427
205	Ferro Corporation	3,858
4,350	FMC Corporation*	232,508
1,200	Genlyte Group, Inc.*	107,964
4,437	Georgia Gulf Corporation	204,013
14,450	Gibraltar Industries, Inc.	317,033
7,600	Glatfelter	112,100
1,210	Great Lakes Chemical Corporation	38,865
3,380	Greif, Inc., Class A	235,518
1,800	H. B. Fuller Company	52,200
9,257	Hercules, Inc.*	134,041
1,424	Longview Fibre Company	26,714
389	Minerals Technologies, Inc.	25,589
2,838	Myers Industries, Inc.	40,044
422	NewMarket Corporation*	7,849
1,000	OM Group, Inc.*	30,420
5,074	Omnova Solutions, Inc.*	27,247
3,700	Packaging Corporation of America	89,873
15,990	PolyOne Corporation*	141,991
4,800	Pope & Talbot, Inc.	84,384
2,800	Potlatch Corporation	131,796
4,000	Reliance Steel & Aluminum Company	160,040
20,600	Sappi, Ltd., ADR	253,380
1,300	Silgan Holdings, Inc.	84,474
5,800	Smurfit-Stone Container Corporation*	89,726
5,026	Spartech Corporation	99,766
2,800	Stillwater Mining Company*	27,580
1,832	Terra Industries, Inc.*	14,216
1,679	Texas Industries, Inc.	90,246
1,574	Trex Company, Inc.*	69,901
2,652	USG Corporation*	87,940
3,700	Valspar Corporation	172,198
16,900	Wausau-Mosinee Paper Corporation	238,966
1,770	Wheeling-Pittsburgh Corporation*	54,959
		5,622,248

	Telecommunication Services - 0.6%
1,456	Alamosa Holdings, Inc.*	16,992
19,730	Cincinnati Bell, Inc.*	83,852
400	Commonwealth Telephone Enterprises, Inc.*	18,856
29,134	Primus Telecommunications Group, Inc.*	45,740
6,417	Time Warner Telecom, Inc., Class A*	25,475
8,157	Triton PCS Holdings, Inc., Class A*	18,109
		209,024
	Utilities - 3.1%
1,300	American States Water Company	32,890
3,400	Avista Corporation	59,500
3,556	Black Hills Corporation	117,597
41,139	Calpine Corporation*	115,189
15,320	CMS Energy Corporation*	199,773
2,785	Peoples Energy Corporation	116,747
19,028	Sierra Pacific Resources*	204,551
1,830	Southern Union Company*	45,951
1,008	UIL Holdings Corporation	51,055
3,648	Unisource Energy Corporation	112,979
		1,056,232
	TOTAL COMMON STOCKS
	(Cost $28,350,207)	33,193,916
See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY VALUE PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Value
Shares	(Note 1)

TOTAL INVESTMENTS
(Cost $28,350,207)	97.9%	33,193,916
OTHER ASSETS AND LIABILITIES
(Net)	2.1%	723,708
NET ASSETS	100.0%	$33,917,624

*	Non-income producing security.
ADR—American Depository Receipt

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS	(Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 99.6%
	Consumer Discretionary - 12.4%
600	1-800-FLOWERS.COM, Inc., Class A*	$4,542
200	4Kids Entertainment, Inc.*	4,422
300	7-Eleven, Inc.*	7,206
500	99 Cents Only Stores*	6,585
200	A.C. Moore Arts & Crafts, Inc.*	5,332
350	Aaron Rents, Inc.	7,000
1,200	Abercrombie & Fitch Company, Class A	68,688
400	Action Performance Companies, Inc.	5,292
900	Advance Auto Parts*	45,405
600	Advo, Inc.	22,470
650	Aeropostale, Inc.*	21,287
200	AFC Enterprises, Inc.*	5,102
200	Aldila, Inc.	3,380
200	America’s Car-Mart, Inc.*	7,012
1,400	American Eagle Outfitters	41,370
600	American Greetings Corporation, Class A	15,288
200	American Technology Corporation*	1,624
200	American Woodmark Corporation	7,256
200	Ameristar Casinos, Inc.	10,936
750	AnnTaylor Stores Corporation*	19,192
950	Applebee’s International, Inc.	26,182
100	Applica, Inc.*	506
440	Arbitron, Inc.	18,876
200	Argosy Gaming Company*	9,184
950	ArvinMeritor, Inc.	14,696
200	Asbury Automotive Group, Inc.*	3,080
200	Ashworth, Inc.*	2,278
2,300	Autonation, Inc.*	43,562
700	Autozone, Inc.*	59,990
300	Aztar Corporation*	8,568
200	Bandag, Inc.	9,396
700	Barnes & Noble, Inc.*	24,143
500	Beazer Homes USA, Inc.	24,930
300	Bebe Stores, Inc.	10,185
3,600	Bed Bath & Beyond, Inc.*	131,544
1,200	Belo Corporation, Class A	28,968
3,100	Best Buy Company, Inc.	167,431
200	Big 5 Sporting Goods Corporation	4,940
600	Big Lots, Inc.*	7,212
800	BJ’s Wholesale Club, Inc.*	24,848
1,000	Black & Decker Corporation	78,990
2,000	Blockbuster, Inc., Class A	17,660
400	Bluegreen Corporation*	5,140
400	Blyth, Inc.	12,736
400	Bob Evans Farms, Inc.	9,380
200	Bon Ton Stores, Inc.	3,618
800	Borders Group, Inc.	21,296
740	BorgWarner, Inc.	36,023
500	Boyd Gaming Corporation	26,075
1,000	Brinker International, Inc.*	36,220
200	Brookfield Homes Corporation	8,442
200	Brown Shoe Company, Inc.	6,854
1,200	Brunswick Corporation	56,220
200	Build-A-Bear-Workshop, Inc.*	6,130
200	Building Materials Holding Corporation	8,896
500	Burlington Coat Factory Warehouse Corporation	14,350
400	Cabela’s, Inc., Class A*	8,252
2,800	Cablevision Systems New York Group, Class A*	78,540
200	Cache, Inc.*	2,710
3,200	Caesars Entertainment, Inc.*	63,328
500	Callaway Golf Company	6,400
1,190	Carmax, Inc.*	37,485
5,100	Carnival Corporation	264,231
100	Carter’s, Inc.*	3,975
546	Catalina Marketing Corporation	14,141
200	Cato Corporation, Class A	6,450
500	CBRL Group, Inc.	20,650
450	CEC Entertainment, Inc.*	16,470
1,500	Centex Corporation	85,905
100	Central Garden & Pet Company*	4,386
700	Champion Enterprises, Inc.*	6,580
200	Charlotte Russe Holding, Inc.*	2,584
1,000	Charming Shoppes*	8,130
950	Cheesecake Factory, Inc.*	33,678
2,200	Chico’s FAS, Inc.*	62,172
200	Children’s Place*	9,550

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Consumer Discretionary (continued)
200	Choice Hotels International, Inc.	$12,390
400	Christopher & Banks Corporation	7,040
800	Churchill Downs, Inc.	31,672
2,200	Circuit City Stores, Inc.	35,310
600	Citadel Broadcasting Corporation*	8,238
600	CKE Restaurants, Inc.*	9,510
900	Claire’s Stores, Inc.	20,736
6,387	Clear Channel Communications, Inc.	220,160
200	CNS, Inc.	3,560
2,300	Coach, Inc.*	130,249
500	Coldwater Creek, Inc.*	9,240
200	Columbia Sportswear Company*	10,646
27,122	Comcast Corporation, Class A*	916,181
200	Commercial Vehicle Group, Inc.*	4,000
200	Comstock Homebuilding Companies, Class A*	4,258
200	Conn’s, Inc.*	3,760
1,100	Cooper Tire & Rubber Company	20,196
300	Cost Plus, Inc.*	8,064
200	Cost-U-Less, Inc.*	2,232
5,500	Costco Wholesale Corporation	242,990
800	Courier Corporation	41,952
500	Cox Radio, Inc., Class A*	8,405
500	Crown Media Holdings, Inc., Class A*	4,505
900	CSK Auto Corporation*	15,885
400	Cumulus Media, Inc., Class A*	5,700
3,573	D.R. Horton, Inc.	104,484
1,300	Dana Corporation	16,627
1,800	Darden Restaurants, Inc.	55,224
200	Deckers Outdoor Corporation*	7,148
3,176	Delphi Corporation	14,228
200	Department 56, Inc.*	3,492
200	Design Within Reach, Inc.*	3,147
1,300	Dex Media, Inc.	26,845
300	Dick’s Sporting Goods, Inc.*	11,019
200	Digital Theater Systems, Inc.*	3,622
800	Dillard’s, Inc., Class A	21,520
10,902	DIRECTV Group, Inc.*	157,207
3,531	Dollar General Corporation	77,364
1,250	Dollar Tree Stores, Inc.*	35,913
500	Domino’s Pizza, Inc.	9,345
400	Dow Jones & Company, Inc.	14,948
400	Dreamworks Animation SKG, Class A*	16,284
200	Dress Barn, Inc.*	3,644
3,400	Eastman Kodak Company	110,670
12,000	eBay, Inc.*	447,120
2,500	EchoStar Communications Corporation, Class A*	73,125
200	Electronics Boutique Holdings Corporation*	8,594
519	Emmis Communications Corporation, Class A*	9,975
200	Empire Resorts, Inc.*	1,446
500	Entercom Communications Corporation*	17,760
600	Ethan Allen Interiors, Inc.	19,200
900	EW Scripps Company, Class A	43,875
200	Ezcorp, Inc., Class A*	2,656
1,900	Family Dollar Stores, Inc.	57,684
400	Famous Dave’s of America*	5,632
2,000	Federated Department Stores, Inc.	127,280
300	Finish Line, Inc., Class A	6,945
200	First Cash Financial Services, Inc.*	4,234
900	Fleetwood Enterprises, Inc.*	7,830
1,800	Foot Locker, Inc.	52,740
1,800	Fortune Brands, Inc.	145,134
862	Fossil, Inc.*	22,347
300	Franklin Electric Company, Inc.	11,319
500	Fred’s, Inc.	8,585
400	FTD Group, Inc.*	4,848
700	Furniture Brands International, Inc.	15,267
600	GameStop Corporation, Class A*	13,296
200	Gander Mountain Company*	2,620
3,100	Gannett Company, Inc.	245,148
7,650	Gap, Inc.	167,076
200	Gaylord Entertainment Company*	8,080
2,800	Gemstar-TV Guide International, Inc.*	12,180
200	Genesco, Inc.*	5,684

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Consumer Discretionary (continued)
880	Gentex Corporation	$28,072
2,100	Genuine Parts Company	91,329
800	Getty Images, Inc.*	56,888
600	Goody's Family Clothing, Inc.	5,418
500	Gray Television, Inc.	7,235
200	Great Wolf Resorts, Inc.*	4,990
200	Green Mountain Coffee Roasters, Inc.*	4,800
300	Group 1 Automotive, Inc.*	7,890
1,400	GTECH Holdings Corporation	32,942
200	Guess?, Inc.*	2,740
200	Guitar Center, Inc.*	10,966
200	Hancock Fabrics, Inc.	1,488
3,600	Harley-Davidson, Inc.	207,936
700	Harman International Industries, Inc.	61,922
1,400	Harrah's Entertainment, Inc.	90,412
550	Harte-Hanks, Inc.	15,158
1,750	Hasbro, Inc.	35,788
200	Hearst-Argyle Television, Inc.	5,100
300	Henley L.P., Escrow*#†	0
400	Hibbett Sporting Goods, Inc.*	12,016
4,465	Hilton Hotels Corporation	99,793
400	Hollinger International, Inc., Class A	4,360
600	Hollywood Entertainment Corporation*	7,902
26,650	Home Depot, Inc.	1,019,096
400	HOT Topic, Inc.*	8,740
300	Hovnanian Enterprises, Inc., Class A*	15,300
300	IHOP Corporation	14,304
800	Insight Communications Company, Inc., Class A*	9,480
400	Insight Enterprises, Inc.*	7,024
300	Interface, Inc., Class A*	2,046
4,900	International Game Technology	130,634
312	International Speedway Corporation, Class A	16,926
5,042	Interpublic Group of Companies, Inc.*	61,916
200	Isle of Capri Casinos, Inc.*	5,308
3,267	J.C. Penney Co., Inc., Holding Company	169,623
400	Jack in the Box, Inc.*	14,840
400	Jakks Pacific, Inc.*	8,588
200	Jarden Corporation*	9,176
200	Jo-Ann Stores, Inc.*	5,618
2,300	Johnson Controls, Inc.	128,248
1,578	Jones Apparel Group, Inc.	52,847
600	Journal Communications, Inc., Class A	9,930
300	Journal Register Company*	5,010
200	K-Swiss, Inc., Class A	6,606
917	K2, Inc.*	12,609
400	KB Home	46,984
500	Kellwood Company	14,395
200	Kenneth Cole Productions, Inc., Class A	5,828
100	Kimball International, Inc., Class B	1,450
870	Knight-Ridder, Inc.	58,508
3,700	Kohl's Corporation*	191,031
1,500	Krispy Kreme Doughnuts, Inc.*	11,445
1,300	La Quinta Corporation*	11,050
200	La-Z-Boy, Inc.	2,786
1,200	Lamar Advertising Company, Class A*	48,348
300	Landry's Restaurants, Inc.	8,676
300	Las Vegas Sands Corporation*	13,500
600	Leapfrog Enterprises, Inc.*	6,810
1,000	Lear Corporation	44,360
400	Lee Enterprises, Inc.	17,360
2,360	Leggett & Platt, Inc.	68,157
1,500	Lennar Corporation, Class A	85,020
200	Levitt Corporation, Class A*	5,128
200	Liberty Corporation	8,110
32,000	Liberty Media Corporation, Class A*	331,840
1,825	Liberty Media International, Inc., Class A*	79,826
200	Life Time Fitness, Inc.	5,396
4,015	Limited Brands, Inc.	97,565
600	Lin TV Corporation, Class A*	10,158
400	Lincoln Electric Holdings, Inc.	12,032
400	Linens 'N Things, Inc.*	9,932
200	Lithia Motors, Inc., Class A	5,122
1,400	Liz Claiborne, Inc.	56,182
400	Longs Drug Stores Corporation	13,688
8,628	Lowe's Companies, Inc.	492,573

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Consumer Discretionary (continued)
200	M/I Homes, Inc.	$9,786
1,000	Mandalay Resort Group	70,490
400	Marchex, Inc., Class B*	7,456
400	Marcus Corporation	8,200
300	Marine Products Corporation	5,043
2,200	Marriott International, Inc., Class A	147,092
400	Martha Stewart Living, Class A*	9,036
900	Marvel Enterprises, Inc.*	18,000
4,180	Mattel, Inc.	89,243
3,450	May Department Stores Company	127,719
900	Maytag Corporation	12,573
200	McClatchy Company, Class A	14,832
15,100	McDonald’s Corporation	470,214
2,200	McGraw-Hill Companies, Inc.	191,950
271	MDC Holdings, Inc.	18,875
300	Media General, Inc., Class A	18,555
400	Mediacom Communications Corporation, Class A*	2,616
286	Men’s Wearhouse, Inc.*	12,072
600	Meredith Corporation	28,050
200	Meritage Homes Corporation*	11,784
500	Metro-Goldwyn-Mayer, Inc.*	5,975
800	MGM Mirage*	56,656
1,600	Michaels Stores, Inc.	58,080
400	Modine Manufacturing Company	11,732
577	Mohawk Industries, Inc.*	48,641
200	Movado Group, Inc.	3,700
200	Movie Gallery, Inc.	5,736
500	MSC Industrial Direct Company, Class A	15,280
800	Multimedia Games, Inc.*	6,208
200	Nautilus Group, Inc.	4,752
200	Navigant International, Inc.*	2,732
500	Neiman Marcus Group, Inc., Class A	45,755
200	New York & Co., Inc.*	4,014
1,700	New York Times Company, Class A	62,186
3,626	Newell Rubbermaid, Inc.	79,554
39,288	News Corporation, Ltd., Class A	664,753
2,100	Nike, Inc., Class B	174,951
1,400	Nordstrom, Inc.	77,532
600	Nu Skin Enterprises, Inc., Class A	13,506
100	NVR, Inc.*	78,500
700	O’Reilly Automotive, Inc.*	34,671
3,800	Office Depot, Inc.*	84,284
1,200	OfficeMax, Inc.	40,200
2,200	Omnicom Group, Inc.	194,744
200	Orleans Homebuilders, Inc.	3,678
800	Outback Steakhouse, Inc.	36,632
200	Oxford Industries, Inc.	7,318
300	P.F. Chang’s China Bistro, Inc.*	17,940
900	Pacific Sunwear of California, Inc.*	25,182
200	Palm Harbor Homes, Inc.*	3,252
300	Panera Bread Company, Class A*	16,959
200	Papa John’s International, Inc.*	6,944
200	Party City Corporation*	2,928
700	Payless Shoesource, Inc.*	11,053
200	PC Mall, Inc.*	2,484
800	Penn National Gaming, Inc.*	23,504
500	PEP Boys-Manny, Moe & Jack	8,790
200	Perry Ellis International, Inc.*	4,488
400	PETCO Animal Supplies, Inc.*	14,724
1,700	Petsmart, Inc.	48,875
200	Phillips-Van Heusen Corporation	5,328
900	Pier 1 Imports, Inc.	16,407
400	Pinnacle Entertainment, Inc.*	6,680
700	Playtex Products, Inc.*	6,300
600	Polaris Industries, Inc.	42,138
600	Polo Ralph Lauren Corporation	23,280
200	Pulitzer, Inc.	12,746
1,300	Pulte Homes, Inc.	95,719
700	Quiksilver, Inc.*	20,321
300	R.H. Donnelley Corporation*	17,427
2,500	R.R. Donnelley & Sons Company	79,050
700	Radio One, Inc., Class A*	10,276
1,900	RadioShack Corporation	46,550

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Consumer Discretionary (continued)
300	Rare Hospitality International, Inc.*	$9,264
200	RC2 Corporation*	6,800
700	Reader's Digest Association, Inc.	12,117
400	Red Robin Gourmet Burgers, Inc.*	20,364
200	RedEnvelope, Inc.*	1,594
900	Reebok International, Ltd.	39,870
300	Regal Entertainment Group, Class A	6,309
500	Regis Corporation	20,465
850	Rent-A-Center, Inc.*	23,214
2,300	Rite Aid Corporation*	9,108
200	Rocky Shoes and Boots, Inc.*	5,310
1,800	Ross Stores, Inc.	52,452
1,200	Royal Caribbean Cruises, Ltd.	53,628
600	Ruby Tuesday, Inc.	14,574
200	Russ Berrie and Company, Inc.	3,830
200	Russell Corporation	3,616
200	Ryan's Restaurant Group, Inc.*	2,906
600	Ryland Group, Inc.	37,212
1,300	Saks, Inc.*	23,465
800	Salem Communications Corporation, Class A*	16,480
200	Sands Regent*	2,020
300	Scholastic Corporation*	11,067
600	Scientific Games Corporation, Class A*	13,710
678	SCP Pool Corporation	21,601
1,000	Sears Holdings Corporation*	133,170
359	Select Comfort Corporation*	7,338
200	Sharper Image Corporation*	3,322
200	Shoe Carnival, Inc.*	3,500
500	ShopKo Stores, Inc.*	11,110
312	Shuffle Master, Inc.*	9,036
13,100	Sirius Satellite Radio, Inc.*	73,622
600	Six Flags, Inc.*	2,472
200	Skechers U.S.A. Inc., Class A*	3,096
200	Smart & Final, Inc.*	2,432
646	Snap-On, Inc.	20,536
200	Sonic Automotive, Inc.	4,542
750	Sonic Corporation*	25,050
400	Speedway Motorsports, Inc.	14,280
200	Sports Authority, Inc.*	5,500
200	Stage Stores, Inc.*	7,678
400	Standard Pacific Corporation	28,876
100	Stanley Furniture Company, Inc.	4,728
1,000	Stanley Works	45,270
6,200	Staples, Inc.	194,866
4,800	Starbucks Corporation*	247,968
2,573	Starwood Hotels & Resorts Worldwide, Inc.	154,457
600	Station Casinos, Inc.	40,530
800	Steak N Shake Company*	15,480
300	Stein Mart, Inc.*	6,750
100	Steinway Musical Instruments*	2,996
200	Steven Madden, Ltd.*	3,338
400	Stride Rite Corporation	5,320
300	Superior Industries International, Inc.	7,923
300	Talbots, Inc.	9,594
9,900	Target Corporation	495,198
200	TBC Corporation*	5,572
150	Technical Olympic USA, Inc.	4,530
600	Tempur-Pedic International, Inc.*	11,196
800	Texas Roadhouse, Inc., Class A*	22,464
800	Thor Industries, Inc.	23,928
1,700	Tiffany & Company	58,684
200	Timberland Company, Class A*	14,186
53,174	Time Warner, Inc.*	933,204
300	TiVo, Inc.*	1,551
6,500	TJX Companies, Inc.	160,095
600	Toll Brothers, Inc.*	47,310
400	Too, Inc.*	9,868
2,500	Toys "R" Us, Inc.*	64,400
400	Tractor Supply Company*	17,460
200	Trans World Entertainment Corporation*	2,946
500	Triarc Companies, Inc., Class B	6,915
2,501	Tribune Company	99,715
800	TRW Automotive Holdings Corporation*	15,544
200	Tuesday Morning Corporation*	5,774
400	Tupperware Corporation	8,144
300	United Auto Group, Inc.	8,349
4,900	UnitedGlobalCom, Inc., Class A*	46,354

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Consumer Discretionary (continued)
200	Universal Electronics, Inc.*	$3,376
2,965	Univision Communications, Inc., Class A*	82,101
600	Urban Outfitters, Inc.*	28,782
1,300	V.F. Corporation	76,882
200	Vail Resorts, Inc.*	5,050
600	Valassis Communications, Inc.*	20,976
100	Value Line, Inc.	3,900
401	Ventiv Health, Inc.*	9,223
18,174	Viacom, Inc., Class B	633,000
24,800	Walt Disney Company	712,504
600	Warnaco Group, Inc.*	14,424
100	Washington Post Company, Class B	89,400
400	WCI Communities, Inc.*	12,032
446	Weight Watchers International, Inc.*	19,169
1,400	Wendy's International, Inc.	54,656
400	West Marine, Inc.*	8,504
800	Westwood One, Inc.*	16,280
740	Whirlpool Corporation	50,120
400	Wiley (John) & Sons, Inc., Class A	14,100
900	William Lyon Homes, Inc.*	69,030
1,100	Williams-Sonoma, Inc.*	40,425
500	Winnebago Industries, Inc.	15,800
200	WMS Industries, Inc.*	5,632
600	Wolverine World Wide, Inc.	12,858
200	World Fuel Services Corporation	6,300
200	World Wrestling Entertainment, Inc.	2,400
400	WPT Enterprises, Inc.*	7,480
1,100	Wynn Resorts, Ltd.*	74,514
2,500	XM Satellite Radio Holdings, Inc., Class A*	78,750
500	Yankee Candle Company, Inc.	15,850
200	Young Broadcasting, Inc., Class A*	1,728
3,600	Yum! Brands, Inc.	186,516
600	Zale Corporation*	17,832
		19,926,557
	Consumer Staples - 8.4%
850	Alberto-Culver Company	40,681
3,908	Albertson's, Inc.	80,700
200	Alico, Inc.*	10,540
24,900	Altria Group, Inc.	1,628,211
9,700	Anheuser-Busch Companies, Inc.	459,683
7,161	Archer-Daniels-Midland Company	176,017
6,100	Avon Products, Inc.	261,934
200	Boston Beer Company, Inc., Class A*	4,380
600	Brown-Forman Corporation, Class B	32,850
1,200	Bunge, Ltd.	64,656
3,100	Campbell Soup Company	89,962
200	Casey's General Stores, Inc.	3,594
200	Chattem, Inc.*	8,894
400	Chiquita Brands International, Inc.	10,712
800	Church & Dwight Company, Inc.	28,376
2,600	Clorox Company	163,774
1,000	Coca-Cola Bottling Company Consolidated	52,310
26,970	Coca-Cola Company	1,123,840
2,920	Coca-Cola Enterprises, Inc.	59,919
6,380	Colgate-Palmolive Company	332,845
6,273	ConAgra Foods, Inc.	169,497
1,300	Constellation Brands, Inc., Class A*	68,731
800	Corn Products International, Inc.	20,792
4,840	CVS Corporation	254,681
1,684	Dean Foods Company*	57,761
1,905	Del Monte Foods Company*	20,669
400	Delta & Pine Land Company	10,800
400	DIMON, Inc.	2,500
200	Elizabeth Arden, Inc.*	4,748
833	Energizer Holdings, Inc.*	49,813
1,600	Estee Lauder Companies, Inc., Class A	71,968
400	Flowers Foods, Inc.	11,284
200	Fresh Del Monte Produce, Inc.	6,104
4,300	General Mills, Inc.	211,345
11,100	Gillette Company	560,328
400	Gold Kist, Inc.*	6,360
500	Great Atlantic & Pacific Tea Company, Inc.*	7,450
2,100	Hershey Foods Corporation	126,966
4,300	HJ Heinz Company	158,412
900	Hormel Foods Corporation	27,999
200	Inter Parfums, Inc.	2,880
718	J. M. Smucker Company	36,115

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Consumer Staples (continued)
200	John B. Sanfillippo & Son, Inc.*	$4,916
2,800	Kellogg Company	121,156
5,974	Kimberly-Clark Corporation	392,671
3,000	Kraft Foods, Inc., Class A	99,150
8,200	Kroger Company*	131,446
300	Lancaster Colony Corporation	12,765
1,500	McCormick & Company, Inc.	51,645
800	Molson Coors Brewing Company, Class B	61,736
200	Nature's Sunshine Products, Inc.	3,434
400	Parlux Fragrances, Inc.*	8,660
1,820	Pepsi Bottling Group, Inc.	50,687
700	PepsiAmericas, Inc.	15,862
20,440	PepsiCo, Inc.	1,083,933
400	Performance Food Group Company*	11,072
300	Pilgrim's Pride Corporation	10,716
30,480	Procter & Gamble Company	1,615,440
400	Ralcorp Holdings, Inc.*	18,940
800	Rayovac Corporation*	33,280
1,132	Reynolds American, Inc.	91,228
200	Rocky Mountain Chocolate Factory, Inc.	4,934
300	Ruddick Corporation	6,945
4,800	Safeway, Inc.*	88,944
162	Sanderson Farms, Inc.	7,000
9,520	Sara Lee Corporation	210,963
1,000	Smithfield Foods, Inc.*	31,550
200	Spartan Stores, Inc.*	2,128
1,500	Supervalu, Inc.	50,025
7,700	Sysco Corporation	275,660
172	Tootsie Roll Industries, Inc.	5,150
2,805	Tyson Foods, Inc., Class A	46,787
300	United Natural Foods, Inc.*	8,589
500	Universal Corporation	22,885
2,000	UST, Inc.	103,400
31,670	Wal-Mart Stores, Inc.	1,586,984
12,400	Walgreen Company	550,808
200	WD-40 Company	6,498
800	Weis Markets, Inc.	29,496
600	Whole Foods Market, Inc.	61,278
1,600	Wrigley (Wm.) Jr. Company	104,912
		13,544,754
	Energy - 8.5%
900	Amerada Hess Corporation	86,589
3,028	Anadarko Petroleum Corporation	230,431
3,856	Apache Corporation	236,103
1,000	Ashland, Inc.	67,470
200	Atlas America, Inc.*	7,234
200	ATP Oil & Gas Corporation*	4,328
100	Atwood Oceanics, Inc.*	6,654
4,000	Baker Hughes, Inc.	177,960
200	Barnwell Industries, Inc.*	10,610
200	Berry Petroleum Company, Class A	10,290
200	Bill Barrett Corporation*	5,782
1,936	BJ Services Company	100,440
400	BP Prudhoe Bay Royalty Trust	27,920
600	Brigham Exploration Company*	5,538
4,800	Burlington Resources, Inc.	240,336
700	Cabot Oil & Gas Corporation	38,605
800	Cal Dive International, Inc.*	36,240
500	Callon Petroleum Company*	7,770
200	CARBO Ceramics, Inc.	14,030
3,200	Chesapeake Energy Corporation	70,208
24,292	ChevronTexaco Corporation	1,416,467
400	Cimarex Energy Company*	15,600
300	Clayton Williams Energy, Inc.*	7,770
900	Comstock Resources, Inc.*	25,866
7,658	ConocoPhillips	825,839
1,000	Cooper Cameron Corporation*	57,210
200	Copano Energy, LLC	5,916
200	Cross Timbers Royalty Trust	7,820
200	Crosstex Energy, Inc.	8,754
600	Danielson Holding Corporation*	10,350
200	Dawson Geophysical Company*	4,840
400	Delta Petroleum Corporation*	5,816
700	Denbury Resources, Inc.*	24,661
5,536	Devon Energy Corporation	264,344
800	Diamond Offshore Drilling	39,920
1,000	Dorchester Minerals, LP	21,850
400	Dril-Quip, Inc.*	12,296
7,414	El Paso Corporation	78,440

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Energy (continued)
200	Enbridge Energy Management, LLC*	$9,768
400	Encore Acquisition Company*	16,520
200	Energy Partners, Ltd.*	5,194
1,800	ENSCO International, Inc.	67,788
2,800	EOG Resources, Inc.	136,472
78,050	Exxon Mobil Corporation	4,651,780
789	FMC Technologies, Inc.*	26,179
646	Forest Oil Corporation*	26,163
400	Frontier Oil Corporation	14,504
200	FX Energy, Inc.*	2,288
700	Global Industries, Ltd.*	6,580
2,397	GlobalSantaFe Corporation	88,785
200	GMX Resources, Inc.*	2,302
400	Goodrich Petroleum Corporation*	8,452
1,500	Grant Prideco, Inc.*	36,240
1,400	Grey Wolf, Inc.*	9,212
200	Gulf Island Fabrication, Inc.*	4,692
6,100	Halliburton Company	263,825
800	Hanover Compressor Company*	9,656
400	Harvest Natural Resources, Inc.*	4,756
500	Helmerich & Payne, Inc.	19,845
200	Hiland Partners, LP*	6,700
200	Holly Corporation	7,454
200	Holly Energy Partners, LP	7,500
200	Hornbeck Offshore Services*	5,012
400	Houston Exploration Company*	22,780
200	Hugoton Royalty Trust	5,898
300	Hydril*	17,523
200	Infinity, Inc.*	2,000
500	Input/Output, Inc.*	3,225
200	Kaneb Services LLC	8,530
500	KCS Energy, Inc.*	7,680
1,568	Kerr-McGee Corporation	122,821
1,600	Key Energy Services, Inc.*	18,352
394	Kinder Morgan Management, LLC*	15,993
1,100	Kinder Morgan, Inc.	83,270
300	Lone Star Technologies, Inc.*	11,829
200	Lufkin Industries, Inc.	9,658
800	Magnum Hunter Resources, Inc.*	12,888
4,100	Marathon Oil Corporation	192,372
500	Matrix Service Company*	2,175
700	Maverick Tube Corporation*	22,757
200	McMoRan Exploration Company*	4,020
1,100	Meridian Resource Corporation*	5,676
700	Mission Resources Corporation*	4,956
1,000	Murphy Oil Corporation	98,730
1,900	Nabors Industries, Ltd.*	112,366
2,919	National-Oilwell, Inc.*	136,317
800	Newfield Exploration Company*	59,408
400	Newpark Resources, Inc.*	2,356
1,660	Noble Corporation*	93,309
1,000	Noble Energy, Inc.	68,020
4,800	Occidental Petroleum Corporation	341,616
200	Oceaneering International, Inc.*	7,500
700	Offshore Logistics, Inc.*	23,324
300	Oil States International, Inc.*	6,165
300	Overseas Shipholding Group, Inc.	18,873
712	Patina Oil & Gas Corporation	28,480
2,500	Patterson-UTI Energy, Inc.	62,550
100	Penn Virginia Corporation	4,590
200	Petrohawk Energy Corporation*	2,096
200	Petroleum Development Corporation*	7,538
1,800	Pioneer Natural Resources Company	76,896
1,000	Plains Exploration & Production Company*	34,900
700	Pogo Producing Company	34,468
1,000	Premcor, Inc.	59,680
1,400	Pride International, Inc.*	34,776
300	Quicksilver Resources, Inc.*	14,619
1,000	Range Resources Corporation	23,360
200	Remington Oil & Gas Corporation*	6,304
1,400	Rowan Companies, Inc.*	41,902
500	RPC, Inc.	7,595
7,200	Schlumberger, Ltd.	507,456
300	SEACOR Holdings, Inc.*	19,125
1,200	Smith International, Inc.*	75,276

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Energy (continued)
400	Southwestern Energy Company*	$22,704
400	Spinnaker Exploration Company*	14,212
300	St. Mary Land & Exploration Company	15,015
278	Stone Energy Corporation*	13,502
820	Sunoco, Inc.	84,886
1,400	Superior Energy Services, Inc.*	24,080
800	Swift Energy Company*	22,752
900	Tesoro Corporation*	33,318
350	Tetra Technologies, Inc.*	9,954
1,000	Tidewater, Inc.	38,860
600	Todco, Class A*	15,504
200	Toreador Resources Corporation*	3,630
3,963	Transocean, Inc.*	203,936
970	Ultra Petroleum Corporation*	49,276
500	Unit Corporation*	22,585
200	Universal Compression Holdings, Inc.*	7,574
3,170	Unocal Corporation	195,557
3,000	Valero Energy Corporation	219,810
300	Veritas DGC, Inc.*	8,988
900	Vintage Petroleum, Inc.	28,314
200	W&T Offshore, Inc.*	4,152
200	W-H Energy Services, Inc.*	4,786
200	Warren Resources, Inc.*	2,146
1,700	Weatherford International, Ltd.*	98,498
800	Western Gas Resources, Inc.	27,560
300	Whiting Petroleum Corporation*	12,234
6,800	Williams Companies, Inc.	127,908
4,288	XTO Energy, Inc.	140,818
		13,692,521
	Financials - 20.9%
130	1st Source Corporation	2,773
400	21st Century Insurance Group	5,580
200	Aames Investment Corporation	1,640
200	Acadia Realty Trust	3,216
300	Accredited Home Lenders Holding Company*	10,869
500	Affiliated Managers Group, Inc.*	31,015
600	Affordable Residential Communities	7,590
6,100	Aflac, Inc.	227,286
200	Agree Realty Corporation	5,396
100	Alabama National BanCorporation	6,189
300	Alexandria Real Estate Equities, Inc.	19,314
400	Alfa Corporation	5,780
102	Alleghany Corporation*	28,254
600	Allmerica Financial Corporation*	21,570
8,400	Allstate Corporation	454,104
1,200	AMB Property Corporation	45,360
1,500	Ambac Financial Group, Inc.	112,125
300	AMCORE Financial, Inc.	8,475
200	American Equity Investment Life Holding Company	2,558
13,400	American Express Company	688,358
400	American Financial Group, Inc.	12,320
1,000	American Financial Realty Trust	14,630
300	American Home Mortgage Investment Corporation	8,592
27,575	American International Group, Inc.	1,527,931
500	American National Insurance Company	52,950
200	American Physicians Capital, Inc.*	6,854
1,900	AmeriCredit Corporation*	44,536
3,400	Ameritrade Holding Corporation*	34,714
500	AmerUs Group Company	23,625
200	Amli Residential Properties Trust	5,478
4,233	AmSouth Bancorporation	109,846
210	Anchor BanCorp Wisconsin, Inc.	5,903
1,100	Annaly Mortgage Management, Inc.	20,636
600	Anthracite Capital, Inc.	6,684
500	Anworth Mortgage Asset Corporation	4,775
3,700	AON Corporation	84,508
1,272	Apartment Investment & Management Company, Class A	47,318
200	Arch Capital Group, Ltd.*	8,008

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Financials (continued)
2,492	Archstone-Smith Trust	$85,002
800	Arden Realty, Inc.	27,080
300	Argonaut Group, Inc.*	6,366
1,100	Arthur J Gallagher & Company	31,680
100	ASB Financial Corporation	2,200
600	Ashford Hospitality Trust, Inc.	6,120
200	Asset Acceptance Capital Corporation*	3,816
1,554	Associated Banc-Corp	48,531
200	Associated Estates Realty Corporation	1,994
1,400	Assurant, Inc.	47,180
200	ASTA Funding, Inc.	4,234
1,200	Astoria Financial Corporation	30,360
800	AvalonBay Communities, Inc.	53,512
200	Avatar Holdings, Inc.*	9,370
100	BancFirst Corporation	6,902
700	BancorpSouth, Inc.	14,448
600	Bank Mutual Corporation	7,092
44,912	Bank of America Corporation	1,980,619
600	Bank of Hawaii Corporation	27,156
9,500	Bank of New York Company, Inc.	275,975
200	Bank of the Ozarks, Inc.	6,350
700	BankAtlantic Bancorp, Inc., Class A	12,180
200	Bankrate, Inc.*	2,678
200	BankUnited Financial Corporation, Class A*	5,372
300	Banner Corporation	8,091
6,634	BB&T Corporation	259,257
1,255	Bear Stearns Companies, Inc.	125,374
300	Bedford Property Investors, Inc.	6,549
308	Berkshire Hathaway, Inc., Class B*	879,648
200	Biomed Realty Trust, Inc.	4,120
100	Blackrock, Inc., Class A	7,493
136	BOK Financial Corporation*	5,532
200	Boston Private Financial Holdings, Inc.	4,750
1,400	Boston Properties, Inc.	84,322
700	Brandywine Realty Trust	19,880
600	BRE Properties, Inc., Class A	21,180
400	Bristol West Holdings, Inc.	6,200
556	Brookline Bancorp, Inc.	8,284
700	Brown & Brown, Inc.	32,263
400	Calamos Asset Management, Inc., Class A	10,768
700	Camden Property Trust	32,921
500	Capital Automotive REIT	16,560
2,900	Capital One Financial Corporation	216,833
200	Capital Trust, Class A	6,636
800	CapitalSource, Inc.*	18,400
100	Capitol Federal Financial	3,464
200	Capstead Mortgage Corporation	1,710
700	CarrAmerica Realty Corporation	22,085
200	Cash America International, Inc.	4,386
1,180	Catellus Development Corporation	31,447
538	Cathay General Bancorp, Inc.	16,947
500	CB Richard Ellis Group, Inc., Class A*	17,495
300	CBL & Associates Properties, Inc.	21,453
600	CenterPoint Properties Trust	24,600
152	Central Coast Bancorp*	2,549
200	Central Pacific Financial Corporation	6,730
100	Charter Financial Corporation	3,337
600	CharterMac	12,900
310	Chemical Financial Corporation	10,077
400	Chicago Mercantile Exchange Holdings, Inc.	77,612
625	Chittenden Corporation	16,294
2,400	Chubb Corporation	190,248
1,700	Cigna Corporation	151,810
2,185	Cincinnati Financial Corporation	95,288
2,646	CIT Group, Inc.	100,548
62,825	Citigroup, Inc.	2,823,355
700	Citizens Banking Corporation	20,552
3,000	Citizens First Financial Corporation	100,890
200	City Holding Company	5,907
814	City National Corporation	56,833

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Financials (continued)
400	CNA Financial Corporation*	$11,224
300	CNA Surety Corporation*	4,080
200	Cobiz, Inc.	3,876
200	Cohen & Steers, Inc.	3,300
200	Collegiate Funding Services*	3,116
1,600	Colonial BancGroup, Inc.	32,832
200	Colonial Properties Trust	7,682
276	Columbia Banking System, Inc.	6,555
2,248	Comerica, Inc.	123,820
2,000	Commerce Bancorp, Inc.	64,940
825	Commerce Bancshares, Inc.	39,765
300	Commerce Group, Inc.	18,594
1,190	Commercial Capital Bancorp, Inc.	24,216
500	Commercial Federal Corporation	13,825
645	Commercial Net Lease Realty	11,900
200	Community Bancorp*	5,038
300	Community Bank System, Inc.	6,873
1,600	Compass Bancshares, Inc.	72,640
500	CompuCredit Corporation*	13,310
1,800	Conseco, Inc.*	36,756
500	Cornerstone Realty Income Trust, Inc.	4,960
400	Corporate Office Properties Trust	10,592
200	Corus Bankshares, Inc.	9,538
6,898	Countrywide Financial Corporation	223,909
450	Cousins Properties, Inc.	11,641
500	Credit Acceptance Corporation*	9,890
800	Crescent Real Estate Equities Company	13,072
200	CRT Properties, Inc.	4,356
1,000	Cullen/Frost Bankers, Inc.	45,150
765	CVB Financial Corporation	13,877
215	Delphi Financial Group, Inc., Class A	9,245
1,526	Developers Diversified Realty Corporation	60,658
400	Dime Community Bancshares, Inc.	6,080
1,100	Doral Financial Corporation	24,079
200	Downey Financial Corporation	12,306
1,776	Duke Realty Corporation	53,014
4,437	E*Trade Financial Corporation*	53,244
600	East West Bancorp, Inc.	22,152
200	EastGroup Properties, Inc.	7,540
2,200	Eaton Vance Corporation	51,568
1,100	Edwards (A.G.), Inc.	49,280
400	Entertainment Properties Trust	16,572
700	Equity Inns, Inc.	7,721
200	Equity Lifestyle Properties, Inc.	7,050
4,945	Equity Office Properties Trust	148,993
400	Equity One, Inc.	8,236
3,454	Equity Residential	111,253
300	Erie Indemnity Company, Class A	15,636
1,100	eSPEED, Inc., Class A*	10,120
300	Essex Property Trust, Inc.	20,682
11,700	Fannie Mae	637,065
300	FBL Financial Group, Inc., Class A	8,400
700	Federal Realty Investment Trust	33,845
1,450	Federated Investors, Inc., Class B	41,049
500	FelCor Lodging Trust, Inc.*	6,215
2,100	FFD Financial Corporation	30,750
200	FFLC Bancorp, Inc.	8,284
350	Fidelity Bankshares, Inc.	8,043
1,886	Fidelity National Financial, Inc.	62,125
200	Fieldstone Investment Corporation	2,904
6,085	Fifth Third Bancorp	261,533
400	Financial Federal Corporation	14,148
500	First Acceptance Corporation*	5,300
967	First American Corporation	31,853
550	First BanCorp	23,237
200	First Charter Corporation	4,518
300	First Citizens BancShares, Inc., Class A	43,914
420	First Commonwealth Financial Corporation	5,754
200	First Community Bancorp, Inc.	8,860
400	First Financial Bancorp	7,300

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Financials (continued)
468	First Financial Bankshares, Inc.	$20,887
100	First Financial Corporation	2,955
1,400	First Horizon National Corporation	57,106
200	First Indiana Corporation	4,840
600	First Industrial Realty Trust, Inc.	22,698
700	First Marblehead Corporation*	40,271
200	First Merchants Corporation	5,180
637	First Midwest Bancorp, Inc.	20,690
758	First Niagara Financial Group, Inc.	10,013
163	First Place Financial Corporation	2,983
400	First Republic Bank	12,948
400	FirstFed Financial Corporation*	20,404
1,400	FirstMerit Corporation	37,464
450	Flagstar Bancorp, Inc.	8,797
400	Flushing Financial Corporation	7,280
444	FNB Corporation	8,503
400	Forest City Enterprises, Inc., Class A	25,520
300	FPIC Insurance Group, Inc.*	9,645
200	Franklin Bank Corporation*	3,450
1,700	Franklin Resources, Inc.	116,705
8,300	Freddie Mac	524,560
800	Fremont General Corporation	17,592
1,660	Friedman, Billings, Ramsey Group, Inc., Class A	26,344
100	Frontier Financial Corporation	3,790
1,188	Fulton Financial Corporation	25,887
800	Gabelli Asset Management, Inc., Class A	35,720
300	Gables Residential Trust	9,990
600	GATX Corporation	19,914
2,600	General Growth Properties, Inc.	88,660
1,600	Genworth Financial Inc., Class A	44,032
200	Getty Realty Corporation	5,110
200	GFI Group, Inc.*	5,366
235	Glacier Bancorp, Inc.	7,168
400	Glenborough Realty Trust, Inc.	7,648
400	Glimcher Realty Trust	9,480
200	Global Signal, Inc.	5,992
400	Gold Banc Corporation, Inc.	5,612
3,800	Golden West Financial Corporation	229,900
4,970	Goldman Sachs Group, Inc.	546,650
200	Government Properties Trust	1,992
300	Great Southern Bancorp, Inc.	9,741
1,100	Greater Bay Bancorp	26,851
200	Greenhill & Company, Inc.	7,160
200	Hancock Holding Company	6,500
800	Hanmi Financial Corporation	13,240
200	Hansen Natural Corporation*	12,014
200	Harbor Florida Bancshares, Inc.	6,820
300	Harleysville Group, Inc.	5,958
337	Harleysville National Corporation	7,161
3,500	Hartford Financial Services Group, Inc.	239,960
700	HCC Insurance Holdings, Inc.	25,312
1,600	Health Care Property Investors, Inc.	37,552
700	Health Care REIT, Inc.	22,400
700	Healthcare Realty Trust, Inc.	25,508
400	Heritage Property Investment Trust	11,872
1,900	Hibernia Corporation, Class A	60,819
200	Highland Hospitality Corporation	2,070
500	Highwoods Properties, Inc.	13,410
400	Hilb, Rogal & Hobbs Company	14,320
500	Home Properties, Inc.	19,400
200	HomeBanc Corporation	1,768
500	Horace Mann Educators Corporation	8,870
700	Hospitality Properties Trust	28,266
2,800	Host Marriott Corporation	46,368
200	Housevalues, Inc.*	2,516
2,200	HRPT Properties Trust	26,202
1,100	Hudson City Bancorp, Inc.	40,205
600	Hudson United Bancorp	21,150
2,685	Huntington Bancshares, Inc.	64,172

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Financials (continued)
1,000	IMPAC Mortgage Holdings, Inc.	$19,180
1,200	Independence Community Bank Corporation	46,800
200	Independent Bank Corporation	5,800
800	Independent Bank Corporation - Michigan	23,016
1,000	IndyMac Bancorp, Inc.	34,000
300	Infinity Property & Casualty Corporation	9,378
400	Inland Real Estate Corporation	6,012
400	Innkeepers USA Trust	5,164
1,000	Instinet Group, Inc.*	5,880
200	Integra Bank Corporation	4,428
606	International Bancshares Corporation	21,010
200	International Securities Exchange, Inc.*	5,200
300	Investment Technology Group, Inc.*	5,250
800	Investors Financial Services Corporation	39,128
600	iPayment Holdings, Inc.*	25,320
400	Irwin Financial Corporation	9,208
1,364	iStar Financial, Inc.	56,170
200	Jackson Hewitt Tax Service, Inc.	4,184
2,900	Janus Capital Group, Inc.	40,455
500	Jefferies Group, Inc.	18,840
1,800	Jefferson-Pilot Corporation	88,290
400	Jones Lang LaSalle, Inc.*	18,660
43,180	JPMorgan Chase & Company	1,494,028
200	Kearny Financial Corporation*	2,224
5,300	KeyCorp	171,985
400	Kilroy Realty Corporation	16,364
1,050	Kimco Realty Corporation	56,595
200	KMG America Corporation*	1,950
407	KNBT Bancorp, Inc.	6,227
700	Knight Trading Group, Inc., Class A*	6,748
800	Kramont Realty Trust, Inc.	18,720
900	LaBranche & Company, Inc.*	8,370
90	Ladenburg Thalmann Financial Services, Inc.*	61
100	Lakeland Financial Corporation	3,845
200	LandAmerica Financial Group, Inc.	10,006
300	LaSalle Hotel Properties	8,715
1,550	Legg Mason, Inc.	121,117
3,584	Lehman Brothers Holdings, Inc.	337,469
990	Leucadia National Corporation	34,007
400	Lexington Corporate Properties Trust	8,776
1,200	Liberty Property Trust	46,860
2,100	Lincoln National Corporation	94,794
1,400	Loews Corporation	102,956
400	LTC Properties, Inc.	6,940
1,500	M&T Bank Corporation	153,090
600	Macerich Company	31,968
700	Mack-Cali Realty Corporation	29,645
479	MAF Bancorp, Inc.	19,898
500	Maguire Properties, Inc.	11,940
400	Main Street Banks, Inc.	10,592
100	Markel Corporation*	34,521
700	Marketaxess Holdings, Inc.*	7,819
5,970	Marsh & McLennan Companies, Inc.	181,607
2,400	Marshall & Ilsley Corporation	100,200
400	MB Financial, Inc.	15,320
1,900	MBIA, Inc.	99,332
13,627	MBNA Corporation	334,543
5,200	Mellon Financial Corporation	148,408
1,000	Mercantile Bankshares Corporation	50,860
300	Mercury General Corporation	16,578
400	MeriStar Hospitality Corporation*	2,800
10,246	Merrill Lynch & Company, Inc.	579,924
4,946	MetLife, Inc.	193,389
400	Metris Companies, Inc.*	4,636
400	MFA Mortgage Investments, Inc.	3,044
1,400	MGIC Investment Corporation	86,338

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Financials (continued)
100	Mid-America Apartment Communities, Inc.	$3,650
300	Mid-State Bancshares	7,980
800	Mills Corporation	42,320
1,100	MoneyGram International, Inc.	20,779
1,600	Moody’s Corporation	129,376
12,100	Morgan Stanley	692,725
200	Nara Bancorp, Inc.	2,810
400	Nasdaq Stock Market, Inc.*	4,280
6,913	National City Corporation	231,586
300	National Financial Partners Corporation	11,940
200	National Health Investors, Inc.	5,196
200	National Interstate Corporation*	3,360
341	National Penn Bancshares, Inc.	8,378
620	Nationwide Financial Services, Inc., Class A	22,258
700	Nationwide Health Properties, Inc.	14,147
200	Navigators Group, Inc.*	6,629
200	NBT Bancorp, Inc.	4,482
200	Nelnet, Inc., Class A*	6,366
700	New Century Financial Corporation*	32,774
1,200	New Plan Excel Realty Trust	30,132
2,437	New York Community Bancorp, Inc.	44,256
700	NewAlliance Bancshares, Inc.	9,800
400	Newcastle Investment Corporation	11,840
5,236	North Fork Bancorporation, Inc.	145,247
2,400	Northern Trust Corporation	104,256
500	Northwest Bancorp, Inc.	10,705
400	Novastar Financial, Inc.	14,404
200	Nuveen Investments, Inc., Class A	6,864
700	Ocwen Financial Corporation*	5,649
600	Odyssey Re Holdings Corporation	15,024
700	Ohio Casualty Corporation*	16,086
844	Old National Bancorp	17,133
1,950	Old Republic International Corporation	45,416
200	Old Second Bancorp, Inc.	6,035
1,000	Omega Healthcare Investors, Inc.	10,980
200	Optionsxpress Holdings, Inc.*	3,238
332	Oriental Financial Group, Inc.	7,775
533	Pacific Capital BanCorp	15,873
521	Pan Pacific Retail Properties, Inc.	29,567
310	Park National Corporation	34,875
800	Parkway Properties, Inc.	37,360
512	Partners Trust Financial Group, Inc.	5,427
371	Pennsylvania Real Estate Investment Trust	14,959
1,350	People’s Bank	55,283
50	Peoples Holding Company	1,555
450	PFF Bancorp, Inc.	12,420
100	Philadelphia Consolidated Holding Corporation*	7,753
200	Phoenix Companies, Inc.	2,556
200	Piper Jaffray Companies, Inc.*	7,318
200	Placer Sierra Bancshares	4,594
2,159	Plum Creek Timber Company, Inc.	77,076
200	PMA Capital Corporation, Class A*	1,600
1,100	PMI Group, Inc.	41,811
3,400	PNC Financial Services Group, Inc.	175,032
3,600	Popular, Inc.	87,552
500	Post Properties, Inc.	15,520
500	Prentiss Properties Trust	17,080
200	Presidential Life Corporation	3,256
3,800	Principal Financial Group, Inc.	146,262
300	PrivateBancorp, Inc.	9,423
315	ProAssurance Corporation*	12,443
2,100	Progressive Corporation	192,696
2,294	ProLogis	85,107
200	Prosperity Bancshares, Inc.	5,298
800	Protective Life Corporation	31,440
400	Provident Bancorp, Inc.	4,896
464	Provident Bankshares Corporation	15,293
1,000	Provident Financial Services, Inc.	17,100

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Financials (continued)
2,100	Providian Financial Corporation*	$36,036
6,300	Prudential Financial, Inc.	361,620
600	PS Business Parks, Inc.	24,180
1,186	Public Storage, Inc.	67,531
750	R&G Financial Corporation, Class B	23,378
1,420	Radian Group, Inc.	67,791
200	RAIT Investment Trust	5,364
300	Ramco-Gershenson Properties Trust	8,145
950	Raymond James Financial, Inc.	28,785
1,000	Realty Income Corporation	22,880
1,000	Reckson Associates Realty Corporation	30,700
500	Redwood Trust, Inc.	25,590
700	Regency Centers Corporation	33,341
5,592	Regions Financial Corporation	181,181
400	Reinsurance Group of America, Inc.	17,032
400	Republic Bancorp, Inc.	5,416
200	Resource America, Inc., Class A	7,009
500	Riggs National Corporation	9,545
300	RLI Corporation	12,435
400	S&T Bancorp, Inc.	14,160
1,400	Safeco Corporation*	68,194
200	Sandy Spring Bancorp, Inc.	6,464
784	Santander BanCorp	20,643
200	Saul Centers, Inc.	6,400
600	Saxon Capital, Inc.*	10,320
13,564	Schwab (Charles) Corporation	142,558
1,100	SEI Investments Company	39,776
200	Selective Insurance Group, Inc.	9,246
600	Senior Housing Properties Trust	10,008
500	Shurgard Storage Centers, Inc., Class A	20,490
200	Signature Bank*	5,302
600	Silicon Valley Bancshares*	26,436
2,591	Simon Property Group, Inc.	156,963
400	Sizeler Property Investors, Inc.	4,744
1,270	Sky Financial Group, Inc.	34,061
500	SL Green Realty Corporation	28,110
5,100	SLM Corporation	254,184
800	South Financial Group, Inc.	24,432
1,000	Southern Missouri Bancorp, Inc.	15,850
1,100	Southwest Bancorp of Texas, Inc.	20,185
4,440	Sovereign Bancorp, Inc.	98,390
200	Sovran Self Storage, Inc.	7,926
200	Spirit Finance Corporation*	2,172
1,100	St. Joe Company	74,030
8,184	St. Paul Travelers Companies, Inc.	300,598
270	StanCorp Financial Group, Inc.	22,891
400	State Auto Financial Corporation	10,648
4,100	State Street Corporation	179,252
345	Sterling Bancorp	8,373
350	Sterling Bancshares, Inc.	4,970
192	Sterling Financial Corporation*	6,854
600	Sterling Financial Corporation, PA	15,612
300	Stewart Information Services Corporation	11,256
300	Suffolk Bancorp	9,909
200	Sun Communities, Inc.	7,160
200	Sunstone Hotel Investors, Inc.	4,290
4,480	SunTrust Banks, Inc.	322,874
500	Susquehanna Bancshares, Inc.	12,190
3,556	Synovus Financial Corporation	99,070
1,500	T. Rowe Price Group, Inc.	89,070
600	Tanger Factory Outlet Centers, Inc.	13,200
229	Tarragon Corporation*	4,624
500	Taubman Centers, Inc.	13,870
2,000	TCF Financial Corporation	54,300
1,705	TD Banknorth, Inc.*	53,264
400	Texas Capital Bancshares, Inc.*	8,400
462	Texas Regional Bancshares, Inc., Class A	13,911
1,146	Thornburg Mortgage, Inc.	32,134
121	Tompkins Trustco, Inc.	5,149
1,300	Torchmark Corporation	67,860
434	Toronto-Dominion Bank	17,946
200	Tower Group, Inc.	2,668

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Financials (continued)
200	Town & Country Trust	$5,290
400	Trammell Crow Company*	8,228
362	Transatlantic Holdings, Inc.	23,972
100	Triad Guaranty, Inc.*	5,261
500	Trizec Properties, Inc.	9,500
558	TrustCo Bank Corporation NY	6,411
700	Trustmark Corporation	20,300
400	Trustreet Properties, Inc.	6,156
200	U-Store-It Trust	3,480
22,609	U.S. Bancorp	651,591
400	U.S.I. Holdings Corporation*	4,712
900	UCBH Holdings, Inc.	35,910
300	UICI	7,275
205	UMB Financial Corporation	11,669
700	Umpqua Holdings Corporation	16,345
1,400	UnionBanCal Corporation	85,750
400	United Bankshares, Inc.	13,256
300	United Community Banks, Inc.	7,119
1,600	United Dominion Realty Trust, Inc.	33,392
200	United Fire & Casualty Company	6,766
100	United PanAm Financial Corporation*	2,039
900	United Tennessee Bankshares, Inc.	16,785
400	Unitrin, Inc.	18,160
300	Universal American Financial Corporation*	5,190
800	Unizan Financial Corporation	20,800
2,657	UnumProvident Corporation	45,222
914	Valley National Bancorp	23,563
900	Ventas, Inc.	22,464
1,500	Vornado Realty Trust	103,905
681	W Holding Company, Inc.	6,858
400	W.P. Carey & Company, LLC	12,148
19,174	Wachovia Corporation	976,148
1,050	Waddell & Reed Financial, Inc., Class A	20,727
300	Walter Industries, Inc.	12,765
1,133	Washington Federal, Inc.	26,410
10,590	Washington Mutual, Inc.	418,305
400	Washington Real Estate Investment Trust	11,500
100	Washington Trust Bancorp, Inc.	2,748
904	Webster Financial Corporation	41,051
875	Weingarten Realty Investors	30,196
20,395	Wells Fargo & Company	1,219,621
200	WesBanco, Inc.	5,502
100	Wesco Financial Corporation	38,498
300	West Coast Bancorp	7,140
400	Westamerica Bancorporation	20,708
300	Westcorp	12,675
300	WFS Financial, Inc.*	12,945
750	Whitney Holding Corporation	33,383
900	Wilmington Trust Corporation	31,590
200	Windrose Medical Properties	2,742
600	Wintrust Financial Corporation	28,254
600	World Acceptance Corporation*	15,312
750	WR Berkley Corporation	37,200
100	WSFS Financial Corporation	5,256
200	Yardville National Bancorp	6,524
300	Zenith National Insurance Corporation	15,558
1,000	Zions Bancorporation	69,020
200	Ziprealty, Inc.*	2,818
		33,552,081
	Health Care - 12.9%
200	Abaxis, Inc.*	1,770
18,900	Abbott Laboratories	881,118
1,500	Abgenix, Inc.*	10,500
200	Abiomed, Inc.	2,116
500	Accelrys, Inc.*	2,965
800	Accredo Health, Inc.*	35,528
200	Advanced Magnetics, Inc.*	1,756
400	Advanced Medical Optics, Inc.*	14,484
200	Advanced Neuromodulation Systems, Inc.*	5,362
3,600	Aetna, Inc.	269,820
800	Affymetrix, Inc.*	34,272
200	Alexion Pharmaceuticals, Inc.*	4,333
200	Align Technology, Inc.*	1,248
900	Alkermes, Inc.*	9,342
1,900	Allergan, Inc.	131,993
200	Alliance Imaging, Inc.*	1,910
500	Alpharma, Inc., Class A	6,160

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Health Care (continued)
200	Amedisys, Inc.*	$6,050
200	America Service Group, Inc.*	4,426
500	American Healthways, Inc.*	16,510
1,000	American Medical Systems Holdings, Inc.*	17,180
400	American Pharmaceutical Partners, Inc.*	20,696
500	American Retirement Corporation*	7,270
500	AMERIGROUP Corporation*	18,280
1,370	AmerisourceBergen Corporation	78,487
15,302	Amgen, Inc.*	890,729
200	Amsurg Corporation*	5,060
1,200	Amylin Pharmaceuticals, Inc.*	20,988
800	Analogic Corporation	34,600
800	Andrx Corporation*	18,136
200	Angiodynamics, Inc.*	3,660
200	Anika Therapeutics, Inc.*	2,560
100	Antigenics, Inc.*	670
2,400	Applera Corporation - Applied Biosystems Group	47,376
800	Applera Corporation - Celera Genomics Group*	8,200
900	Apria Healthcare Group, Inc.*	28,890
100	ARIAD Pharmaceuticals, Inc.*	560
100	Arqule, Inc.*	471
600	Array Biopharma, Inc.*	4,206
200	Arrow International, Inc.	6,870
200	Arthrocare Corporation*	5,700
200	Aspect Medical Systems, Inc.*	4,318
1,300	Bard (C.R.), Inc.	88,504
1,425	Barr Pharmaceuticals, Inc.*	69,583
200	Barrier Therapeutics, Inc.*	3,098
500	Bausch & Lomb, Inc.	36,650
7,663	Baxter International, Inc.	260,389
900	Beckman Coulter, Inc.	59,805
3,200	Becton, Dickinson & Company	186,944
1,100	Beverly Enterprises, Inc.*	13,618
300	Bio-Rad Laboratories, Inc., Class A*	14,613
4,055	Biogen Idec, Inc.*	139,938
400	BioLase Technology, Inc.*	3,400
400	Biomarin Pharmaceutical, Inc.*	2,060
3,050	Biomet, Inc.	110,715
200	Biosite, Inc.*	10,406
400	Bone Care International, Inc.*	10,376
7,270	Boston Scientific Corporation*	212,938
400	Bradley Pharmaceuticals, Inc.*	3,824
23,500	Bristol-Myers Squibb Company	598,310
200	Candela Corporation*	1,784
5,236	Cardinal Health, Inc.	292,169
5,528	Caremark Rx, Inc.*	219,904
2,000	Celgene Corporation*	68,100
500	Cell Therapeutics, Inc.*	1,795
800	Centene Corporation*	23,992
700	Cephalon, Inc.*	32,781
500	Cepheid, Inc.	4,835
500	Cerner Corporation*	26,255
644	Charles River Laboratories International, Inc.*	30,294
200	Chemed Corporation	15,296
1,246	Chiron Corporation*	43,685
200	Cholestech Corporation*	2,016
200	Closure Medical Corporation*	5,340
1,200	Community Health Systems, Inc.*	41,892
400	Conceptus, Inc.*	3,120
300	Conmed Corporation*	9,036
800	Connetics Corporation*	20,232
200	Conor Medsystems, Inc.*	3,258
755	Cooper Companies, Inc.	55,039
900	Covance, Inc.*	42,849
1,261	Coventry Health Care, Inc.*	85,925
300	Cross Country Healthcare, Inc.*	5,028
300	CTI Molecular Imaging, Inc.*	6,081
100	CuraGen Corporation*	416
400	Curative Health Services, Inc.*	1,360
200	Cutera, Inc.*	3,856
400	CV Therapeutics, Inc.*	8,144
200	Cyberonics, Inc.*	8,834
1,300	Cytyc Corporation*	29,913
500	Dade Behring Holdings, Inc.*	29,465

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Health Care (continued)
200	Datascope Corporation	$6,116
1,250	DaVita, Inc.*	52,312
100	Dendreon Corporation*	545
400	Dendrite International, Inc.*	5,616
850	Dentsply International, Inc.	46,248
180	Diagnostic Products Corporation	8,694
400	Dialysis Corporation of America*	8,164
200	Digene Corporation*	4,150
100	Discovery Laboratories, Inc.*	563
500	Diversa Corporation*	2,490
300	DJ Orthopedics, Inc.*	7,515
400	Dov Pharmaceutical, Inc.*	5,472
200	DUSA Pharmaceuticals, Inc.*	1,746
100	Dyax Corporation*	322
700	Edwards Lifesciences Corporation*	30,254
11,670	Eli Lilly & Company	608,007
800	Encysive Pharmaceuticals, Inc.*	8,176
800	Endo Pharmaceuticals Holdings, Inc.*	18,040
200	Eon Labs, Inc.*	6,048
400	EPIX Pharmaceuticals, Inc.*	2,800
100	Exactech, Inc.*	1,697
1,300	Exelixis, Inc.*	8,814
700	Express Scripts, Inc.*	61,033
300	Eyetech Pharmaceuticals, Inc.*	8,250
400	First Horizon Pharmaceutical Corporation*	6,752
1,372	Fisher Scientific International, Inc.*	78,094
200	Five Star Quality Care, Inc.*	1,688
4,400	Forest Laboratories, Inc.*	162,580
200	Foxhollow Technologies, Inc.*	5,640
800	Gen-Probe, Inc.*	35,648
300	Genencor International, Inc.*	5,769
5,700	Genentech, Inc.*	322,677
400	Genesis HealthCare Corporation*	17,156
2,855	Genzyme Corporation*	163,420
5,300	Gilead Sciences, Inc.*	189,740
200	GTx, Inc.*	1,820
3,870	Guidant Corporation	285,993
300	Haemonetics Corporation*	12,648
400	Hanger Orthopedic Group, Inc.*	2,380
4,800	HCA, Inc.	257,136
2,800	Health Management Associates, Inc., Class A	73,304
1,400	Health Net, Inc.*	45,794
200	HealthExtras, Inc.*	3,330
600	Healthtronics, Inc.*	6,456
1,200	Henry Schein, Inc.*	43,008
200	Hi-Tech Pharmacal Company, Inc.*	4,396
700	Hillenbrand Industries, Inc.	38,829
200	Hollis-Eden Pharmaceuticals, Inc.*	1,409
200	Hologic, Inc.*	6,375
1,740	Hospira, Inc.*	56,150
1,600	Human Genome Sciences, Inc.*	14,752
2,000	Humana, Inc.*	63,880
700	ICOS Corporation*	15,722
200	Idenix Pharmaceuticals, Inc.*	3,970
446	Idexx Laboratories, Inc.*	24,155
400	Illumina, Inc.*	3,232
1,000	ImClone Systems, Inc.*	34,500
200	Immtech International, Inc.*	2,484
537	Immucor, Inc.*	16,212
500	Impax Laboratories, Inc.*	8,000
2,800	IMS Health, Inc.	68,292
600	Inamed Corporation*	41,928
100	Incyte Corporation*	683
1,100	Inspire Pharmaceuticals, Inc.*	8,976
200	Integra LifeSciences Holdings Corporation*	7,044
450	Intermagnetics General Corporation*	10,953
200	Intralase Corporation*	3,348
400	Intuitive Surgical, Inc.*	18,188
300	Invacare Corporation	13,389
200	Inverness Medical Innovations, Inc.*	4,700
800	Invitrogen Corporation*	55,360
400	IRIS International, Inc.*	4,492
800	Ista Pharmaceuticals, Inc.*	7,904
2,650	IVAX Corporation*	52,390
35,860	Johnson & Johnson	2,408,358
500	Kindred Healthcare, Inc.*	17,550
500	Kinetic Concepts, Inc.*	29,825

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Health Care (continued)
2,174	King Pharmaceuticals, Inc.*	$18,066
200	Kos Pharmaceuticals, Inc.*	8,336
450	KV Pharmaceutical Company, Class A*	10,440
300	Kyphon, Inc.*	7,551
300	LabOne, Inc.*	10,344
1,600	Laboratory Corporation of America Holdings*	77,120
200	Laserscope*	6,348
200	LCA-Vision, Inc.	6,660
138	Lexicon Genetics, Inc.*	705
400	Lifecell Corporation*	3,560
200	Lifecore Biomedical, Inc.*	3,554
405	LifePoint Hospitals, Inc.*	17,755
400	Ligand Pharmaceuticals, Inc., Class B*	2,292
1,300	Lincare Holdings, Inc.*	57,499
200	Luminex Corporation*	1,506
600	Magellan Health Services, Inc.*	20,430
300	Mannatech, Inc.	5,865
200	Mannkind Corporation*	2,846
1,200	Manor Care, Inc.	43,632
300	Martek Biosciences Corporation*	17,457
200	Matrixx Initiatives, Inc.*	2,258
500	Maxygen, Inc.*	4,290
3,600	McKesson Corporation	135,900
1,400	Medarex, Inc.*	9,982
200	Medcath Corporation*	5,860
3,207	Medco Health Solutions, Inc.*	158,971
1,000	Medicines Company*	22,660
600	Medicis Pharmaceutical Corporation, Class A	17,988
400	Medicore, Inc.*	4,700
3,055	MedImmune, Inc.*	72,740
14,668	Medtronic, Inc.	747,335
700	Mentor Corporation	22,470
26,833	Merck & Company, Inc.	868,584
200	Merge Technologies, Inc.*	3,510
200	Meridian Bioscience, Inc.	2,980
1,200	MGI Pharma, Inc.*	30,324
3,700	Millennium Pharmaceuticals, Inc.*	31,154
700	Millipore Corporation*	30,380
300	Molina Healthcare, Inc.*	13,827
2,500	Mylan Laboratories, Inc.	44,300
200	Myogen, Inc.*	1,578
400	Myriad Genetics, Inc.*	7,356
500	Nabi Biopharmaceuticals*	6,240
200	Nastech Pharmaceutical Company, Inc.*	1,976
200	Natural Health Trends Corporation*	2,654
200	Natus Medical, Inc.*	1,672
600	NBTY, Inc.*	15,054
500	NDCHealth Corporation	7,990
700	NeighborCare, Inc.*	20,475
1,000	Nektar Therapeutics*	13,940
200	NeoPharm, Inc.*	1,554
500	Neurocrine Biosciences, Inc.*	19,030
200	New River Pharmaceuticals, Inc.*	5,100
200	Nutraceutical International Corporation*	3,172
200	Nuvasive, Inc.*	2,584
300	Oakley, Inc.	3,846
1,200	Omnicare, Inc.	42,540
400	Onyx Pharmaceuticals, Inc.*	12,540
400	Option Care, Inc.	8,236
700	OSI Pharmaceuticals, Inc.*	28,938
600	Owens & Minor, Inc.	16,290
1,300	Pacificare Health Systems, Inc.*	73,996
200	Palomar Medical Technologies*	5,394
400	Par Pharmaceutical Companies, Inc.*	13,376
800	PAREXEL International Corporation*	18,800
1,600	Patterson Companies, Inc.*	79,920
300	Pediatrix Medical Group, Inc.*	20,577
1,417	PerkinElmer, Inc.	29,233
800	Perrigo Company	15,320
91,211	Pfizer, Inc.	2,396,113
500	Pharmaceutical Product Development, Inc.*	24,225
200	Pharmacyclics, Inc.*	1,606
200	Pharmion Corporation*	5,800
400	PolyMedica Corporation	12,704
200	Possis Medical, Inc.*	1,674
200	Prestige Brands Holdings, Inc.*	3,530
400	Priority Healthcare Corporation, Class B*	8,652
1,300	Protein Design Labs, Inc.*	20,787

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Health Care (continued)
550	Province Healthcare Company*	$13,249
600	PSS World Medical, Inc.*	6,822
400	Psychiatric Solutions, Inc.*	18,400
200	Q Med, Inc.*	2,200
1,000	Quest Diagnostics	105,130
400	Radiation Therapy Services, Inc.*	7,592
440	Regeneron Pharmaceuticals, Inc.*	2,248
990	Renal Care Group, Inc.*	37,561
500	Renovis, Inc.*	4,035
200	Res-Care, Inc.*	2,502
300	Resmed, Inc.*	16,920
400	Respironics, Inc.*	23,308
400	Rigel Pharmaceuticals, Inc.*	6,416
600	Salix Pharmaceuticals, Ltd.*	9,894
100	Santarus, Inc.*	486
17,900	Schering-Plough Corporation	324,885
1,300	Sepracor, Inc.*	74,633
400	Serologicals Corporation*	9,776
200	SFBC International, Inc.*	7,048
200	Sierra Health Services, Inc.*	12,768
4,400	St. Jude Medical, Inc.*	158,400
800	Steris Corporation*	20,200
3,320	Stryker Corporation	148,105
200	Sunrise Senior Living, Inc.*	9,720
200	SurModics, Inc.*	6,382
599	Sybron Dental Specialties, Inc.*	21,504
200	Symbion, Inc.*	4,274
200	Symmetry Medical, Inc.*	3,804
200	Tanox, Inc.*	1,920
700	Techne Corporation*	28,126
700	Telik, Inc.*	10,556
5,526	Tenet Healthcare Corporation*	63,715
200	Tercica, Inc.*	1,526
600	Theravance, Inc.*	10,950
2,465	Thermo Electron Corporation*	62,340
450	Third Wave Technologies, Inc.*	2,592
700	Thoratec Corporation*	8,554
400	Transkaryotic Therapies, Inc.*	9,986
805	Triad Hospitals, Inc.*	40,331
400	Trimeris, Inc.*	4,504
200	Tripath Imaging, Inc.*	1,408
300	United Surgical Partners International, Inc.*	13,731
200	United Therapeutics Corporation*	9,139
7,966	UnitedHealth Group, Inc.	759,797
900	Universal Health Services, Inc., Class B	47,160
200	USANA Health Sciences, Inc.*	9,460
1,100	Valeant Pharmaceuticals International	24,772
1,700	Varian Medical Systems, Inc.*	58,276
500	Varian, Inc.*	18,945
300	Vaso Active Pharmaceuticals, Inc., Class A*	188
800	VCA Antech, Inc.*	16,184
400	Ventana Medical Systems, Inc.*	14,984
700	Vertex Pharmaceuticals, Inc.*	6,552
400	Viacell, Inc.*	3,016
299	Viasys Healthcare, Inc.*	5,705
500	Vicuron Pharmaceuticals, Inc.*	7,880
200	Vistacare, Inc., Class A*	4,094
600	Visx, Inc.*	14,064
200	Vital Signs, Inc.	7,978
200	Vnus Medical Technologies*	2,316
1,600	Waters Corporation*	57,264
1,500	Watson Pharmaceuticals, Inc.*	46,095
200	Wellcare Health Plans, Inc.*	6,092
300	WellChoice, Inc.*	15,993
3,568	WellPoint, Inc.*	447,249
200	West Pharmaceutical Services, Inc.	4,780
300	Wright Medical Group, Inc.*	7,200
16,100	Wyeth	679,098
2,900	Zimmer Holdings, Inc.*	225,649
200	Zoll Medical Corporation*	4,506
600	Zymogenetics, Inc.*	9,156
		20,624,730
	Industrials - 11.5%
8,600	3M Company	736,934
600	A.S.V., Inc.*	23,787
200	AAR Corporation*	2,720
400	ABM Industries, Inc.	7,692
200	Acme United Corporation	2,800

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Industrials (continued)
200	Actrade Financial Technologies, Ltd.*#	$0
220	Actuant Corporation, Class A*	9,882
500	Acuity Brands, Inc.	13,500
1,100	Adesa, Inc.	25,696
800	Administaff, Inc.	11,680
200	Advance America Cash Advance Centers, Inc.	3,096
200	Advisory Board Company*	8,740
1,000	AGCO Corporation*	18,250
800	AirTran Holdings, Inc.*	7,240
200	Alaska Air Group, Inc.*	5,888
300	Albany International Corporation, Class A	9,264
800	Albany Molecular Research, Inc.*	8,224
500	Alexander & Baldwin, Inc.	20,600
437	Alliant Techsystems, Inc.*	31,224
1,800	Allied Waste Industries, Inc.*	13,158
600	Amerco, Inc.*	27,780
300	America West Holdings Corporation, Class B*	1,629
1,000	American Axle & Manufacturing Holdings, Inc.	24,500
2,200	American Power Conversion Corporation	57,442
2,400	American Standard Companies, Inc.*	111,552
900	Ametek, Inc.	36,225
200	AMN Healthcare Services, Inc.*	3,182
1,800	AMR Corporation*	19,260
200	Angelica Corporation	5,600
1,925	Apollo Group, Inc., Class A*	142,565
200	Applied Films Corporation*	4,624
300	Applied Industrial Technologies, Inc.	8,160
400	Applied Signal Technology, Inc.	9,160
1,200	Aramark Corporation, Class B	31,536
200	Arkansas Best Corporation	7,556
600	Armor Holdings, Inc.*	22,254
800	Artesyn Technologies, Inc.*	6,968
400	Astec Industries, Inc.*	8,820
400	At Road, Inc.*	1,640
1,400	Avery Dennison Corporation	86,702
200	Aviall, Inc.*	5,600
200	Baldor Electric Company	5,162
300	Banta Corporation	12,840
300	Barnes Group, Inc.	8,151
200	Barrett Business Services, Inc.*	4,388
500	BE Aerospace, Inc.*	6,000
200	Beacon Roofing Supply, Inc.*	4,377
2,000	BearingPoint, Inc.*	17,540
200	Bluelinx Holdings, Inc.	2,702
9,000	Boeing Company	526,140
300	Bowne & Company, Inc.	4,512
400	Brady Corporation, Class A	12,940
600	Briggs & Stratton Corporation	21,846
200	Bright Horizons Family Solutions, Inc.*	6,748
900	Brink's Company	31,140
200	Bucyrus International, Inc., Class A*	7,812
4,590	Burlington Northern Santa Fe Corporation	247,539
200	Bush Industries, Inc., Escrow#†	0
400	C&D Technologies, Inc.	4,020
1,100	C.H. Robinson Worldwide, Inc.	56,683
1,500	Career Education Corporation*	51,390
300	Carlisle Companies, Inc.	20,931
300	Cascade Corporation	10,500
200	Casella Waste Systems, Inc., Class A*	2,646
4,200	Caterpillar, Inc.	384,048
400	CDI Corporation	8,852
400	Celadon Group, Inc.*	7,420
12,677	Cendant Corporation	260,386
200	Central European Distribution Corporation*	6,658
300	Central Parking Corporation	5,154
300	Ceradyne, Inc.*	6,711
157	Charles River Associates, Inc.*	7,748
300	Cherokee International Corporation*	2,097
1,086	ChoicePoint, Inc.*	43,559
1,582	Cintas Corporation	65,352
200	Clarcor, Inc.	10,392
400	Clark, Inc.	6,192
400	Clean Harbors, Inc.*	7,336

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Industrials (continued)
500	CNF, Inc.	$23,395
400	Coinstar, Inc.*	8,480
200	Collectors Universe*	3,832
400	Columbus McKinnon Corporation*	5,448
200	Competitive Technologies, Inc.*	2,796
200	Compx International, Inc.	3,396
700	Continental Airlines, Inc., Class B*	8,428
1,300	Cooper Industries, Ltd., Class A	92,976
650	Copart, Inc.*	15,314
1,000	Corinthian Colleges, Inc.*	15,720
200	Cornell Companies, Inc.*	2,520
400	Corporate Executive Board Company	25,580
398	Corrections Corporation of America*	15,363
200	CorVel Corporation*	4,264
200	CoStar Group, Inc.*	7,370
200	Covenant Transport, Inc., Class A*	3,520
600	Crane Company	17,274
2,600	CSX Corporation	108,290
200	Cubic Corporation	3,788
400	Cummins, Inc.	28,140
100	CUNO, Inc.*	5,139
200	Curtiss-Wright Corporation	11,400
3,018	Danaher Corporation	161,191
3,100	Deere & Company	208,103
100	Delta Air Lines, Inc.*	405
800	Deluxe Corporation	31,888
700	DeVry, Inc.*	13,244
200	DiamondCluster International, Inc.*	3,220
200	Dixie Group, Inc.*	3,164
200	Dollar Financial Corporation*	2,376
200	Dollar Thrifty Automotive Group, Inc.*	6,556
900	Donaldson Company, Inc.	29,052
2,600	Dover Corporation	98,254
200	DRS Technologies, Inc.*	8,500
950	Dun & Bradstreet Corporation*	58,377
400	Dura Automotive Systems, Inc., Class A*	1,928
400	Dycom Industries, Inc.*	9,196
200	Dynamic Materials Corporation*	7,044
1,900	Eaton Corporation	124,260
500	EDO Corporation	15,025
200	Educate, Inc.*	2,774
600	Education Management Corporation*	16,770
1,100	EGL, Inc.*	25,080
200	EMCOR Group, Inc.*	9,364
5,100	Emerson Electric Company	331,143
200	Encore Wire Corporation*	2,040
400	Energy Conversion Devices, Inc.*	9,092
500	EnerSys*	6,550
200	Engineered Support Systems, Inc.	10,704
229	EnPro Industries, Inc.*	6,297
1,800	Equifax, Inc.	55,242
200	ESCO Technologies, Inc.*	16,070
200	Esterline Technologies Corporation*	6,910
200	Euronet Worldwide, Inc.*	5,710
200	Exide Technologies*	2,580
1,200	Expeditors International Washington, Inc.	64,260
200	Exponent, Inc.*	4,778
700	ExpressJet Holdings, Inc.*	7,987
700	Fastenal Company	38,717
500	Federal Signal Corporation	7,585
3,432	FedEx Corporation	322,436
200	Flanders Corporation*	2,256
200	Florida East Coast Industries, Inc.	8,496
600	Flowserve Corporation*	15,522
1,100	Fluor Corporation	60,973
21,335	Ford Motor Company	241,726
200	Forrester Research, Inc.*	2,816
350	Forward Air Corporation	14,903
600	Forward Industries, Inc.*	7,794
700	Frontier Airlines, Inc.*	7,336
200	Frozen Food Express Industries, Inc.*	2,304
450	FTI Consulting, Inc.*	9,288
200	G&K Services, Inc., Class A	8,058
300	Gardner Denver, Inc.*	11,853
200	Gehl Company*	5,342
500	GenCorp, Inc.	10,000
500	General Cable Corporation*	6,035
2,020	General Dynamics Corporation	216,241

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Industrials (continued)
127,946	General Electric Company	$4,613,733
400	General Maritime Corporation*	19,376
5,570	General Motors Corporation	163,702
600	Genesee & Wyoming, Inc., Class A*	15,546
200	Gentek, Inc.*	3,299
500	Gevity HR, Inc.	9,560
500	Global Power Equipment Group, Inc.*	4,790
1,400	Goodrich Corporation	53,606
2,200	Goodyear Tire & Rubber Company*	29,370
987	Graco, Inc.	39,835
350	Granite Construction, Inc.	9,194
200	Greenbrier Companies, Inc.	7,018
200	Greg Manning Auctions, Inc.*	2,014
520	Griffon Corporation*	11,133
2,080	H&R Block, Inc.	105,206
300	Handleman Company	5,688
300	Harland (John H.) Company	10,308
400	Harsco Corporation	23,844
200	Hawaiian Holdings, Inc.*	1,308
700	Healthcare Services Group, Inc.	16,975
550	Heartland Express, Inc.	10,532
142	Heico Corporation, Class A	2,254
200	Heidrick & Struggles International, Inc.*	7,354
400	Helen of Troy, Ltd.*	10,952
200	Herley Industries, Inc.*	3,422
900	Herman Miller, Inc.	27,108
420	Hewitt Associates, Inc., Class A*	11,172
600	Hexcel Corporation*	9,306
600	HNI Corporation	26,970
9,475	Honeywell International, Inc.	352,565
400	Hub Group, Inc., Class A*	25,068
600	Hubbell, Inc., Class B	30,660
800	Hughes Supply, Inc.	23,800
200	Hurco Companies, Inc.*	2,790
200	Huron Consulting Group, Inc.*	4,142
550	IDEX Corporation	22,193
900	IKON Office Solutions, Inc.	8,901
3,133	Illinois Tool Works, Inc.	280,497
200	Imagistics International, Inc.*	6,986
400	Infrasource Services, Inc.*	4,800
2,100	Ingersoll-Rand Company, Class A	167,265
1,500	Ingram Micro, Inc., Class A*	25,005
200	Innovative Solutions & Support, Inc.*	6,350
200	Insurance Auto Auctions, Inc.*	5,570
1,300	Interactive Data Corporation*	26,975
200	Interline Brands, Inc.*	3,822
200	Intersections, Inc.*	2,910
1,550	Iron Mountain, Inc.*	44,702
500	ITT Educational Services, Inc.*	24,250
1,300	ITT Industries, Inc.	117,312
800	J.B. Hunt Transport Services, Inc.	35,016
600	Jacobs Engineering Group, Inc.*	31,152
800	Jacuzzi Brands, Inc.*	7,808
1,200	JetBlue Airways Corporation*	22,848
500	JLG Industries, Inc.	10,775
1,000	Joy Global, Inc.	35,060
323	Kansas City Southern*	6,221
600	Kaydon Corporation	18,840
400	Kelly Services, Inc., Class A	11,516
200	Kendle International, Inc.*	2,300
300	Kennametal, Inc.	14,247
400	Kirby Corporation*	16,812
275	Knight Transportation, Inc.	6,784
200	Knoll, Inc.	3,336
400	Korn/Ferry International*	7,612
14,500	Kreisler Manufacturing Corporation*	74,240
1,300	L-3 Communications Holdings, Inc.	92,326
400	Labor Ready, Inc.*	7,460
900	Laidlaw International, Inc.*	18,720
600	Landstar System, Inc.*	19,650
700	Laureate Education, Inc.*	29,953
200	Learning-Tree International, Inc.*	2,882
300	LECG Corporation*	5,880
700	Lennox International, Inc.	15,344
400	Lindsay Manufacturing Company	7,632
4,300	Lockheed Martin Corporation	262,558
200	LSI Industries, Inc.*	2,246

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Industrials (continued)
200	Lydall, Inc.*	$2,220
200	Macquarie Infrastucture Company*	5,600
500	MagneTek, Inc.*	2,665
250	Manitowoc Company, Inc.	10,098
1,303	Manpower, Inc.	56,707
200	Marten Transport, Ltd.*	4,266
5,300	Masco Corporation	183,751
300	Matthews International Corporation, Class A	9,828
200	McGrath Rentcorp	4,676
400	Medis Technologies, Ltd.*	5,736
400	MedQuist, Inc.*	5,300
900	Mesa Air Group, Inc.*	6,300
200	Michael Baker Corporation*	4,410
200	Middleby Corporation*	9,880
310	Mine Safety Appliances Company	12,009
600	Mobile Mini, Inc.*	24,246
300	Moog, Inc., Class A*	13,560
200	MTC Technologies, Inc.*	6,500
700	Mueller Industries, Inc.	19,705
200	NACCO Industries, Inc., Class A	20,388
500	Nalco Holding Company*	9,415
800	Navarre Corporation*	6,360
600	Navigant Consulting, Inc.*	16,338
1,100	Navistar International Corporation*	40,040
515	NCO Group, Inc.*	10,068
200	Noble International, Ltd.	4,532
200	Nordson Corporation	7,364
4,900	Norfolk Southern Corporation	181,545
4,300	Northrop Grumman Corporation	232,114
100	Northwest Airlines Corporation*	669
200	Northwest Pipe Company*	4,938
200	NS Group, Inc.*	6,282
500	Nuco2, Inc.*	13,150
225	Old Dominion Freight Line*	7,009
1,000	OMI Corporation	19,150
200	On Assignment, Inc.*	1,020
1,200	Orbital Sciences Corporation*	11,616
300	Oshkosh Truck Corporation	24,597
200	Overnite Corporation	6,398
2,025	Paccar, Inc.	146,590
300	Pacer International, Inc.*	7,167
1,600	Pall Corporation	43,392
400	Park-Ohio Holdings Corporation*	7,496
1,729	Parker-Hannifin Corporation	105,331
400	PDI, Inc.*	8,200
200	Penn Engineering & Manufacturing Corporation	3,610
1,300	Pentair, Inc.	50,700
200	PeopleSupport, Inc.*	1,760
600	Perini Corporation*	8,274
573	PHH Corporation	12,532
500	Pinnacle Airlines Corporation*	5,310
2,800	Pitney Bowes, Inc.	126,336
500	Power-One, Inc.*	2,430
200	PRA International*	5,386
700	Precision Castparts Corporation	53,907
500	Presstek, Inc.*	3,860
200	PRG-Schultz International, Inc.*	1,002
100	Princeton Review, Inc.*	551
200	Providence Service Corporation*	4,651
200	QC Holdings, Inc.*	3,006
700	Quality Distribution, Inc.*	7,595
800	Quanta Services, Inc.*	6,104
100	Quipp, Inc.*	1,200
400	RailAmerica, Inc.*	4,992
400	Raven Industries, Inc.	8,168
5,400	Raytheon Company	208,980
200	Regal-Beloit Corporation	5,758
200	Republic Airways Holdings, Inc.*	2,500
2,000	Republic Services, Inc.	66,960
1,000	Resources Connection, Inc.*	20,930
200	Robbins & Myers, Inc.	4,402
2,300	Robert Half International, Inc.	62,008
2,300	Rockwell Automation, Inc.	130,272
1,900	Rockwell Collins, Inc.	90,421
600	Rollins, Inc.	11,160
600	Roper Industries, Inc.	39,300
800	Ryder System, Inc.	33,360
500	Sauer-Danfoss, Inc.	11,315
200	School Specialty, Inc.*	7,832
300	SCS Transportation, Inc.*	5,577
200	Seabulk International Corporation*	4,158
200	Senomyx, Inc.*	2,382

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Industrials (continued)
200	Sequa Corporation, Class A*	$10,370
3,100	Service Corporation International*	23,188
800	ServiceMaster Company	10,800
700	Shaw Group, Inc.*	15,260
400	Simpson Manufacturing Company, Inc.	12,360
400	Sirva, Inc.*	2,844
800	SkyWest, Inc.	14,872
200	Smith (A.O.) Corporation	5,774
453	Sotheby's Holdings, Inc., Class A*	7,683
400	Sourcecorp, Inc.*	8,056
8,593	Southwest Airlines Company	122,364
700	Spherion Corporation*	5,243
934	SPX Corporation	40,424
200	Standard Register Company	2,490
500	Steelcase, Inc., Class A	6,900
500	Stericycle, Inc.*	22,100
400	Stewart & Stevenson Services, Inc.	9,156
100	Stewart Enterprises, Inc., Class A*	615
100	Strayer Education, Inc.	11,332
200	Sun Hydraulics Corporation	6,012
820	Swift Transportation Company, Inc.*	18,155
200	Tecumseh Products Company, Class A	7,922
300	Teledyne Technologies, Inc.*	9,390
400	Teleflex, Inc.	20,472
400	TeleTech Holdings, Inc.*	5,168
600	Terex Corporation*	25,980
543	Tetra Tech, Inc.*	6,853
1,400	Textron, Inc.	104,468
1,100	Thomas & Betts Corporation*	35,530
200	Thomas Industries, Inc.	7,928
800	Timken Company	21,872
200	Titan International, Inc.	2,874
200	TNS, Inc.*	3,590
300	Toro Company	26,550
200	TRC Companies, Inc.*	2,940
500	Tredegar Corporation	8,430
800	Trinity Industries, Inc.	22,536
200	Triumph Group, Inc.*	7,788
200	Turbochef Technologies, Inc.*	2,978
500	U.S. Concrete, Inc.*	3,135
400	U.S. Xpress Enterprises, Inc., Class A*	6,540
500	Ultralife Batteries, Inc.*	8,560
3,200	Union Pacific Corporation	223,040
500	United Defense Industries, Inc.*	36,710
200	United Industrial Corporation	5,924
7,000	United Parcel Service, Inc., Class B	509,180
800	United Rentals, Inc.*	16,168
300	United Stationers, Inc.*	13,575
5,647	United Technologies Corporation	574,074
200	Universal Display Corporation*	1,398
200	Universal Forest Products, Inc.	7,770
100	Universal Technical Institute, Inc.*	3,680
200	Universal Truckload Services, Inc.*	4,220
700	UNOVA, Inc.*	14,455
600	URS Corporation*	17,250
200	US Shipping Partners, LP*	5,094
400	USA Truck, Inc.*	9,180
300	USF Corporation	14,478
200	Valmont Industries, Inc.	4,464
800	Vertrue, Inc.*	28,352
200	Viad Corporation	5,380
200	Vicor Corporation	2,088
200	Volt Information Sciences, Inc.*	4,830
1,200	W.W. Grainger, Inc.	74,724
200	Wabash National Corporation	4,880
650	Waste Connections, Inc.*	22,588
7,100	Waste Management, Inc.	204,835
300	Watsco, Inc.	12,630
500	Watson Wyatt & Company Holdings	13,600
300	Watts Water Technologies, Inc., Class A	9,783
550	Werner Enterprises, Inc.	10,687
200	WESCO International, Inc.*	5,600
400	Westinghouse Air Brake Technologies Corporation	8,196
400	World Air Holdings, Inc.*	2,752
400	Wright Express Corporation*	6,840

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Industrials (continued)
400	Yellow Roadway Corporation*	$23,416
400	York International Corporation	15,672
		18,420,976
	Information Technology - 14.9%
200	3Com Corporation*	712
200	3D Systems Corporation*	3,774
200	Actel Corporation*	3,076
2,133	Activision, Inc.*	31,573
1,100	Acxiom Corporation	23,023
100	Adaptec, Inc.*	479
230	ADC Telecommunications, Inc.*	458
200	ADE Corporation*	4,440
2,800	Adobe Systems, Inc.	188,076
1,200	Adtran, Inc.	21,168
500	Advanced Digital Information Corporation*	4,100
400	Advanced Energy Industries, Inc.*	3,868
4,200	Advanced Micro Devices, Inc.*	67,704
400	Advent Software, Inc.*	7,272
600	Aeroflex, Inc.*	5,598
1,400	Affiliated Computer Services, Inc., Class A*	74,536
11,407	Agere Systems, Inc., Class A*	16,312
500	Agile Software Corporation*	3,640
5,446	Agilent Technologies, Inc.*	120,901
700	Agilysys, Inc.	13,762
1,359	Akamai Technologies, Inc.*	17,300
500	Alliance Data Systems Corporation*	20,200
600	Allscripts Healthcare Solutions, Inc.*	8,580
4,400	Altera Corporation*	87,032
200	Altiris, Inc.*	4,770
3,600	Amazon.com, Inc.*	123,372
200	American Reprographics Company*	2,870
200	American Science and Engineering, Inc.*	8,942
1,100	Amis Holdings, Inc.*	12,419
800	Amkor Technology, Inc.*	3,088
1,000	Amphenol Corporation, Class A*	37,040
200	AMX Corporation*	4,490
4,500	Analog Devices, Inc.	162,630
1,300	Andrew Corporation*	15,223
400	Anixter International, Inc.*	14,460
200	Ansoft Corporation*	5,396
800	Ansys, Inc.*	27,368
300	Anteon International Corporation*	11,679
9,800	Apple Computer, Inc.*	408,366
20,558	Applied Materials, Inc.*	334,067
200	Aptimus, Inc.*	3,692
1,000	aQuantive, Inc.*	11,070
200	Arbinet Holdings, Inc.*	3,810
891	Ariba, Inc.*	6,914
1,900	Arrow Electronics, Inc.*	48,165
650	Ascential Software Corporation*	12,045
600	Ask Jeeves, Inc.*	16,848
200	Aspen Technology, Inc.*	1,136
100	Atmel Corporation*	295
400	ATMI, Inc.*	10,016
200	Audiovox Corporation, Class A*	2,548
700	August Technology Corporation*	8,204
2,800	Autodesk, Inc.	83,328
7,200	Automatic Data Processing, Inc.	323,640
5,090	Avaya, Inc.*	59,451
600	Avid Technology, Inc.*	32,472
1,400	Avnet, Inc.*	25,788
600	Avocent Corporation*	15,396
300	AVX Corporation	3,675
989	Axcelis Technologies, Inc.*	7,220
200	Axsys Technologies, Inc.*	4,492
4,700	BEA Systems, Inc.*	37,459
200	BEI Technologies, Inc.	4,794
200	Bel Fuse, Inc., Class B	6,060
500	Belden CDT, Inc.	11,105
400	Bell Microproducts, Inc.*	2,992
800	Benchmark Electronics, Inc.*	25,464
1,100	BISYS Group, Inc.*	17,248
200	Black Box Corporation	7,482
200	Blackbaud, Inc.	2,520
400	Blackboard, Inc.*	6,976
200	Blue Nile, Inc.	5,530
2,467	BMC Software, Inc.*	37,005
700	Borland Software Corporation*	5,684
200	Bottomline Technologies, Inc.*	2,610

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Information Technology (continued)
3,110	Broadcom Corporation, Class A*	$93,051
2,000	Brocade Communications Systems, Inc.*	11,840
356	Brooks Automation, Inc.*	5,404
200	Brooktrout, Inc.*	2,250
400	Cabot Microelectronics Corporation*	12,552
300	CACI International, Inc., Class A*	16,569
2,777	Cadence Design Systems, Inc.*	41,516
200	Catapult Communications Corporation*	4,270
1,000	CCC Information Services Group, Inc.*	22,850
680	CDW Corporation	38,542
1,800	Ceridian Corporation*	30,690
1,050	Certegy, Inc.	36,351
700	CheckFree Corporation*	28,532
500	Checkpoint Systems, Inc.*	8,440
400	Ciber, Inc.*	2,908
481	Ciena Corporation*	827
500	Cirrus Logic, Inc.*	2,260
79,673	Cisco Systems, Inc.*	1,425,350
2,000	Citrix Systems, Inc.*	47,640
200	Click Commerce, Inc.*	2,854
337	CNET Networks, Inc.*	3,181
400	Cogent, Inc.*	10,072
500	Cognex Corporation	12,440
1,600	Cognizant Technology Solutions Corporation, Class A*	73,920
600	Coherent, Inc.*	20,256
500	Cohu, Inc.	7,975
600	CommScope, Inc.*	8,976
5,572	Computer Associates International, Inc.	151,001
200	Computer Programs and Systems, Inc.	5,616
2,280	Computer Sciences Corporation*	104,538
4,100	Compuware Corporation*	29,520
200	Comtech Telecommunications Corporation*	10,420
2,231	Comverse Technology, Inc.*	56,266
200	Concord Communications, Inc.*	2,024
500	Concur Technologies, Inc.*	4,060
900	Convergys Corporation*	13,437
16,919	Corning, Inc.*	188,308
500	Covansys Corporation*	7,458
1,100	Credence Systems Corporation*	8,701
900	Cree, Inc.*	19,575
600	CSG Systems International, Inc.*	9,774
200	CTS Corporation	2,600
900	Cymer, Inc.*	24,093
1,600	Cypress Semiconductor Corporation*	20,160
200	Daktronics, Inc.*	4,330
200	DataTRAK International, Inc.*	3,360
26,400	Dell, Inc.*	1,014,288
900	Diebold, Inc.	49,365
200	DIGI International, Inc.*	2,744
200	Digital Insight Corporation*	3,280
700	Digital River, Inc.*	21,812
900	Digitas, Inc.*	9,090
200	Diodes, Inc.*	5,426
400	Dionex Corporation*	21,800
200	Dolby Laboratories, Inc., Class A*	4,700
138	DoubleClick, Inc.*	1,063
300	DSP Group, Inc.*	7,728
700	DST Systems, Inc.*	32,326
200	DuPont Photomasks, Inc.*	5,334
1,671	Earthlink, Inc.*	15,039
500	Echelon Corporation*	3,420
500	Eclipsys Corporation*	7,740
400	eCollege.com, Inc.*	5,176
530	eFunds Corporation*	11,830
200	Electro Scientific Industries, Inc.*	3,878
3,500	Electronic Arts, Inc.*	181,230
5,800	Electronic Data Systems Corporation	119,886
500	Electronics for Imaging, Inc.*	8,920
200	Emageon, Inc.*	3,592
200	Embarcadero Technologies, Inc.*	1,318
29,329	EMC Corporation*	361,333
1,000	Emulex Corporation*	18,840
900	Entegris, Inc.*	8,901
500	Epicor Software Corporation*	6,550
200	EPIQ Systems, Inc.*	2,596

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Information Technology (continued)
200	Equinix, Inc.*	$8,468
500	eResearch Technology, Inc.*	5,890
500	Exar Corporation*	6,700
200	Excel Technology, Inc.*	4,916
400	F5 Networks, Inc.*	20,196
800	FactSet Research Systems, Inc.	26,408
1,044	Fair Isaac Corporation	35,955
1,500	Fairchild Semiconductor International, Inc.*	22,995
300	FalconStor Software, Inc.	1,791
200	Fargo Electronics*	2,934
200	Faro Technologies, Inc.*	4,708
400	FEI Company*	9,260
500	Filenet Corporation*	11,390
10,379	First Data Corporation	407,998
2,428	Fiserv, Inc.*	96,634
800	Flir Systems, Inc.*	24,240
400	Formfactor, Inc.*	9,056
4,851	Freescale Semiconductor, Inc., Class B*	83,680
500	Gartner, Inc., Class A*	4,785
1,600	Gateway, Inc.*	6,448
600	Genesis Microchip, Inc.*	8,670
400	Gerber Scientific, Inc.*	2,912
400	Global Imaging Systems, Inc.*	14,184
700	Global Payments, Inc.	45,143
1,100	Google, Inc., Class A*	198,561
200	GrafTech International, Ltd.*	1,138
200	GSI Commerce, Inc.*	2,706
400	Gurunet Corporation*	7,512
900	Harmonic, Inc.*	8,604
2,000	Harris Corporation	65,300
1,400	Henry (Jack) & Associates, Inc.	25,186
35,277	Hewlett-Packard Company	773,977
400	Hutchinson Technology, Inc.*	13,912
700	Hyperion Solutions Corporation*	30,877
6,120	IAC/InterActiveCorp*	136,292
300	Identix, Inc.*	1,515
300	IDX Systems Corporation*	10,419
200	II-VI, Inc.*	3,488
600	Imation Corporation	20,850
200	Imergent, Inc.*	1,962
200	IMPAC Medical Systems, Inc.*	4,756
800	Informatica Corporation*	6,616
210	InfoSpace, Inc.*	8,574
500	infoUSA, Inc.*	5,255
200	Inphonic, Inc.*	4,543
1,200	Integrated Circuit Systems, Inc.*	22,944
1,200	Integrated Device Technology, Inc.*	14,436
76,616	Intel Corporation	1,779,790
500	Inter-Tel, Inc.	12,250
7,900	Interchange Corporation*	80,067
400	Intergraph Corporation*	11,524
20,070	International Business Machines Corporation	1,833,997
200	International Displayworks, Inc.*	1,906
800	International Rectifier Corporation*	36,400
400	Internet Security Systems, Inc.*	7,320
1,800	Intersil Corporation, Class A	31,176
200	InterVoice, Inc.*	2,246
900	Interwoven, Inc.*	7,011
400	Intrado, Inc.*	4,920
2,300	Intuit, Inc.*	100,671
600	Ionatron, Inc.*	4,986
600	Itron, Inc.*	17,784
400	iVillage, Inc.*	2,436
400	IXYS Corporation*	4,576
200	j2 Global Communications, Inc.*	6,862
2,300	Jabil Circuit, Inc.*	65,596
10,430	JDS Uniphase Corporation*	17,418
600	Jupitermedia Corporation*	9,306
800	Kanbay International, Inc.*	16,368
400	Keane, Inc.*	5,212
200	Keithley Instruments, Inc.	3,226
900	Kemet Corporation*	6,975
200	Keynote Systems, Inc.*	2,374
2,300	KLA-Tencor Corporation*	105,823
1,000	Komag, Inc.*	22,350
450	Kronos, Inc.*	23,000
200	Kulicke & Soffa Industries, Inc.*	1,258
1,600	Lam Research Corporation*	46,176
100	Lattice Semiconductor Corporation*	537
300	Lawson Software, Inc.*	1,770
200	Lecroy Corporation*	3,426

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Information Technology (continued)
1,800	Lexmark International, Inc., Class A*	$143,946
3,800	Linear Technology Corporation	145,578
200	Littelfuse, Inc.*	5,730
200	LoJack Corporation*	2,754
200	Lowrance Electronics, Inc.	4,862
3,490	LSI Logic Corporation*	19,509
300	LTX Corporation*	1,332
40,886	Lucent Technologies, Inc.*	112,437
840	Macromedia, Inc.*	28,140
1,000	Macrovision Corporation*	22,790
500	Magma Design Automation, Inc.*	5,935
200	Majesco Holdings, Inc.*	2,316
400	Manhattan Associates, Inc.*	8,148
300	Mantech International Corporation, Class A*	6,921
900	Mattson Technology, Inc.*	7,146
3,890	Maxim Integrated Products, Inc.	158,984
300	MAXIMUS, Inc.	10,047
980	Maxtor Corporation*	5,214
1,900	McAfee, Inc.*	42,864
147	McData Corporation, Class A*	554
200	Measurement Specialties, Inc.*	4,600
1,700	MEMC Electronic Materials, Inc.*	22,865
1,000	Mentor Graphics Corporation*	13,700
200	Mercury Computer Systems, Inc.*	5,516
1,100	Mercury Interactive Corporation*	52,118
400	Merix Corporation*	4,484
200	Methode Electronics, Inc.	2,422
200	Metrologic Instruments, Inc.*	4,496
1,200	Micrel, Inc.*	11,064
2,512	Microchip Technology, Inc.	65,337
500	Micromuse, Inc.*	2,265
7,500	Micron Technology, Inc.*	77,550
600	Micros Systems, Inc.*	22,026
900	Microsemi Corporation*	14,661
117,190	Microsoft Corporation	2,832,482
100	MicroStrategy, Inc., Class A*	5,427
500	Midway Games, Inc.*	5,130
800	MIPS Technologies, Inc.*	9,200
500	MKS Instruments, Inc.*	7,940
200	Mobility Electronics, Inc.*	1,398
200	Moldflow Corporation*	3,198
1,625	Molex, Inc.	42,835
400	Monolithic System Technology, Inc.*	2,340
1,300	Monster Worldwide, Inc.*	36,465
200	Motive, Inc.*	2,000
28,541	Motorola, Inc.	427,259
700	MPS Group, Inc.*	7,357
400	MRO Software, Inc.*	5,612
200	MTS Systems Corporation	5,806
200	Multi-Fineline Electronix, Inc.*	3,530
638	Mykrolis Corporation*	9,123
200	Nanometrics, Inc.*	2,354
525	National Instruments Corporation	14,201
4,300	National Semiconductor Corporation	88,623
600	NAVTEQ Corporation*	26,010
2,600	NCR Corporation*	87,724
200	Neoforma, Inc.*	1,590
200	Neoware Systems, Inc.*	2,086
241	NetBank, Inc.	2,044
500	NetFlix, Inc.*	5,425
732	NetIQ Corporation*	8,367
200	Netlogic Microsystems, Inc.*	2,482
200	NetRatings, Inc.*	3,050
4,800	Network Appliance, Inc.*	132,768
900	Newport Corporation*	13,041
200	Niku Corporation*	3,610
2,234	Novell, Inc.*	13,315
1,823	Novellus Systems, Inc.*	48,729
1,800	Nvidia Corporation*	42,768
400	Omnicell, Inc.*	2,884
600	OmniVision Technologies, Inc.*	9,090
400	Online Resources Corporation*	3,524
661	Openwave Systems, Inc.*	8,058
200	Opnet Technologies, Inc.*	1,672
500	Opsware, Inc.*	2,580
48,330	Oracle Corporation*	603,158
200	OSI Systems, Inc.*	3,502
200	Overland Storage, Inc.*	2,936
200	Overstock.com, Inc.*	8,598
415	PalmOne, Inc.*	10,533
200	PalmSource, Inc.*	1,808

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Information Technology (continued)
1,800	Parametric Technology Corporation*	$10,062
200	Park Electrochemical Corporation	4,052
300	Paxar Corporation*	6,402
4,100	Paychex, Inc.	134,562
200	PDF Solutions, Inc.*	2,800
200	PEC Solutions, Inc.*	2,516
400	Pegasus Solutions, Inc.*	4,728
40	Peregrine Systems, Inc.*	824
200	Pericom Semiconductor Corporation*	1,714
700	Perot Systems Corporation, Class A*	9,408
200	Phoenix Technologies, Ltd.*	1,904
300	Photon Dynamics, Inc.*	5,718
525	Photronics, Inc.*	9,503
500	Pinnacle Systems, Inc.*	2,795
200	Pixar, Inc.*	19,510
800	Pixelworks, Inc.*	6,520
200	Planar Systems, Inc.*	1,804
600	Plantronics, Inc.	22,848
600	PLATO Learning, Inc.*	4,680
600	Plexus Corporation*	6,906
200	PLX Technology, Inc.*	2,100
1,100	Polycom, Inc.*	18,645
400	Portalplayer, Inc.*	9,132
500	Power Integrations, Inc.*	10,445
400	Priceline.com, Inc.*	10,080
800	Progress Software Corporation*	20,976
200	ProQuest Company*	7,230
200	Provide Commerce, Inc.*	5,776
400	QAD, Inc.	3,308
1,200	QLogic Corporation*	48,600
19,900	Qualcomm, Inc.	729,335
200	Quality Systems, Inc.*	8,468
400	Quest Software, Inc.*	5,536
800	Radiant Systems, Inc.*	7,840
400	RadiSys Corporation*	5,664
200	Radyne Comstream, Inc.*	1,634
1,100	Rambus, Inc.*	16,577
476	RealNetworks, Inc.*	2,751
2,190	Red Hat, Inc.*	23,893
300	Renaissance Learning, Inc.	5,136
800	Retek, Inc.*	8,976
1,000	Reynolds & Reynolds Company, Class A	27,060
400	RF Micro Devices, Inc.*	2,088
200	Rightnow Technologies, Inc.*	2,452
200	Rimage Corporation*	3,970
200	Rofin-Sinar Technologies, Inc.*	6,428
200	Rogers Corporation*	8,000
1,050	RSA Security, Inc.*	16,643
200	Rudolph Technologies, Inc.*	3,012
900	S1 Corporation*	6,246
2,030	Sabre Holdings Corporation, Class A	44,416
800	Salesforce.com, Inc.*	11,992
1,900	SanDisk Corporation*	52,820
4,176	Sanmina-SCI Corporation*	21,799
1,000	Sapient Corporation*	7,345
200	ScanSource, Inc.*	10,366
1,810	Scientific-Atlanta, Inc.	51,078
2,600	Seagate Technology*	50,830
200	Semitool, Inc.*	2,040
1,400	Semtech Corporation*	25,018
300	Serena Software, Inc.*	7,128
200	SI International, Inc.*	5,526
5,400	Siebel Systems, Inc.*	49,302
200	Sigma Designs, Inc.*	2,124
400	Sigmatel, Inc.	14,972
1,000	Silicon Image, Inc.*	10,060
900	Silicon Laboratories, Inc.*	26,739
400	Silicon Storage Technology, Inc.*	1,488
500	Siliconix, Inc.*	17,640
900	Sirf Technology Holdings, Inc.*	10,044
282	Skyworks Solutions, Inc.*	1,791
9,018	Solectron Corporation*	31,292
200	Spectralink Corporation	2,824
100	SRA International, Inc., Class A*	6,025
200	SS&C Technologies, Inc.	4,560
200	Standard Microsystems Corporation*	3,472
400	Startek, Inc.	6,720
200	Stellent, Inc.*	1,682
1,500	Storage Technology Corporation*	46,200
34,700	Sun Microsystems, Inc.*	140,188
3,564	SunGard Data Systems, Inc.*	122,958
1,000	Sybase, Inc.*	18,460
8,600	Symantec Corporation*	183,438
1,687	Symbol Technologies, Inc.	24,445
300	Symmetricon, Inc.*	3,327

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Information Technology (continued)
400	Synaptics, Inc.*	$9,280
200	Synnex Corporation*	3,484
1,592	Synopsys, Inc.*	28,815
300	Syntel, Inc.	5,310
200	Sypris Solutions, Inc.	2,144
400	Take-Two Interactive Software, Inc.*	15,640
1,000	Taser International, Inc.*	12,000
1,000	Tech Data Corporation*	37,060
200	Technitrol, Inc.*	2,984
1,400	Tektronix, Inc.	34,342
5,154	Tellabs, Inc.*	37,624
2,200	Teradyne, Inc.*	32,120
600	Tessera Technologies, Inc.*	25,938
20,922	Texas Instruments, Inc.	533,302
450	THQ, Inc.*	12,663
2,000	TIBCO Software, Inc.*	14,900
300	Tier Technolngies, Inc., Class B*	2,211
300	Titan Corporation*	5,448
2,840	Total System Services, Inc.	70,972
200	TransAct Technologies, Inc.*	2,002
400	Transaction Systems Architects, Inc., Class A*	9,260
100	Travelzoo, Inc.*	4,972
700	Trimble Navigation, Ltd.*	23,667
800	Trizetto Group, Inc.*	7,448
400	TTM Technologies, Inc.*	4,184
200	Ulticom, Inc.*	2,226
400	Ultratech, Inc.*	5,840
1,570	Unisys Corporation*	11,084
500	United Online, Inc.*	5,235
1,200	Utstarcom, Inc.*	13,140
1,063	ValueClick, Inc.*	11,278
500	Varian Semiconductor Equipment Associates, Inc.*	19,005
800	Veeco Instruments, Inc.*	12,040
300	Verint Systems, Inc.*	10,482
3,116	VeriSign, Inc.*	89,429
5,278	VERITAS Software Corporation*	122,555
400	Viasat, Inc.*	7,476
200	Virage Logic Corporation*	2,192
1,456	Vishay Intertechnology, Inc.*	18,098
600	Volterra Semiconductor Corporation*	8,100
200	WebEx Communications, Inc.*	4,318
3,345	WebMD Corporation*	28,433
500	webMethods, Inc.*	2,740
200	Websense, Inc.*	10,760
2,400	Western Digital Corporation*	30,600
868	Wind River Systems, Inc.*	13,089
11,500	Xerox Corporation*	174,225
4,300	Xilinx, Inc.	125,689
14,000	Yahoo!, Inc.*	474,600
875	Zebra Technologies Corporation, Class A*	41,554
962	Zoran Corporation*	9,957
200	Zygo Corporation*	2,592
		23,948,197
	Materials - 3.7%
200	A.M. Castle & Company*	2,520
200	Aceto Corporation	1,484
2,600	Air Products & Chemicals, Inc.	164,554
770	Airgas, Inc.	18,395
1,200	AK Steel Holding Corporation*	13,272
300	Albemarle Corporation	10,908
10,448	Alcoa, Inc.	317,515
400	Aleris International, Inc.*	9,980
850	Allegheny Technologies, Inc.	20,493
400	Alpha Natural Resources, Inc.*	11,468
300	AMCOL International Corporation	5,628
300	Aptargroup, Inc.	15,594
250	Arch Chemicals, Inc.	7,117
900	Arch Coal, Inc.	38,709
1,400	Ball Corporation	58,072
1,200	Bemis Company, Inc.	37,344
400	Blount International, Inc.*	6,792
600	Bowater, Inc.	22,602
400	Brush Engineered Materials, Inc.*	7,612
400	Buckeye Technologies, Inc.*	4,320
700	Cabot Corporation	23,401
400	Cambrex Corporation	8,520
500	Caraustar Industries, Inc.*	6,450
200	Carpenter Technology Corporation	11,882
400	Celanese Corporation, Class A*	7,196
300	Century Aluminum Company*	9,078
200	Cleveland-Cliffs, Inc.	14,574

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Materials (continued)
600	Commercial Metals Company	$20,334
200	Compass Minerals International	5,090
1,100	CONSOL Energy, Inc.	51,722
1,062	Crompton Corporation	15,505
1,500	Crown Holdings, Inc.*	23,340
300	Cytec Industries, Inc.	16,275
11,611	Dow Chemical Company	578,808
12,000	du Pont (E.I.) de Nemours & Company	614,880
231	Eagle Materials, Inc.	18,697
1,000	Eastman Chemical Company	59,000
2,300	Ecolab, Inc.	76,015
200	ElkCorp	7,692
1,500	Engelhard Corporation	45,045
500	Ferro Corporation	9,410
450	Florida Rock Industries, Inc.	26,469
400	FMC Corporation*	21,380
400	Foundation Coal Holdings, Inc.	9,404
2,200	Freeport-McMoRan Copper & Gold, Inc., Class B	87,142
800	FuelCell Energy, Inc.*	7,984
400	Genlyte Group, Inc.*	35,988
400	Georgia Gulf Corporation	18,392
2,917	Georgia-Pacific Corporation	103,524
200	Gibraltar Industries, Inc.	4,388
600	Glamis Gold, Ltd.*	9,366
500	Graphic Packaging Corporation*	2,205
600	Great Lakes Chemical Corporation	19,272
200	Greif, Inc., Class A	13,936
200	H. B. Fuller Company	5,800
800	Headwaters, Inc.*	26,256
1,100	Hercules, Inc.*	15,928
600	Huntsman Corporation*	13,992
900	International Flavors & Fragrances, Inc.	35,550
5,892	International Paper Company	216,767
900	International Steel Group, Inc.*	35,550
200	James River Coal Company*	7,670
600	KFX, Inc.*	8,040
472	Kronos Worldwide, Inc.	20,085
400	Lafarge North America, Inc.	23,380
600	Longview Fibre Company	11,256
1,200	Louisiana-Pacific Corporation	30,168
800	Lubrizol Corporation	32,512
2,855	Lyondell Chemical Company	79,712
300	MacDermid, Inc.	9,750
500	Martin Marietta Materials, Inc.	27,960
900	Massey Energy Company	36,036
700	McDermott International, Inc.*	13,251
2,376	MeadWestvaco Corporation	75,604
1,400	Meridian Gold, Inc.*	23,576
200	Minerals Technologies, Inc.	13,156
3,140	Monsanto Company	202,530
1,500	Mosaic Company*	25,590
330	Myers Industries, Inc.	4,656
200	NCI Building Systems, Inc.*	7,720
300	NewMarket Corporation*	5,580
4,900	Newmont Mining Corporation	207,025
400	NL Industries, Inc.	9,240
1,760	Nucor Corporation	101,306
770	Olin Corporation	17,171
400	Olympic Steel, Inc.*	7,152
300	OM Group, Inc.*	9,126
200	Omnova Solutions, Inc.*	1,074
400	Oregon Steel Mills, Inc.*	9,200
1,700	Owens-Illinois, Inc.*	42,738
1,000	Packaging Corporation of America	24,290
1,700	Pactiv Corporation*	39,695
1,600	Peabody Energy Corporation	74,176
300	Penford Corporation	4,875
1,220	Phelps Dodge Corporation	124,111
300	Plug Power, Inc.*	1,980
800	Polymer Group, Inc., Escrow*#†	0
800	PolyOne Corporation*	7,104
500	Potlatch Corporation	23,535
2,100	PPG Industries, Inc.	150,192
4,000	Praxair, Inc.	191,440
400	Quanex Corporation	21,328
601	Rayonier, Inc.	29,768
450	Reliance Steel & Aluminum Company	18,005
200	Roanoke Electric Steel Corporation	4,136
300	Rock-Tenn Company, Class A	3,990
1,658	Rohm & Haas Company	79,584

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Materials (continued)
400	Royal Gold, Inc.	$7,332
1,300	RPM International, Inc.	23,764
500	Schnitzer Steel Industries, Inc., Class A	16,865
500	Schulman (A.), Inc.	8,710
200	Scotts Company, Class A*	14,046
1,000	Sealed Air Corporation*	51,940
400	Sensient Technologies Corporation	8,624
1,400	Sherwin-Williams Company	61,586
700	Sigma-Aldrich Corporation	42,875
100	Silgan Holdings, Inc.	6,498
2,600	Smurfit-Stone Container Corporation*	40,222
1,100	Sonoco Products Company	31,735
200	Southern Peru Copper Corporation	11,092
400	Spartech Corporation	7,940
600	Steel Dynamics, Inc.	20,670
500	Stillwater Mining Company*	4,925
300	Symyx Technologies, Inc.*	6,615
400	Syntroleum Corporation*	4,896
700	Temple-Inland, Inc.	50,785
500	Terra Industries, Inc.*	3,880
200	Texas Industries, Inc.	10,750
200	Titanium Metals Corporation*	7,200
100	Trex Company, Inc.*	4,441
200	UAP Holdings Corporation*	3,220
1,300	United States Steel Corporation	66,105
1,000	USEC, Inc.	16,280
300	USG Corporation*	9,948
700	Valhi, Inc.	13,755
500	Valspar Corporation	23,270
900	Vulcan Materials Company	51,147
900	W.R. Grace & Company*	7,668
400	Wausau-Mosinee Paper Corporation	5,656
400	Westlake Chemical Corporation	12,940
200	Westmoreland Coal Company*	5,030
3,000	Weyerhaeuser Company	205,500
200	Wheeling-Pittsburgh Corporation*	6,210
1,300	Worthington Industries, Inc.	25,064
200	Zoltek Companies, Inc.*	2,432
		5,868,675
	Telecommunication Services - 3.0%
1,500	Alamosa Holdings, Inc.*	17,505
1,000	Alaska Communications Systems Holdings, Inc.	10,050
3,801	Alltel Corporation	208,485
2,500	American Tower Corporation, Class A*	45,575
200	Anaren, Inc.*	2,426
100	Arris Group, Inc.*	691
500	Aspect Communications Corporation*	5,205
9,581	AT&T Corporation	179,644
700	Atheros Communications, Inc.*	7,189
22,100	BellSouth Corporation	581,009
200	Boston Communications Group, Inc.*	1,424
1,600	Centennial Communications Corporation*	17,360
1,600	CenturyTel, Inc.	52,544
1,900	Citizens Communications Company	24,586
300	Commonwealth Telephone Enterprises, Inc.*	14,142
2,500	Crown Castle International Corporation*	40,150
500	Ditech Communications Corporation*	6,235
200	EFJ, Inc.*	1,646
400	Endwave Corporation*	9,504
44	Enterasys Networks, Inc.*	62
200	Extreme Networks, Inc.*	1,178
400	Fairpoint Communications, Inc.*	5,988
1,100	Foundry Networks, Inc.*	10,890
900	General Communication, Inc., Class A*	8,217
400	Global Crossing, Ltd.*	6,216
800	GoAmerica, Inc.*	6,000
200	ID Systems, Inc.*	2,216
500	IDT Corporation, Class B*	7,395
500	Interdigital Communications Corporation*	7,660
400	Iowa Telecommunications Services, Inc.	7,800
500	Ixia*	8,895
400	Jamdat Mobile, Inc.*	6,896
6,640	Juniper Networks, Inc.*	146,478
200	KVH Industries, Inc.*	1,822
8,400	Level 3 Communications, Inc.*	17,304

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Telecommunication Services (continued)
200	Mastec, Inc.*	$1,642
3,500	MCI, Inc.	87,220
400	NETGEAR, Inc.*	6,036
13,100	Nextel Communications, Inc., Class A*	372,302
400	Nextel Partners, Inc., Class A*	8,784
600	NII Holdings, Inc.*	34,500
200	NMS Communications Corporation*	858
200	North Pittsburgh Systems, Inc.	3,953
800	Novatel Wireless, Inc.*	8,600
800	NTL, Inc.*	50,936
1,200	Powerwave Technologies, Inc.*	9,288
400	Premiere Golbal Services, Inc.*	4,528
200	Price Communications Corporation*	3,500
12,870	Qwest Communications International, Inc.*	47,619
200	Remec, Inc.*	1,056
200	SafeNet, Inc.*	5,862
500	SBA Communications Corporation, Class A*	4,580
40,191	SBC Communications, Inc.	952,125
1,100	Sonus Networks, Inc.*	4,664
600	Spectrasite, Inc.*	34,782
15,350	Sprint Corporation	349,212
200	Surewest Communications	4,612
200	Syniverse Holdings, Inc.*	2,760
800	Tekelec*	12,752
570	Telephone & Data Systems, Inc.	46,512
200	Ubiquitel, Inc.*	1,340
800	United States Cellular Corporation*	36,504
400	Valor Communications Group, Inc.	5,788
33,486	Verizon Communications, Inc.	1,188,753
100	West Corporation*	3,200
1,000	Western Wireless Corporation, Class A*	37,960
300	Wireless Facilities, Inc.*	1,875
		4,804,490
	Utilities - 3.4%
7,885	AES Corporation*	129,156
800	AGL Resources, Inc.	27,944
1,600	Allegheny Energy, Inc.*	33,056
433	Allete, Inc.	18,121
1,200	Alliant Energy Corporation	32,136
2,400	Ameren Corporation	117,624
4,880	American Electric Power Company, Inc.	166,213
200	American States Water Company	5,060
1,366	Aqua America, Inc.	33,262
900	Atmos Energy Corporation	24,300
400	Avista Corporation	7,000
400	Black Hills Corporation	13,228
300	California Water Service Group	10,011
500	Calpine Corporation*	1,400
3,000	Centerpoint Energy, Inc.	36,090
200	CH Energy Group, Inc.	9,140
2,200	Cinergy Corporation	89,144
600	Cleco Corporation	12,780
2,300	CMS Energy Corporation*	29,992
2,900	Consolidated Edison, Inc.	122,322
2,100	Constellation Energy Group, Inc.	108,570
4,045	Dominion Resources, Inc.	301,069
1,500	DPL, Inc.	37,500
2,200	DTE Energy Company	100,056
11,200	Duke Energy Corporation	313,712
500	Duquesne Light Holdings, Inc.	8,960
432	Dynegy, Inc., Class A*	1,689
3,650	Edison International	126,728
700	El Paso Electric Company*	13,300
300	Empire District Electric Company	6,978
320	Energen Corporation	21,312
2,400	Energy East Corporation	62,928
2,700	Entergy Corporation	190,782
800	Equitable Resources, Inc.	45,952
8,024	Exelon Corporation	368,221
4,000	FirstEnergy Corporation	167,800
4,060	FPL Group, Inc.	163,009
900	Great Plains Energy, Inc.	27,522
1,000	Hawaiian Electric Industries, Inc.	25,520
600	Idacorp, Inc.	17,022
2,000	KeySpan Corporation	77,940
200	Laclede Group, Inc.	5,840
1,350	MDU Resources Group, Inc.	37,287
300	MGE Energy, Inc.	9,945
1,100	National Fuel Gas Company	31,449

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO	March 31, 2005
STATEMENT OF INVESTMENTS - (Continued)	(Unaudited)

Shares		Value (Note 1)
	Utilities (continued)
300	New Jersey Resources Corporation	$13,059
600	Nicor, Inc.	22,254
3,290	NiSource, Inc.	74,979
1,200	Northeast Utilities	23,124
500	Northwest Natural Gas Company	18,085
1,000	NRG Energy, Inc.*	34,150
695	NSTAR	37,739
1,100	OGE Energy Corporation	29,645
1,300	Oneok, Inc.	40,066
400	Otter Tail Corporation	10,016
400	Peoples Energy Corporation	16,768
2,200	Pepco Holdings, Inc.	46,178
4,800	PG&E Corporation	163,680
800	Piedmont Natural Gas Company, Inc.	18,432
1,200	Pinnacle West Capital Corporation	51,012
800	PNM Resources, Inc.	21,344
2,300	PPL Corporation	124,177
2,941	Progress Energy, Inc.	123,375
2,800	Public Service Enterprise Group, Inc.	152,292
1,100	Puget Energy, Inc.	24,244
1,100	Questar Corporation	65,175
3,529	Reliant Energy, Inc.*	40,160
1,179	SCANA Corporation	45,062
2,500	Sempra Energy	99,600
400	Sierra Pacific Resources*	4,300
100	South Jersey Industries, Inc.	5,640
8,900	Southern Company	283,287
1,372	Southern Union Company*	34,451
700	Southwest Gas Corporation	16,912
200	Southwest Water Company	2,086
1,400	TECO Energy, Inc.	21,952
3,570	TXU Corporation	284,279
700	UGI Corporation	31,794
300	UIL Holdings Corporation	15,195
700	Unisource Energy Corporation	21,679
833	Vectren Corporation	22,191
1,000	Westar Energy, Inc.	21,640
500	WGL Holdings, Inc.	15,480
1,400	Wisconsin Energy Corporation	49,700
600	WPS Resources Corporation	31,752
4,425	Xcel Energy, Inc.	76,022
		5,422,046
	TOTAL COMMON STOCKS (Cost $129,383,724)	159,805,027
RIGHTS - 0.0%** (Cost $0)
1,800	Seagate Tax Refund Rights*#†	0
WARRANTS - 0.0%**
211	IAC InterActiveCorp Warrants Expire 02/04/09*	1,055
12	Polymer Group, Inc., Class A Warrants Expire 03/04/10*#†	0
13	Polymer Group, Inc., Class B Warrants Expire 03/04/10*#†	0
	TOTAL WARRANTS (Cost $1,075)	1,055
TOTAL INVESTMENTS (Cost $129,384,799)	99.6%	159,806,082
OTHER ASSETS AND LIABILITIES (Net)	0.4%	690,446
NET ASSETS	100.0%	$160,496,528

*	Non-income producing security.
**	Amount represents less than 0.1% of net assets.
#	Amount represents less than $1.00
†	Fair-valued Securities

See Notes to Statements of Investments.

WILSHIRE MUTUAL FUNDS, INC.
NOTES TO STATEMENTS OF INVESTMENTS
March 31, 2005 (Unaudited)

1.	Significant Accounting Polices

Portfolio valuation: Each Portfolio’s investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. For securities traded on the National Association of Securities Dealers Automated Quotations system (“NASDAQ”), the NASDAQ Official Closing Price is used. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

Futures contracts:
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received y the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on futures contracts. The use of futures transactions involves the risk of imperfect correlation in movement in the price of futures contracts, interest rates, and underlying hedged assets.

2.	Tax Information

No provision for Federal income taxes is required since the Portfolios intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ending December 31, 2004, the Dow Jones Wilshire 5000 Portfolio elected to defer $2,337,494 of capital losses occurring between November 1, 2004 and December 31, 2004.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2004, the following Portfolios had available for Federal income tax purposes unused capital losses as follows:

	Expiring December 31,
Portfolio	2008	2009	2010	2011	2012
Large Company Growth Portfolio	-	$22,356,080	$38,469,520	-	-
Dow Jones Wilshire 5000 Index Portfolio	$343,818	1,775,025	8,232,611	$3,810,802	$5,509,772

For additional information regarding the accounting policies of the Wilshire Mutual Funds, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 1940 Act ) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.
By (Signature and Title)*	/s/ Lawrence E. Davanzo Lawrence E. Davanzo, President
(principal executive officer)

Date	5/20/05
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lawrence E. Davanzo Lawrence E. Davanzo, President
(principal executive officer)

Date	5/20/05

By (Signature and Title)*	/s/ Alex Chaloff Alex Chaloff, Treasurer
(principal financial officer)

Date	5/19/05

* Print the name and title of each signing officer under his or her signature.